FEBRUARY 27

20 5

PROSPECTUS

U.S. Equity Funds U.S. Fixed Income Funds International Funds

TCW Concentrated Value Fund TCW Core Fixed Income Fund Fund TCW Emerging Markets Income Fund

(I Share: TGFFX; N Share: TGFVX) (I Share: TGCFX; N Share: TGFNX) (I Share: TGEIX; N Share: TGINX)

TCW Global Real Estate Fund TCW Enhanced Commodity TCW Emerging Markets

(I Share: TGREX; N Share: TGRYX) Strategy Fund* Local Currency Income Fund

(I Share: TGGWX; N Share: TGABX) (I Share: TGWIX; N Share: TGWNX)

TCW Growth Equities Fund

(I Share: TGGEX; N Share: TGDNX) TCW Global Bond Fund TCW Emerging Markets

(I Share: TGGBX; N Share: TGGFX) Multi-Asset Opportunities Fund

TCW High Dividend Equities Fund (I Share: TGMAX; N Share: TGMEX)

(I Share: TGHDX; N Share: TGDEX) TCW High Yield Bond Fund

(I Share: TGHYX; N Share: TGHNX) TCW International Growth Fund

TCW Relative Value Dividend (I Share: TGIBX; N Share: TGIDX)

Appreciation Fund TCW Short Term Bond Fund

(I Share: TGDFX; N Share: TGIGX) (I Share: TGSMX) TCW International Small Cap Fund

(I Share: TGICX; N Share: TGNIX)

TCW Relative Value Large Cap Fund TCW Total Return Bond Fund

(I Share: TGDIX; N Share: TGDVX) (I Share: TGLMX; N Share: TGMNX)

TCW Relative Value Mid Cap Fund Asset Allocation Fund

(I Share: TGVOX; N Share: TGVNX)

TCW Conservative Allocation Fund

TCW Select Equities Fund (I Share: TGPCX; N Share: TGPNX)

(I Share: TGCEX; N Share: TGCNX)

TCW Small Cap Growth Fund

(I Share: TGSCX; N Share: TGSNX)

TCW SMID Cap Growth Fund

(I Share: TGSDX; N Share: TGMDX)

This prospectus tells you about the Class I and Class N shares of twenty-two of the separate investment funds (each a “Fund” and collectively, the “Funds”) offered by TCW Funds, Inc., each of which has different investment objectives and policies that are designed to meet different investment goals. Please read this document carefully before investing, and keep it for future reference.

As with all mutual funds, the Securities and Exchange Commission and Commodity Futures Trading Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

* TCW Enhanced Commodity Strategy Fund is not currently available to the public.

TCW Concentrated Value Fund

Investment Objective

The Fund’s investment objective is to seek to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management fees	0.65%	0.65%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.95%	2.76%
Total annual fund operating expenses	1.60%	3.66%
Fee waiver and/or expense reimbursement[1]	0.51%	2.57%
Total annual fund operating expenses after fee waiver and/or expense reimbursement[1]	1.09%	1.09%

[1]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest and acquired fund fees and expenses, if any) to 1.09% of average daily net assets. This contractual fee waiver/expense reimbursement will remain in place through February 29, 2016 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$111	$455	$823	$1,857
N	$111	$882	$1,674	$3,747

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39.65% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in the equity securities of large-capitalization companies. Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in publicly traded equity securities of companies with market capitalizations of greater than $3 billion dollars at the time of acquisition. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock such as convertible preferred stock, bonds or debentures; American Depository Receipts (ADRs); and other securities with equity characteristics.

The Fund typically invests in a portfolio of 25 to 40 companies. In managing the Fund’s investments, the portfolio managers seek to invest in attractively valued equity securities where the return on invested capital is improving. Bottom-up fundamental research is used to identify these companies. The portfolio managers will use both qualitative and quantitative screening criteria to supplement the fundamental research. The portfolio managers’ quantitative screening focuses on companies that have a disciplined approach to investing capital and favors companies with increasing return on investment capital. The Fund invests in companies trading at prices the portfolio managers believe are below their intrinsic values.

Portfolio securities may be sold for a number of reasons, including when a company fails to meet expectations or when the portfolio managers believe that (i) there has been a deterioration in the underlying fundamentals of a company, (ii) the intermediate- and long-term prospects for a company are poor, (iii) another security may offer a better investment opportunity, (iv) an individual security has reached its sell target, or (v) the portfolio should be rebalanced for diversification or portfolio weighting purposes.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition and in overall market, economic and political conditions.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•

securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•	investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has magnified the effect of conditions in one country or region on issuers of securities in a different country or region.

•

foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class N shares. Class I performance may be higher than Class N performance because of the potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class N Shares

Highest/Lowest quarterly results during this period were:

Highest	18.02%	(quarter ended 6/30/2009)
Lowest	-31.47%	(quarter ended 12/31/2008)

Average Annual Total Returns

(For the period ended December 31, 2014)

Share Class	1 Year	5 Years	10 Years
N – Return Before taxes	19.48%	14.23%	5.94%
- After taxes on distributions	19.38%	14.14%	5.88%
- After taxes on distributions and sale of fund shares	11.12%	11.46%	4.78%
I – Before taxes	19.46%	14.49%	6.12%
Russell 1000 Value® Index (reflects no deduction for fees, expenses or taxes)[1]	13.45%	15.42%	7.30%

[1]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Thomas K. McKissick	15 years (Since inception of the Fund)	Group Managing Director

N. John Snider	14 years	Group Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 81 of this Prospectus.

TCW Global Real Estate Fund

Investment Objective

The Fund’s investment objective is to seek to maximize total return from current income and long-term capital growth.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management fees	0.80%	0.80%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses[1]	10.54%	10.54%
Total annual fund operating expenses	11.34%	11.59%
Fee waiver and/or expense reimbursement[2]	9.88%	10.13%
Total annual fund operating expenses after fee waiver and/or expense reimbursement[2]	1.46%	1.46%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year and calculated as a percentage of the Fund’s assets.

[2]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest and acquired fund fees and expenses, if any) to 1.46% of average daily net assets. This contractual fee waiver/expense reimbursement will remain in place through February 29, 2016 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years
I	$149	$2,350
N	$149	$2,393

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized and commenced operations on December 1, 2014, no portfolio turnover figures are available.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of real estate investment trusts (“REITs”) and real estate companies. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. REITs are pooled investment vehicles that typically invest directly in real estate, mortgages and/or loans collateralized by real estate. Real estate companies are companies that in whole or part derive their assets, revenues, or net profits from the ownership, construction, management, or sale of residential, commercial, or industrial real estate, including housing and homebuilding companies; real estate brokers and land developers; and companies with significant real estate holdings. The Fund may also invest in shares of companies such as software companies, information technology companies, or other companies that provide real estate related services.

Under normal market conditions, the Fund will invest in securities of issuers located in at least three different countries (one of which may be the United States) and will invest at least 30% of its net assets, plus any borrowings for investment purposes, in securities of issuers domiciled outside the United States or whose primary business operations are outside the United States, including pooled investment vehicles domiciled in the United States that invest principally in non-U.S. securities. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. Equity securities include common and preferred stock; equity securities of foreign companies listed on established exchanges, including NASDAQ; American Depository Receipts (ADRs); securities that may be converted into or exchanged for common or preferred stock, such as convertible stock, convertible debt, preferred stock, Eurodollar convertible securities, warrants and options; and other securities with equity characteristics. The Fund may invest in securities of issuers located in developed and emerging market countries. The Fund’s investments may be denominated in either local currency or U.S. dollars.

The Fund typically invests in a portfolio of 25 to 50 companies at any given time. In managing the Fund’s investment, the portfolio manager uses a “bottom-up” approach in seeking to identify securities for investment, with emphasis on assessing asset, earnings, cash flow and management quality and stability. The portfolio manager may use both qualitative and quantitative screening criteria to supplement the fundamental research. The Fund seeks to invest in companies trading at prices the portfolio manager believes are below their estimated intrinsic values based on the qualitative and quantitative criteria.

The Fund may invest in options on indices or sell listed covered call options on the stocks it owns. “Covered call options” generally refers to writing or selling call options (i.e., holding a “short” position) on assets on which it has long exposure in an attempt to generate increased income from the asset. These practices may be used to hedge the Fund’s portfolio as well as for investment purposes; however, such practices may reduce returns or increase volatility.

Portfolio securities may be sold for a number of reasons, including when a company fails to meet expectations or when the portfolio manager believes that (i) there has been a deterioration in the underlying fundamentals of a company, (ii) the intermediate- and long-term prospects for a company are poor, (iii) another security may offer a better investment opportunity, (iv) an individual security has become fully valued, has become too large a position in the Fund, or has reached its sell target, or (v) the portfolio should be rebalanced for diversification or portfolio weighting purposes.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

REIT and real estate company risk: the risk that the value of the Fund’s investments in REITs and real estate companies may generally be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry. REITs are also subject to heavy cash flow dependency, self-liquidation and the possibility of failing to qualify for tax-free “pass-through” of income under the federal tax law.

•

real estate industry concentration risk: the risk that the Fund may be susceptible to the impact of market, economic, regulatory, and other factors affecting the real estate industry and/or the local or regional real estate markets because of its concentrated investments in the real estate industry. At times of such impact, the value of the Fund may fluctuate more widely than it would for a fund that invests more broadly across varying industries and sectors.

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition and in overall market, economic and political conditions.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•

foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has magnified the effect of conditions in one country or region on issuers of securities in a different country or region.

•

foreign currency risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments denominated in foreign currencies or the Fund’s investments in foreign currencies or in securities that trade in and receive revenues in, or in derivatives that provide exposure to, foreign currencies.

•

emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries.

•

securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager’s choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•

mortgage/loan REIT risk: the risk that REITs that invest in mortgages or loans may also be indirectly subject to various risks associated with those investments, including, but not limited to: interest rate risk, credit risk and distressed and defaulted securities risk as discussed below:

-	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates.

-	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

-	distressed and defaulted securities risk: the risk that the repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties.

•

frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund.

•

derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•

leverage risk: the risk that leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.

•	counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.

•	options strategy risk: the risk that the Fund’s opportunity to profit from an increase in the market value of its investments may be limited by writing call options.

•

other investment company risk: the risk that investments by the Fund in the shares of other investment companies, including exchange-traded funds and REITs, are subject to the risks associated with such investment companies’ portfolio securities. Accordingly, the Fund’s investment in shares of another investment company will fluctuate based on the performance of such investment company’s portfolio securities. Further, Fund shareholders will indirectly bear a proportionate share of the expenses of any investment company in which the Fund invests, in addition to paying the Fund’s expenses.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The Fund commenced operations on December 1, 2014. Performance information will be included after the Fund has been in operation for one calendar year.

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Manager

The portfolio manager for the Fund is:

Name	Experience with the Fund	Primary Title with Investment Advisor
Iman Brivanlou	Since December 2014 (Inception of Fund)	Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 81 of this Prospectus.

TCW Growth Equities Fund

Investment Objective

The Fund’s investment objective is to seek to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)

	Share Classes
	I	N
Management fees	1.00%	1.00%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.42%	0.76%
Total annual fund operating expenses	1.42%	2.01%
Fee waiver and/or expense reimbursement[1]	0.22%	0.81%
Total annual fund operating expenses after fee waiver and/or expense reimbursement[1]	1.20%	1.20%

[1]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest and acquired fund fees and expenses, if any) to 1.20% of average daily net assets. This contractual fee waiver/expense reimbursement will remain in place through February 29, 2016 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$122	$428	$755	$1,683
N	$122	$552	$1,008	$2,273

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49.03% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies with market capitalizations, at the time of acquisition, within the capitalization range of the companies comprising the Russell MidCap® Growth Index. As of December 31, 2014, the market capitalization of companies included in the Russell MidCap® Growth Index was between $275 million and $34 billion. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. Equity securities include common and preferred stock; securities convertible into common or preferred stock such as convertible preferred stock, bonds and debentures; rights or warrants to purchase common or preferred stock; and other securities with equity characteristics.

The Fund invests primarily in issuers which are characterized as “growth companies” according to criteria established by the portfolio managers. Within these parameters, the Fund may invest in securities of foreign companies, including emerging or developing markets companies, listed on a U.S. exchange, American Depository Receipts (ADRs) or American Depository Shares (ADS).

In managing the Fund’s investments, the portfolio managers use a “bottom up” approach to identify securities for investment. First, quantitative and qualitative criteria are used to screen companies. Companies that make it through this screening process are then subjected to a fundamental analysis, which generally looks for one or more of the following factors:

•	a record of consistent earnings growth or the potential to grow earnings

•	an ability to earn an attractive return on equity

•	a large and growing market share

•	a strong balance sheet

•	significant ownership by management and a strong management team

Portfolio securities may be sold for a number of reasons, including when a company fails to meet expectations or when the portfolio managers believe that (i) there has been a deterioration in the underlying fundamentals of a company, (ii) the intermediate- and long-term prospects for a company are poor, (iii) another security may offer a better investment opportunity, (iv) an individual security has reached its sell target, or (v) the portfolio should be rebalanced for diversification or portfolio weighting purposes.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition and in overall market, economic and political conditions.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

small- and mid-capitalization company risk: the risk that small- and mid-capitalization companies may have more volatile stock performance than large-capitalization companies and are more likely to experience business failures, which may increase the risk of loss to the Fund.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.
•

securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•

foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has magnified the effect of conditions in one country or region on issuers of securities in a different country or region.

•

emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of the potentially lower expenses paid by the Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	20.82%	(quarter ended 6/30/2009)
Lowest	-26.36%	(quarter ended 12/31/2008)

Average Annual Total Returns

(For the period ended December 31, 2014)

Share Class	1 Year	5 Years	10 Years
I – Before taxes	2.04%	12.01%	7.88%
- After taxes on distributions	-0.73%	8.93%	6.20%
- After taxes on distributions and sale of fund shares	2.91%	9.17%	6.19%
N – Before taxes	2.06%	12.01%	7.85%
Russell MidCap® Growth Index (reflects no deduction for fees, expenses or taxes)[1]	11.90%	16.94%	9.43%

[1]	The Russell MidCap® Growth Index measures the performance of those companies in the Russell MidCap® Index with higher price-to-book ratios and higher forecasted growth values.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Chang Lee	2 years	Managing Director

Mike Olson	2 years	Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 81 of this Prospectus.

TCW High Dividend Equities Fund

Investment Objective

The Fund’s investment objective is to seek high total return from current income and capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)

	Share Classes
	I	N
Management fees	0.65%	0.65%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses[1]	10.54%	10.54%
Total annual fund operating expenses	11.19%	11.44%
Fee waiver and/or expense reimbursement[2]	10.01%	10.26%
Total annual fund operating expenses after fee waiver and/or expense reimbursement[2]	1.18%	1.18%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year and calculated as a percentage of the Fund’s assets.

[2]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest and acquired fund fees and expenses, if any) to 1.18% of average daily net assets. This contractual fee waiver/expense reimbursement will remain in place through February 29, 2016 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years
I	$120	$2,302
N	$120	$2,345

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized and commenced operations on December 1, 2014, no portfolio turnover figures are available.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities listed on U.S. financial markets. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. In seeking to achieve the Fund’s investment objective, the portfolio manager primarily utilizes a qualitative approach to identify potentially high yielding dividend securities of U.S. issuers. Equity securities include common and preferred stock; equity securities of foreign companies listed on established exchanges, including NASDAQ; American Depository Receipts (ADRs); securities that may be converted into or exchanged for common or preferred stock, such as convertible stock, convertible debt, preferred stock, Eurodollar convertible securities, warrants and options; and other securities with equity characteristics. The Fund will invest primarily in U.S. listed and domiciled companies that have a record of paying dividends, including real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), publicly traded partnerships (“PTPs”), business development companies (“BDCs”) and U.S. equity exchange traded funds (“ETFs”). The Fund may also invest in short-term securities and/or money market instruments, such as commercial paper.

The Fund may invest in options on indices or sell listed covered call options on the stocks it owns. “Covered call options” generally refers to writing or selling call options (i.e., holding a “short” position) on assets on which it has long exposure to in an attempt to generate increased income from the asset. These practices may be used to hedge the Fund’s portfolio as well as for investment purposes; however, such practices may reduce returns or increase volatility.

Portfolio securities may be sold for a number of reasons, including when a company fails to meet expectations or when the portfolio manager believes that (i) there has been a deterioration in the underlying fundamentals of a company, (ii) the intermediate- and long-term prospects for a company are poor, (iii) there are negative macroeconomic or geopolitical considerations that may affect a company, (iv) another security may offer a better investment opportunity, (v) an individual security has reached its sell target, or (vi) the portfolio should be rebalanced for diversification or portfolio weighting purposes.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition and in overall market, economic and political conditions.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager’s choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•	issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•

REIT risk: the risk that the value of the Fund’s investments in REITs may generally be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry. REITs are also subject to heavy cash flow dependency, self-liquidation and the possibility of failing to qualify for tax-free “pass-through” of income under the federal tax law.

•

BDC risk: the risk of investing in a BDC, which is similar to the risk of investing in a private equity or venture capital fund. BDCs are not redeemable at the option of the shareholder, and they may trade in the market at a discount to their net asset value. BDCs may employ the use of leverage in their portfolios through borrowings or the issuance of preferred stock. While leverage often serves to increase the yield of a BDC, this leverage also subjects a BDC to increased risks, including the likelihood of increased volatility and the possibility that a BDC’s common share income will fall if the dividend rate of the preferred shares or the interest rate on any borrowings rises.

•

PTP and MLP risks: the risk that the value of the Fund’s investments will decline due to the Fund’s limited control and limited rights to vote on matters affecting a PTP or MLP, risks related to potential conflicts of interest between a PTP or MLP’s limited partners and the PTP or MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. Certain PTP or MLP securities may trade in lower volumes due to their smaller capitalizations and as a result may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity. PTPs and MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

•

other investment company risk: the risk that investments by the Fund in the shares of other investment companies, including ETFs and REITs, are subject to the risks associated with such investment companies’ portfolio securities. Accordingly, the Fund’s investment in shares of another investment company will fluctuate based on the performance of such investment company’s portfolio securities. Further, Fund shareholders will indirectly bear a proportionate share of the expenses of any investment company in which the Fund invests, in addition to paying the Fund’s expenses.

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has magnified the effect of conditions in one country or region on issuers of securities in a different country or region.

•

foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.

•

derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•

leverage risk: the risk that leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.

•	counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.

•	options strategy risk: the risk that the Fund’s opportunity to profit from an increase in the market value of its investments may be limited by writing call options.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The Fund commenced operations on December 1, 2014. Performance information will be included after the Fund has been in operation for one calendar year.

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Manager

The portfolio manager for the Fund is:

Name	Experience with the Fund	Primary Title with Investment Advisor
Iman Brivanlou	Since December 2014 (Inception of Fund)	Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 81 of this Prospectus.

TCW Relative Value Dividend Appreciation Fund

Investment Objective

The Fund’s investment objective is to seek to realize a high level of dividend income consistent with prudent investment management. Capital appreciation is a secondary objective.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management fees	0.75%	0.75%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.11%	0.14%
Total annual fund operating expenses	0.86%	1.14%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$88	$274	$477	$1,061
N	$116	$362	$628	$1,386

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17.33% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of companies that have a record of paying dividends. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock such as convertible preferred stock, bonds or debentures; American Depository Receipts (ADRs); and other securities with equity characteristics.

The portfolio manager analyzes economic and market conditions and identifies securities that the portfolio manager believes will make the best investments in the pursuit of the Fund’s investment objective. In selecting the Fund’s investments, the portfolio manager considers various factors, which may include one or more of the following:

•	a company’s current valuation

•	a company’s market capitalization

•	a company’s price/earnings ratio

•	a company’s current dividend yield

•	a company’s potential for a strong positive cash flow and future dividend yields

Portfolio securities may be sold for a number of reasons, including when a company fails to meet expectations or when the portfolio manager believes that (i) there has been a deterioration in the underlying fundamentals of a company, (ii) the intermediate- and long-term prospects for a company are poor, (iii) another security may offer a better investment opportunity, (iv) an individual security has reached its sell target, or (v) the portfolio should be rebalanced for diversification or portfolio weighting purposes.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition and in overall market, economic and political conditions.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager’s choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has magnified the effect of conditions in one country or region on issuers of securities in a different country or region.

•

foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class N shares. Class I performance may be higher than Class N performance because of the potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class N Shares

Highest/Lowest quarterly results during this period were:

Highest	19.02%	(quarter ended 9/30/2009)
Lowest	-26.89%	(quarter ended 12/31/2008)

Average Annual Total Returns

(For the period ended December 31, 2014)

Share Class	1 Year	5 Years	10 Years
N – Before taxes	9.43%	15.69%	6.67%
- After taxes on distributions	9.08%	15.39%	6.29%
- After taxes on distributions and sale of fund shares	5.60%	12.68%	5.39%
I – Before taxes	9.84%	16.04%	6.98%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)[1]	13.45%	15.42%	7.30%

[1]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Manager

The portfolio manager for the Fund is:

Name	Experience with the Fund	Primary Title with Investment Advisor
Diane E. Jaffee	13 years	Group Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 81 of this Prospectus.

TCW Relative Value Large Cap Fund

Investment Objective

The Fund’s investment objective is to seek capital appreciation, with a secondary goal of current income.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management fees	0.75%	0.75%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.13%	0.12%
Total annual fund operating expenses	0.88%	1.12%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$90	$281	$488	$1,084
N	$114	$356	$617	$1,363

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18.77% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in equity securities of large-capitalization companies. Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of companies with a market capitalization of greater than $1 billion at the time of purchase. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock such as convertible preferred stock, bonds or debentures; American Depository Receipts (ADRs); and other securities with equity characteristics.

The Fund will invest mostly in companies the portfolio managers believe are “value companies.” In managing the Fund’s investments, the portfolio managers blend a number of investment strategies. The portfolio managers emphasize investing in companies that tend to have one or more characteristics that are lower than the equivalent characteristics for companies in the S&P 500 Index. The portfolio managers seek companies that they believe are neglected or out of favor and whose stock prices are low in relation to current earnings, cash flow, book value and sales and companies that they believe have reasonable prospects for growth even though the expectations for these companies are low and their valuations are temporarily depressed.

Portfolio securities may be sold for a number of reasons, including when a company fails to meet expectations or when the portfolio managers believe that (i) there has been a deterioration in the underlying fundamentals of a company, (ii) the intermediate- and long-term prospects for a company are poor, (iii) another security may offer a better investment opportunity, (iv) an individual security has reached its sell target, or (v) the portfolio should be rebalanced for diversification or portfolio weighting purposes.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition and in overall market, economic and political conditions.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has magnified the effect of conditions in one country or region on issuers of securities in a different country or region.

•

foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class N shares. Class I performance may be higher than Class N performance because of the potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class N Shares

Highest/Lowest quarterly results during this period were:

Highest	19.90%	(quarter ended 9/30/2009)
Lowest	-25.24%	(quarter ended 12/31/2008)

Average Annual Total Returns

(For the period ended December 31, 2014)

Share Class	1 Year	5 Years	10 Years
N – Before taxes	10.71%	14.96%	6.80%
- After taxes on distributions	10.50%	14.79%	6.56%
- After taxes on distributions and sale of fund shares	6.23%	12.08%	5.49%
I – Before taxes	10.99%	15.22%	7.05%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)[1]	13.45%	15.42%	7.30%

[1]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Diane E. Jaffee	16 years	Group Managing Director

Matthew J. Spahn	12 years	Senior Vice President

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 81 of this Prospectus.

TCW Relative Value Mid Cap Fund

Investment Objective

The Fund’s investment objective is to seek to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)

	Share Classes
	I	N
Management fees	0.80%	0.80%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.15%	0.22%
Total annual fund operating expenses	0.95%	1.27%
Fee waiver and/or expense reimbursement[1]	0.00%	0.06%
Total annual fund operating expenses after fee waiver and/or expense reimbursement[1]	0.95%	1.21%

[1]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest and acquired fund fees and expenses, if any) to 1.21% of average daily net assets. This contractual fee waiver/expense reimbursement will remain in place through February 29, 2016 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$97	$303	$525	$1,166
N	$123	$397	$691	$1,529

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21.67% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 65% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies with market capitalizations, at the time of acquisition, within the capitalization range of the companies comprising the Russell MidCap® Index. As of December 31, 2014, the market capitalization of companies included in the Russell MidCap® Index was between $275 million and $34 billion. Equity securities include common and preferred stock, securities convertible into common or preferred stock such as convertible preferred stock, bonds and debentures; rights or warrants to purchase common or preferred stock; American Depository Receipts (ADRs); and other securities with equity characteristics.

The Fund will invest mostly in what the portfolio manager believes are “value companies.” The portfolio manager seeks to identify those companies that have fallen out of favor and whose stock is selling below what the portfolio manager believes is its real value. The portfolio manager looks for those stocks with a potential catalyst, such as new products, technologies, or management, which may trigger an increase in their values.

Portfolio securities may be sold for a number of reasons, including when a company fails to meet expectations or when the portfolio manager believes that (i) there has been a deterioration in the underlying fundamentals of a company, (ii) the intermediate- and long-term prospects for a company are poor, (iii) another security may offer a better investment opportunity, (iv) an individual security has reached its sell target, or (v) the portfolio should be rebalanced for diversification or portfolio weighting purposes.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition and in overall market, economic and political conditions.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

small- and mid-capitalization company risk: the risk that small- and mid-capitalization companies may have more volatile stock performance than large capitalization companies and are more likely to experience business failures, which may increase the risk of loss to the Fund.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager’s choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has magnified the effect of conditions in one country or region on issuers of securities in a different country or region.

•

foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of the potentially lower expenses paid by the Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	19.32%	(quarter ended 6/30/2009)
Lowest	-27.18%	(quarter ended 12/31/2008)

Average Annual Total Returns

(For the period ended December 31, 2014)

Share Class	1 Year	5 Years	10 Years
I – Before taxes	5.65%	15.19%	6.89%
- After taxes on distributions	2.68%	13.90%	5.59%
- After taxes on distributions and sale of fund shares	5.63%	12.22%	5.41%
N – Before taxes	5.42%	14.85%	6.57%
Russell MidCap® Value Index (reflects no deduction for fees, expenses or taxes)[1]	14.75%	17.43%	9.43%

[1]	The Russell MidCap® Value Index measures the performance of those companies in the Russell MidCap® Index with lower price-to-book ratios and lower forecasted growth values.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Manager

The portfolio manager for the Fund is:

Name	Experience with the Fund	Primary Title with Investment Advisor
Diane E. Jaffee	4 years	Group Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 81 of this Prospectus.

TCW Select Equities Fund

Investment Objective

The Fund’s investment objective is to seek to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management fees	0.75%	0.75%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.11%	0.13%
Total annual fund operating expenses	0.86%	1.13%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$88	$274	$477	$1,061
N	$115	$359	$622	$1,375

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25.79% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in equity securities of mid- and large-capitalization companies. Under normal circumstances, the Fund invests 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock such as convertible preferred stock, bonds or debentures; American Depository Receipts (ADRs); and other securities with equity characteristics. The portfolio manager uses a highly focused approach, which seeks to achieve superior long-term returns over a full market cycle by owning shares of companies that the portfolio manager believes to have strong and enduring business models and inherent advantages over their competitors.

Portfolio securities may be sold for a number of reasons, including when a company fails to meet expectations or when the portfolio manager believes that (i) there has been a deterioration in the underlying fundamentals of a company, (ii) the intermediate- and long-term prospects for a company are poor, (iii) another security may offer a better investment opportunity, (iv) an individual security has reached its sell target, or (v) the portfolio should be rebalanced for diversification or portfolio weighting purposes.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition and in overall market, economic and political conditions.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•	liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager’s choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has magnified the effect of conditions in one country or region on issuers of securities in a different country or region.

•

foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the

Fund’s Class I shares. Class N performance would be lower than Class I performance because of the lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	15.71%	(quarter ended 3/31/2012)
Lowest	-19.31%	(quarter ended 12/31/2008)

Average Annual Total Returns

(For the period ended December 31, 2014)

Share Class	1 Year	5 Years	10 Years
I – Before taxes	7.51%	14.31%	6.85%
- After taxes on distributions	6.72%	13.87%	6.20%
- After taxes on distributions and sale of fund shares	4.91%	11.53%	5.44%
N – Before taxes	7.26%	13.99%	6.55%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)[1]	13.05%	15.81%	8.49%

[1]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Manager

The portfolio manager for the Fund is:

Name	Experience with the Fund	Primary Title with Investment Advisor
Craig C. Blum	11 years	Group Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 81 of this Prospectus.

TCW Small Cap Growth Fund

Investment Objective

The Fund’s investment objective is to seek to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)

	Share Classes
	I	N
Management fees	1.00%	1.00%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.20%	0.21%
Total annual fund operating expenses	1.20%	1.46%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$122	$381	$660	$1,455
N	$149	$462	$797	$1,746

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75.51% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies with market capitalizations, at the time of acquisition, within the capitalization range of the companies comprising the Russell 2000® Growth Index. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. As of December 31, 2014, the market capitalization of companies included in the Russell 2000® Growth Index was between $30 million and $8 billion. Equity securities include common and preferred stock, securities convertible into common or preferred stock such as convertible preferred stock, bonds and debentures; rights or warrants to purchase common or preferred stock; and other securities with equity characteristics. Within these parameters, the Fund may invest in securities of foreign companies, including emerging or developing markets companies, listed on a U.S. exchange or in American Depository Receipts (ADRs).

In managing the Fund’s investments, under normal market conditions, the portfolio managers use a small cap growth investment philosophy. That philosophy consists of company-by-company analysis to screen potential investments and to monitor securities in the Fund’s portfolio.

Portfolio securities may be sold for a number of reasons, including when a company fails to meet expectations or when the portfolio managers believe that (i) there has been a deterioration in the underlying fundamentals of a company, (ii) the intermediate- and long-term prospects for a company are poor, (iii) another security may offer a better investment opportunity, (iv) an individual security has reached its sell target, or (v) the portfolio should be rebalanced for diversification or portfolio weighting purposes.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition and in overall market, economic and political conditions.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

small-capitalization company risk: the risk that small-capitalization companies may have more volatile stock performance than mid- and large-capitalization companies and are more likely to experience business failures, which may increase the risk of loss to the Fund.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•

foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has magnified the effect of conditions in one country or region on issuers of securities in a different country or region.

•

emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of the potentially lower expenses paid by the Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	32.25%	(quarter ended 6/30/2009)
Lowest	-26.38%	(quarter ended 12/31/2008)

Average Annual Total Returns

(For the period ended December 31, 2014)

Share Class	1 Year	5 Years	10 Years
I – Before taxes	0.69%	10.39%	9.23%
- After taxes on distributions	-3.96%	8.66%	8.37%
- After taxes on distributions and sale of fund shares	2.61%	8.05%	7.49%
N – Before taxes	0.51%	10.10%	8.90%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)[1]	5.60%	16.80%	8.54%

[1]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and high forecasted growth values.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Chang Lee	2 years	Managing Director

Mike Olson	2 years	Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 81 of this Prospectus.

TCW SMID Cap Growth Fund

Investment Objective

The Fund’s investment objective is to seek to provide long term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)

	Share Classes
	I	N
Management fees	1.00%	1.00%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.23%	0.26%
Total annual fund operating expenses	1.23%	1.51%
Fee waiver and/or expense reimbursement[1]	0.03%	0.31%
Total annual fund operating expenses after fee waiver and/or expense reimbursement[1]	1.20%	1.20%

[1]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest and acquired fund fees and expenses, if any) to 1.20% of average daily net assets. This contractual fee waiver/expense reimbursement will remain in place through February 29, 2016 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$122	$387	$673	$1,486
N	$122	$447	$794	$1,775

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66.58% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies with market capitalizations, at the time of acquisition, within the capitalization range of companies comprising the Russell 2500® Growth Index. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. As of December 31, 2014, the market capitalization range of companies included in the Russell 2500® Growth Index was between $30 million and $17 billion. Equity securities include common and preferred stocks; securities convertible into common or preferred stocks such as convertible bonds and debentures; rights or warrants to purchase common or preferred stocks; American Depository Receipts (ADRs); American Depository Shares (ADS); and other securities with equity characteristics.

The Fund invests primarily in issuers which are characterized as “growth companies” according to parameters established by the portfolio managers. Within these parameters, the Fund may invest in securities of foreign companies, including companies in emerging or developing markets, listed on a U.S. exchange, ADRs or ADS.

In managing the Fund’s investments, the portfolio managers use a “bottom up” approach to identify companies for investment. The primary focus is on companies where the portfolio managers’ estimates of a company’s free cash flow growth is above that implied by current Wall Street estimates and, in the portfolio managers’ opinion, the security is attractively valued relative to those cash flows. Companies that make it through this screening process are then subjected to a fundamental analysis, which generally looks for one or more of the following factors:

•	competing in a large or growing market, which offers the potential for increasing market share

•	the ability to fund revenue and earnings growth with internally generated free cash flow and/or balance sheet cash

•	a differentiated product or service

•	a strong balance sheet

•	a strong management team and significant ownership by management

Portfolio securities may be sold for a number of reasons, including when a company fails to meet expectations or when the portfolio managers believe that (i) there has been a deterioration in the underlying fundamentals of a company, (ii) the intermediate- and long-term prospects for a company are poor, (iii) another security may offer a better investment opportunity, (iv) an individual security has reached its sell target, or (v) the portfolio should be rebalanced for diversification or portfolio weighting purposes.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition and in overall market, economic and political conditions.

•

small- and mid-capitalization company risk: the risk that small- and mid-capitalization companies may have more volatile stock performance than large-capitalization companies and are more likely to experience business failures, which may increase the risk of loss to the Fund.

•

investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the security at all, each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.

•

emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries.

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has magnified the effect of conditions in one country or region on issuers of securities in a different country or region.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of potentially lower expenses paid by the Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	15.06%	(quarter ended 9/30/2013)
Lowest	-24.96%	(quarter ended 9/30/2011)

Average Annual Total Returns

(For the period ended December 31, 2014)

Share Class	1 Year	Since Inception (11/1/2010)
I – Before taxes	-0.07%	10.36%
- After taxes on distributions	-0.81%	10.18%
- After taxes on distributions and sale of fund shares	0.58%	8.18%
N – Before taxes	-0.07%	10.36%
Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)[1]	7.05%	16.98%

[1]

The Russell 2500® Growth Index measures the performance of small to mid-cap growth segment of the U.S. equity universe and includes those Russell 2500® Index companies with higher price-to-book ratios and higher forecasted growth values.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Chang Lee	2 years	Managing Director

Mike Olson	2 years	Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 81 of this Prospectus.

TCW Core Fixed Income Fund

Investment Objective

The Fund’s investment objective is to seek to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)

	Share Classes
	I	N
Management fees	0.40%	0.40%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.09%	0.15%
Total annual fund operating expenses	0.49%	0.80%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$50	$157	$274	$616
N	$82	$255	$444	$990

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 249.94% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. Debt securities include but are not limited to securities issued or guaranteed by the United States government or its agencies, instrumentalities or sponsored corporations; corporate obligations (including convertible securities); mortgage-backed securities; asset-backed securities; U.S. dollar denominated foreign debt securities (corporate and government); and other securities bearing fixed or variable interest rates of any maturity.

The Fund may invest up to 5% of its net assets in high yield/below investment grade bonds, commonly known as “junk bonds.” The Fund may also invest a portion of its assets in bank loans of companies in the high yield universe. High yield portfolio holdings are diversified by industry and issuer in an attempt to reduce the impact of negative events on an industry or issuer.

The Fund may invest in derivative instruments such as options, futures and swap agreements. The Fund may invest in securities that are commonly referred to as mortgage derivatives, including inverse floaters, interest only (IO) strips, principal-only (PO) strips, inverse IOs and tiered index bonds. The Fund may also purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.

In managing the Fund’s investments, under normal market conditions, the portfolio managers use a controlled risk approach. The techniques of this approach attempt to control the principal risk components of the fixed income markets and include consideration of:

•	security selection within a given sector

•	relative performance of the various market sectors

•	the shape of the yield curve

•	fluctuations in the overall level of interest rates

The portfolio managers also utilize active asset allocation in managing the Fund’s investments and monitor the duration of the Fund’s portfolio securities to seek to mitigate the Fund’s exposure to interest rate risk.

Portfolio securities and other instruments may be sold for a number of reasons, including when the portfolio managers believe that (i) another security or instrument may offer a better investment opportunity, (ii) there has been a deterioration in the credit fundamentals of an issuer, (iii) an individual security or instrument has reached its sell target, or (iv) the portfolio should be rebalanced for diversification or portfolio weighting purposes.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•

prepayment risk of asset-backed and mortgage-backed securities: the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.

•

extension risk of asset-backed and mortgage-backed securities: the risk that in times of rising interest rates, prepayments will slow causing portfolio securities considered short or intermediate term to become long-term securities, which fluctuate more widely in response to changes in interest rates than shorter term securities.

•

asset-backed securities investment risk: the risk that the impairment of the value of the collateral underlying a security in which the Fund invests, such as the non-payment of loans, will result in a reduction in the value of the security.

•	frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund.

•

derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•

leverage risk: the risk that leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.

•	counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has magnified the effect of conditions in one country or region on issuers of securities in a different country or region.

•	foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.

•	distressed and defaulted securities risk: the risk that the repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of the potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	7.35%	(quarter ended 9/30/2009)
Lowest	-2.51%	(quarter ended 6/30/2013)

Average Annual Total Returns

(For the period ended December 31, 2014)

Share Class	1 Year	5 Years	10 Years
I – Before taxes	5.65%	5.64%	5.87%
- After taxes on distributions	4.68%	4.25%	4.16%
- After taxes on distributions and sale of fund shares	3.20%	3.89%	3.93%
N – Before taxes	5.37%	5.30%	5.56%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[1]	5.97%	4.45%	4.71%

[1]

The Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index of investment grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Stephen M. Kane	4 years	Group Managing Director

Laird R. Landmann	4 years	Group Managing Director

Tad Rivelle	5 years	Group Managing Director and Chief Investment Officer — Fixed Income

Bryan Whalen	1 year	Group Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 81 of this Prospectus.

TCW Enhanced Commodity Strategy Fund

(Please note that TCW Enhanced Commodity Fund is not currently available to the public.)

Investment Objective

The Fund’s investment objective is to seek total return which exceeds that of its commodity benchmark.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)

	Share Classes
	I	N
Management fees[1]	0.50%	0.50%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	2.87%	3.17%
Expenses of the subsidiary	2.53%	2.53%
Total annual fund operating expenses	5.90%	6.45%
Fee waiver and/or expense reimbursement[2]	5.20%	5.70%
Total annual fund operating expenses after fee waiver and/or expense reimbursement[2]	0.70%	0.75%

[1]

The Fund may invest a portion of its assets in TCW Cayman Enhanced Commodity Fund, Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary has entered into a separate advisory agreement with the Fund’s investment advisor, TCW Investment Management Company (the “Advisor”), for the management of the Subsidiary’s portfolio, pursuant to which the Subsidiary is obligated to pay the Advisor a management fee at the same rate that the Fund pays the Advisor for services provided to the Fund. The Advisor is contractually obligated to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary for the management of the portion of the Fund’s assets invested in the Subsidiary. This waiver may not be terminated without the consent of the Board of Directors.

[2]

The Advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest and acquired fund fees and expenses, if any) to 0.70% of average daily net assets with respect to Class I shares and 0.75% of average daily net assets with respect to Class N shares. This contractual fee waiver/expense reimbursement will remain in place through February 29, 2016 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$72	$1,291	$2,489	$5,391
N	$77	$1,402	$2,689	$5,748

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4.13% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund seeks to achieve its investment objective by investing in commodity-linked derivative instruments backed by a portfolio of Fixed Income Instruments. “Fixed Income Instruments” refers to securities of varying maturities issued by domestic and foreign corporations and governments (and their agencies and instrumentalities), including bonds, notes, mortgage-backed securities, asset-backed securities (including collateralized debt obligations, which in turn include collateralized bond obligations and collateralized loan obligations), bank loans, money-market securities, swaps and derivatives (including futures, options and credit default swaps), private placements, defaulted debt securities and Rule 144A securities.

The Fund invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures, that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Fund may also invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries.

The Fund will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in the Subsidiary, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. Commodity index-linked notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. They are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked structured products may be either debt or equity securities, leveraged or unleveraged, and have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other commodity variable. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment.

The Subsidiary is advised by the Advisor and has the same investment objective as the Fund. As discussed in greater detail elsewhere in this Prospectus, the Subsidiary may invest in commodity-linked swap agreements and other commodity-linked derivative instruments to an extent greater than the Fund may make such investments. The Fund’s investment in the Subsidiary will not exceed 25% of the value of the Fund’s total assets (measured at the time of investment).

The derivative instruments in which the Fund and the Subsidiary primarily invest are instruments linked to certain commodity indices and instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. These instruments may specify exposure to commodity futures with different roll dates, reset dates or contract terms than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the

Fund’s portfolio may deviate from the returns of any particular commodity index. The Fund or the Subsidiary may over-weigh or under-weigh its exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser exposure to that index than the value of the Fund’s net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Assets not invested in commodity-linked derivative instruments or the Subsidiary may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. In addition, the Fund may invest its assets in particular sectors of the commodities market.

The average portfolio duration of the Fixed Income Instruments held by the Fund is up to 3 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Fund may invest up to 5% of its net assets in securities rated below investment grade (meaning below BBB) at the time of investment. The Fund may invest up to 15% of its assets in foreign securities that are denominated in U.S. dollars. The Fund may invest up to 5% of its assets in securities of foreign issuers that are not denominated in U.S. dollars. The Fund may invest up to 5% of its assets in emerging market foreign securities. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss due to fluctuations in currency exchange rates, but normally will not do so.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•

derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•

commodity risk: the risk that investing in commodity-linked derivative instruments, including commodity index-linked notes, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

•

leverage risk: the risk that leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.

•	counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition and in overall market, economic and political conditions.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has magnified the effect of conditions in one country or region on issuers of securities in a different country or region.

•

emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries.

•

foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.

•

foreign currency risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments denominated in foreign currencies or the Fund’s investments in foreign currencies or in securities that trade in and receive revenues in, or in derivatives that provide exposure to, foreign currencies.

•

non-diversification risk: the risk that the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund because a higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

tax risk: the risk that the ability of the Fund to gain commodity exposure as contemplated may be adversely affected by future legislation, regulatory developments, interpretive guidance or other actions by the Internal Revenue Service or the Treasury Department as discussed under “Distributions and Taxes.”

•

subsidiary risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. There is no guarantee that the investment objective of the Subsidiary will be achieved.

•

prepayment risk of asset-backed and mortgage-backed securities: the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.

•

extension risk of asset-backed and mortgage-backed securities: the risk that in times of rising interest rates, prepayments will slow causing portfolio securities considered short or intermediate term to become long-term securities, which fluctuate more widely in response to changes in interest rates than shorter term securities.

•

asset-backed securities investment risk: the risk that the impairment of the value of the collateral underlying a security in which the Fund invests, such as the non-payment of loans, will result in a reduction in the value of the security.

•	distressed and defaulted securities risk: the risk that the repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows the Fund’s investment results from the past calendar year and the table below shows how the Fund’s average annual total returns compare to those of a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	11.94%	(quarter ended 9/30/2012)
Lowest	-11.50%	(quarter ended 12/31/2014)

Average Annual Total Returns

(For the period ended December 31, 2014)

Share Class	1 Year	Since Inception (4/1/2011)
I – Before taxes	-14.74%	-9.39%
- After taxes on distributions	-15.20%	-10.09%
- After taxes on distributions and sale of fund shares	-8.28%	-7.08%
N – Before taxes	-14.64%	-9.36%
Bloomberg Commodity Total Return Index (reflects no deduction for fees, expenses or taxes)[1]	-17.01%	-12.09%

[1]

The Bloomberg Commodity Total Return Index is a total return index based on the Bloomberg Commodity Index (“BCOM”), which is comprised of commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange. The Bloomberg Commodity Total Return Index reflects the return on fully collateralized positions in the BCOM. The Bloomberg Commodity Total Return Index was known as the Dow Jones UBS Commodity Index Total Return before July 1, 2014.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Tad Rivelle	2 years	Group Managing Director and Chief Investment Officer — Fixed Income

Stephen M. Kane	3 years (Since inception of the Fund)	Group Managing Director

Bret R. Barker	3 years (Since inception of the Fund)	Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 81 of this Prospectus.

TCW Global Bond Fund

Investment Objective

The Fund’s investment objective is to seek total return.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)

	Share Classes
	I	N
Management fees	0.55%	0.55%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.84%	0.87%
Total annual fund operating expenses	1.39%	1.67%
Fee waiver and/or expense reimbursement[1]	0.26%	0.54%
Total annual fund operating expenses after fee waiver and/or expense reimbursement[1]	1.13%	1.13%

[1]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest and acquired fund fees and expenses, if any) to 1.13% of average daily net assets. This contractual fee waiver/expense reimbursement will remain in place through February 29, 2016 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$115	$414	$736	$1,646
N	$115	$474	$857	$1,931

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 125.54% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities of government and corporate issuers. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. A debt security is a security representing money borrowed by the issuer that must be repaid. The terms of a debt security specify the amount of principal, the interest rate or discount, and the time or times at which payments are due. The Fund can invest in various types of debt securities generally referred to as “bonds,” including corporate bonds, government bonds, convertible bonds, mortgage-backed securities, asset-backed securities, “structured” notes, participation interests in loans, “zero-coupon” or “stripped” securities and other debt obligations.

Under normal market conditions, the Fund will invest in securities of issuers located in at least three different countries (one of which may be the United States) and will invest at least 30% of its net assets in securities of issuers located outside the United States. The Fund invests in corporate debt securities of issuers in a number of countries, which may include the United States. The Fund invests in securities of issuers located in developed and emerging market countries. The Fund may invest across all fixed-income sectors, including U.S. and non-U.S. government securities. The Fund’s investments may be denominated in local currency or U.S. dollar-denominated. The Fund may invest in debt securities with a range of maturities from short- to long-term. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund does not limit its investments to a particular credit or ratings category and can invest up to 35% of its net assets in securities rated below investment grade (commonly referred to as “junk bonds”). “Investment grade” debt securities are rated in one of the highest four categories by nationally recognized statistical rating organizations such as Moody’s or Standard & Poor’s. The Fund may also invest in unrated securities, in which case the portfolio managers may assign ratings to certain of these securities, after assessing their credit quality in categories similar to those of nationally recognized statistical rating organizations.

The Fund may also invest in derivatives, including, for example, options, forward contracts, futures contracts and swaps (including interest rate swaps, total return swaps, and credit default swaps). The Fund may invest in derivatives for various purposes, including hedging, to increase or decrease the Fund’s exposure to a particular market, to manage or adjust the risk profile of the Fund related to an investment or currency exposure, to adjust its currency exposure relative to its benchmark index, and to earn income and enhance returns. The Fund’s exposure to derivatives will vary.

In selecting securities or other instruments, the portfolio managers evaluate the overall investment opportunities and risks in individual national economies. The portfolio managers analyze the business cycle, political and macroeconomic factors that affect exchange rates and interest rates in both emerging markets and developing countries. In addition to considering broad economic factors, the portfolio managers apply a “bottom-up” approach in choosing investments. This means that the portfolio managers conduct fundamental research on each individual security and determine whether the security is an attractive investment opportunity based upon the risk adjusted cash flow characteristics of the security.

Portfolio securities or other instruments may be sold for a number of reasons, including when the portfolio managers believe that (i) another security or instrument may offer a better investment opportunity, (ii) there has been a deterioration in the credit fundamentals of the issuer, (iii) an individual security or instrument has reached its sell target, or (iv) the portfolio should be rebalanced for diversification or portfolio weighting purposes.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•

foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.

•

foreign currency risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments denominated in foreign currencies or the Fund’s investments in foreign currencies or in securities that trade in and receive revenues in, or in derivatives that provide exposure to, foreign currencies.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•

prepayment risk of asset-backed and mortgage-backed securities: the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.

•

extension risk of asset-backed and mortgage-backed securities: the risk that in times of rising interest rates, prepayments will slow causing portfolio securities considered short or intermediate term to become long-term securities, which fluctuate more widely in response to changes in interest rates than shorter term securities.

•

asset-backed securities investment risk: the risk that the impairment of the value of the collateral underlying a security in which the Fund invests, such as the non-payment of loans, will result in a reduction in the value of the security.

•

emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries.

•

frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund.

•

derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•

leverage risk: the risk that leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has magnified the effect of conditions in one country or region on issuers of securities in a different country or region.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•	counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

non-diversification risk: the risk that the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund because a higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers.

•	distressed and defaulted securities risk: the risk that the repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows the Fund’s investment results from the past calendar year and the table below shows how the Fund’s average annual total returns compare to those of a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	5.73%	(quarter ended 9/30/2012)
Lowest	-3.75%	(quarter ended 6/30/2013)

Average Annual Total Returns

(For the period ended December 31, 2014)

Share Class	1 Year	Since Inception (12/1/2011)
I – Before taxes	0.45%	3.56%
- After taxes on distributions	0.10%	2.44%
- After taxes on distributions and sale of fund shares	0.53%	2.40%
N – Before taxes	0.45%	3.57%
Barclays Global Aggregate Index (reflects no deduction for fees, expenses or taxes)[1]	0.59%	0.93%

[1]

The Barclays Global Aggregate Index provides a broad-based measure of the global investment grade fixed rate debt markets. The index is not available for direct investment; therefore its performance does not reflect a reduction for fees or expenses incurred in managing a portfolio. The securities in the index may be substantially different from those in the Fund.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Stephen M. Kane	3 years (Since inception of the Fund)	Group Managing Director

Tad Rivelle	3 years (Since inception of the Fund)	Group Managing Director and Chief Investment Officer — Fixed Income

David I. Robbins	3 years (Since inception of the Fund)	Group Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 81 of this Prospectus.

TCW High Yield Bond Fund

Investment Objective

The Fund’s investment objective is to seek to maximize income and achieve above average total return consistent with reasonable risk over a full market cycle.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)

	Share Classes
	I	N
Management fees	0.45%	0.45%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.45%	0.69%
Total annual fund operating expenses	0.90%	1.39%
Fee waiver and/or expense reimbursement[1]	0.35%	0.59%
Total annual fund operating expenses after fee waiver and/or expense reimbursement[1]	0.55%	0.80%

[1]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest and acquired fund fees and expenses, if any) to and 0.55% of average daily net assets with respect to Class I shares and 0.80% of average daily net assets with respect to Class N shares. This contractual fee waiver/expense reimbursement will remain in place through February 29, 2016 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$56	$252	$464	$1,076
N	$82	$382	$704	$1,617

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 145.14% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in high yield/below investment grade bonds, commonly known as “junk bonds.” If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. The Fund may invest up to 20% of its net assets in equity securities (including common stock and convertible and non-convertible preferred stocks) and bank loans of companies in the high yield universe. Portfolio holdings are diversified by industry and issuer in an attempt to reduce the impact of negative events for an industry or issuer.

The Fund may invest, without limitation, in derivative instruments such as options, futures and swap agreements. The Fund may also purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.

In selecting the Fund’s investments, the portfolio managers look for companies that have:

•	strong credit profiles

•	favorable industry fundamentals

•	good management teams

•	stable cash flows

•	attractive yields for a given level of risk

Portfolio securities and other instruments may be sold for a number of reasons, including when the portfolio managers believe that (i) another security or instrument may offer a better investment opportunity, (ii) an issuer has experienced a deterioration of the above listed factors or other credit fundamentals, (iii) an individual security or instrument has reached its sell target, or (iv) the portfolio should be rebalanced for diversification or portfolio weighting purposes.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund.

•

derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•

leverage risk: the risk that leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.

•	counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has magnified the effect of conditions in one country or region on issuers of securities in a different country or region.

•

foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition and in overall market, economic or political considerations.

•	distressed and defaulted securities risk: the risk that the repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of the potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	18.86%	(quarter ended 6/30/2009)
Lowest	-17.69%	(quarter ended 12/31/2008)

Average Annual Total Returns

(For the period ended December 31, 2014)

Share Class	1 Year	5 Years	10 Years
I – Before taxes	3.68%	7.27%	5.93%
- After taxes on distributions	1.58%	4.73%	3.16%
- After taxes on distributions and sale of fund shares	2.08%	4.61%	3.42%
N – Before taxes	3.55%	7.08%	5.69%
Citigroup High Yield Cash Pay Custom Index (reflects no deduction for fees, expenses or taxes)[1]	1.89%	8.57%	7.11%

[1]

The Citigroup High Yield Cash Pay Custom Index is a blend of the Citigroup High Yield Cash Pay Index and Citigroup High Yield Cash Pay Capped Index. The Citigroup High Yield Cash Pay Index is composed of those cash-pay securities included in the Citigroup US High Yield Market Index with remaining maturities of at least one year. The Citigroup High Yield Market Index captures the performance of below investment-grade debt issued by corporations domiciled in the

United States or Canada and includes cash-pay and deferred interest securities that are publicly placed, have a fixed coupon and are non-convertible. The Citigroup High Yield Cash Pay Capped Index includes only cash-pay bonds with remaining maturities of at least one year and a minimum amount outstanding of $100 million and a cap on the prior amount of each issuer in the Index at $5 billion.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
James S. Farnham	4 years	Managing Director

Laird R. Landmann	4 years	Group Managing Director

Giovanni A. Nucci	4 years	Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 81 of this Prospectus.

TCW Short Term Bond Fund

Investment Objective

The Fund’s investment objective is to seek to maximize current income.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Share Class
I
Management fees	0.35%
Distribution and/or service (12b-1) fees	None
Other expenses	0.88%
Total annual fund operating expenses	1.23%
Fee waiver and/or expense reimbursement[1]	0.79%
Total annual fund operating expenses after fee waiver and/or expense reimbursement[1]	0.44%

[1]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest and acquired fund fees and expenses, if any) to 0.44% of average daily net assets. This contractual fee waiver/expense reimbursement will remain in place through February 29, 2016 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
I	$45	$312	$600	$1,419

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67.27% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of debt securities of varying maturities, including bonds, notes and other similar fixed income instruments issued by governmental or private sector issuers. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change.

The Fund may invest in obligations of the United States government or its agencies, instrumentalities or sponsored corporations; money market instruments; corporate debt securities rated at the time of investment A3 or higher by Moody’s, A- or higher by Standard & Poor’s or the equivalent by any other nationally recognized statistical ratings organization; mortgage-backed securities guaranteed by, or secured by collateral that is guaranteed by, the United States government or its agencies, instrumentalities or sponsored corporations; and privately issued mortgage-backed securities and asset-backed securities, including commercial mortgage-backed securities.

The Fund may invest up to 10% of its total assets in high yield/below investment grade bonds, commonly known as “junk bonds.”. The Fund may invest, without limitation, in derivative instruments such as options, futures and swap agreements. The Fund may invest in securities that are commonly referred to as mortgage derivatives, including inverse floaters, interest-only (IO) strips, principal-only (PO) strips, inverse IOs and tiered index bonds. The Fund may also purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.

In managing the Fund’s investments, under normal market conditions, the portfolio managers seek to construct an investment portfolio with a weighted average duration of no more than two years. Portfolio securities and other instruments may be sold for a number of reasons, including when the portfolio managers believe that (i) another security or instrument may offer a better investment opportunity, (ii) there has been a deterioration in the credit fundamentals of an issuer, (iii) an individual security or instrument has reached its sell target, or (iv) the portfolio should be rebalanced for diversification or portfolio weighting purposes.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

prepayment risk of asset-backed and mortgage-backed securities: the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.

•

extension risk of asset-backed and mortgage-backed securities: the risk that in times of rising interest rates, prepayments will slow causing portfolio securities considered short or intermediate term to become long-term securities, which fluctuate more widely in response to changes in interest rates than shorter term securities.

•

asset-backed securities investment risk: the risk that the impairment of the value of the collateral underlying a security in which the Fund invests, such as the non-payment of loans, will result in a reduction in the value of the security.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•

derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•

leverage risk: the risk that leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.

•	counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to grater price volatility than investment grade bonds.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has magnified the effect of conditions in one country or region on issuers of securities in a different country or region.

•

foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.

•	distressed and defaulted securities risk: the risk that the repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	3.94%	(quarter ended 3/31/2010)
Lowest	-2.89%	(quarter ended 12/31/2008)

Average Annual Total Returns

(For the period ended December 31, 2014)

Share Class	1 Year	5 Years	10 Years
I – Before taxes	0.49%	2.61%	2.37%
- After taxes on distributions	0.03%	1.86%	1.22%
- After taxes on distributions and sale of fund shares	0.28%	1.73%	1.41%
Citigroup 1-Year Treasury Index (reflects no deduction for fees, expenses or taxes)[1]	0.23%	0.42%	1.99%

[1]

The Citigroup 1-Year Treasury Index represents the return of one-year Treasuries each month. It is determined by taking the 1-year Treasury Bill at the beginning of the month and calculating its return.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Stephen M. Kane	4 years	Group Managing Director

Laird R. Landmann	4 years	Group Managing Director

Tad Rivelle	5 years	Group Managing Director and Chief Investment Officer — Fixed Income

Bryan Whalen	2 years	Group Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 81 of this Prospectus.

TCW Total Return Bond Fund

Investment Objective

The Fund’s investment objective is to seek to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management fees	0.50%	0.50%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.09%	0.11%
Total annual fund operating expenses	0.59%	0.86%
Fee waiver and/or expense reimbursement[1]	0.10%	0.07%
Total annual fund operating expenses after fee waiver and/or expense reimbursement[1]	0.49%	0.79%

[1]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest and acquired fund fees and expenses, if any) to 0.49% with respect to Class I shares and 0.79% with respect to Class N shares of average daily net assets. This contractual fee waiver/expense reimbursement will remain in place through February 29, 2016 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$50	$179	$319	$728
N	$81	$267	$470	$1,054

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 201.30% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. “Debt securities” include bonds, notes and other fixed income instruments issued by governmental or private sector issuers. The Fund may invest in securitized obligations of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the United States government or its agencies, instrumentalities or sponsored corporations, and privately issued mortgage-backed and asset-backed securities. At least 50% of the Fund’s net assets will be invested in securitized obligations guaranteed by the United States government or its agencies, instrumentalities or sponsored corporations; privately issued mortgage-backed and asset-backed securities rated at time of investment Aa3 or higher by Moody’s, AA- or higher by Standard & Poor’s or the equivalent by any other nationally recognized statistical organization; other obligations of the United States government or its agencies, instrumentalities or sponsored corporations; and money market instruments. The Fund may invest in privately issued securitized obligations rated below investment grade, which are commonly known as “junk bonds.” Such bonds are rated below Baa3 by Moody’s or BBB by Standard & Poor’s.

The Fund may invest, without limitation, in derivative instruments such as options, futures and swap agreements. The Fund may invest in securities that are commonly known as mortgage derivatives, including inverse floaters, interest only (IO) strips, principal-only (PO) strips, inverse IOs and tiered index bonds. The Fund may also purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.

In managing the Fund’s investments, under normal market conditions, the portfolio managers seek to construct an investment portfolio with a weighted average duration of no more than eight years. Portfolio securities or other instruments may be sold for a number of reasons, including when the portfolio managers believe that (i) another security or instrument may offer a better investment opportunity, (ii) there has been a deterioration in the credit fundamentals of an issuer, (iii) an individual security or instrument has reached its sell target, or (iv) the portfolio should be rebalanced for diversification or portfolio weighting purposes.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•

prepayment risk of asset-backed and mortgage-backed securities: the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.

•

extension risk of asset-backed and mortgage-backed securities: the risk that in times of rising interest rates, prepayments will slow causing portfolio securities considered short or intermediate term to become long-term securities, which fluctuate more widely in response to changes in interest rates than shorter term securities.

•

asset-backed securities investment risk: the risk that the impairment of the value of the collateral underlying a security in which the Fund invests, such as the non-payment of loans, will result in a reduction in the value of the security.

•

frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund.

•

derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•

leverage risk: the risk that leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.

•	counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has magnified the effect of conditions in one country or region on issuers of securities in a different country or region.

•

foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.

•	distressed and defaulted securities risk: the risk that the repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of the potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	8.21%	(quarter ended 9/30/2009)
Lowest	-1.75%	(quarter ended 6/30/2013)

Average Annual Total Returns

(For the period ended December 31, 2014)

Share Class	1 Year	5 Years	10 Years
I – Before taxes	5.80%	7.06%	7.05%
- After taxes on distributions	4.59%	4.95%	4.85%
- After taxes on distributions and sale of fund shares	3.33%	4.70%	4.67%
N – Before taxes	5.48%	6.75%	6.74%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[1]	5.97%	4.45%	4.71%

[1]

The Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index of investment grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of at least one year.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Mitch Flack	5 years	Managing Director

Tad Rivelle	5 years	Group Managing Director and Chief Investment Officer — Fixed Income

Bryan Whalen	5 years	Group Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 81 of this Prospectus.

TCW Emerging Markets Income Fund

Investment Objective

The Fund’s investment objective is to seek high total return from current income and capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)

	Share Classes
	I	N
Management fees	0.75%	0.75%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.10%	0.13%
Total annual fund operating expenses	0.85%	1.13%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$87	$271	$471	$1,049
N	$115	$359	$622	$1,375

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 165.55% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities issued or guaranteed by companies, financial institutions and government entities in Emerging Market Countries (as defined in the paragraph below). If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. The debt securities in which the Fund invests may consist of securities that are unrated or rated BB or lower by Standard & Poor’s or Ba or lower by Moody’s. Debt securities rated below investment grade are high yield, high risk bonds, commonly known as “junk bonds.” In the case of unrated securities, the portfolio managers may assign ratings to certain of these securities, after assessing their credit quality in categories similar to those of nationally recognized statistical rating organizations. The Fund will generally invest in at least four Emerging Market Countries.

An “Emerging Market Country” is a country that has a developing economy or market and is considered an emerging or developing country by the International Bank of Reconstruction and Development or any affiliate thereof as well as The Bahamas, Bahrain, Barbados, Bermuda, Brunei, Croatia, Czech Republic, Estonia, Greece, Hong Kong, Hungary, Iceland, Ireland, Israel, Republic of Korea, Kuwait, Latvia, Macau, Poland, Portugal, Qatar, Saudi Arabia, Singapore, Slovak Republic, Slovenia, Taiwan, Trinidad & Tobago and the United Arab Emirates.

The Fund may invest in defaulted corporate securities where the portfolio managers believe the restructured enterprise valuations or liquidation valuations may significantly exceed current market values. In addition, the Fund may invest in defaulted sovereign investments where the portfolio managers believe the expected debt sustainability of the country exceeds current market valuations. The Fund may use derivative instruments, such as credit-linked notes, structured investments, options, futures, and options on futures (including those related to options, securities, foreign currencies, indexes and interest rates), forward contracts, swaps (including interest rate and credit default swaps) and options on swaps, as a substitute for investing directly in debt securities and currencies, to increase returns, to manage credit or interest rate risk, to manage the effective maturity or duration of the Fund’s investment portfolio or as part of a hedging strategy. Swap agreements can be used to transfer the credit risk of a security without actually transferring ownership of the security or to customize exposure to a particular issuer.

The Fund also may make forward commitments in which the Fund agrees to buy or sell a security in the future at a price agreed upon today.

In allocating investments among various Emerging Market Countries, the portfolio managers attempt to analyze internal political, market and economic factors. These factors include, but are not limited to:

•	Public finances

•	Monetary policy

•	External accounts

•	Financial markets

•	Foreign investment regulations

•	Exchange rate policy

•	Labor conditions

Portfolio securities and other instruments may be sold for a number of reasons, including when the portfolio managers believe that (i) an individual security or instrument has reached its sell target, (ii) there has been a deterioration in the credit fundamentals of an issuer, (iii) there are negative macroeconomic or geopolitical considerations that may affect an issuer, (iv) another security or instrument may offer a better investment opportunity, or (v) the portfolio should be rebalanced for diversification or portfolio weighting purposes.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries.

•

foreign currency risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments denominated in foreign currencies or the Fund’s investments in foreign currencies or in securities that trade in and receive revenues in, or in derivatives that provide exposure to, foreign currencies.

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•	distressed and defaulted securities risk: the risk that the repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties.

•

frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•

leverage risk: the risk that leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.

•

foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has magnified the effect of conditions in one country or region on issuers of securities in a different country or region.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•	counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of the potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	16.44%	(quarter ended 6/30/2009)
Lowest	-9.47%	(quarter ended 9/30/2011)

Average Annual Total Returns

(For the period ended December 31, 2014)

Share Class	1 Year	5 Years	10 Years
I – Before taxes	0.80%	7.79%	8.37%
- After taxes on distributions	-1.33%	5.23%	5.53%
- After taxes on distributions and sale of fund shares	0.49%	5.08%	5.47%
N – Before taxes	0.59%	7.49%	8.05%
JP Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes)[1]	7.43%	7.57%	7.78%

[1]

The JP Morgan EMBI Global Diversified Index is a market capitalization-weighted total return index of U.S. dollar and other external currency-denominated Brady bonds, loans, Eurobonds, and local market debt instruments traded in emerging markets.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Penelope D. Foley	5 years	Group Managing Director

David I. Robbins	5 years	Group Managing Director

Javier Segovia	5 years	Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 81 of this Prospectus.

TCW Emerging Markets Local Currency Income Fund

Investment Objective

The Fund’s investment objective is to seek to provide high total return from current income and capital appreciation, through investment in debt securities denominated in the local currencies of various Emerging Market Countries.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)

	Share Classes
	I	N
Management fees	0.75%	0.75%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.20%	0.24%
Total annual fund operating expenses	0.95%	1.24%
Fee waiver and/or expense reimbursement[1]	0.00%	0.25%
Total annual fund operating expenses after fee waiver and/or expense reimbursement[1]	0.95%	0.99%

[1]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest and acquired fund fees and expenses, if any) to 0.99% of average daily net assets. This contractual fee waiver/expense reimbursement will remain in place through February 29, 2016 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$97	$303	$525	$1,166
N	$101	$369	$657	$1,478

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 223.55% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities issued or guaranteed by non-financial companies, financial institutions and government entities in Emerging Market Countries (as defined in the paragraph below) denominated in the local currencies of an issuer, and in derivative instruments that provide investment exposure to such securities. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. The Fund may, but is not required to, hedge its exposure to non-U.S. currencies. The Fund may invest in securities that are unrated or rated BB or lower by Standard & Poor’s or Ba or lower by Moody’s. Debt securities rated below investment grade are high yield, high risk bonds, commonly known as “junk bonds.” In the case of unrated securities, the portfolio managers may assign ratings to certain of these securities, after assessing their credit quality in categories similar to those of nationally recognized statistical rating organizations.

An “Emerging Market Country” is a country that has a developing economy or market and is considered an emerging or developing country by the International Bank of Reconstruction and Development or any affiliate thereof as well as The Bahamas, Bahrain, Barbados, Bermuda, Brunei, Croatia, Czech Republic, Estonia, Greece, Hong Kong, Hungary, Iceland, Ireland, Israel, Republic of Korea, Kuwait, Latvia, Macau, Poland, Portugal, Qatar, Saudi Arabia, Singapore, Slovak Republic, Slovenia, Taiwan, Trinidad & Tobago and the United Arab Emirates.

The Fund may invest in distressed or defaulted securities where the portfolio managers believe the restructured enterprise valuations or liquidation valuations may significantly exceed current market values. The Fund may use derivative instruments, such as credit-linked notes, structured investments, options, futures and options on futures (including those related to options, securities, foreign currencies, indexes and interest rates), forward contracts, swaps (including interest rate and credit default swaps) and options on swaps, as a substitute for investing directly in debt securities and currencies, to increase returns, to manage credit or interest rate risk, to manage the effective maturity or duration of the Fund’s investment portfolio or as part of a hedging strategy. Swap agreements can be used to transfer the credit risk of a security without actually transferring ownership of the security or to customize exposure to a particular issuer. The Fund also may make forward commitments in which the Fund agrees to buy or sell a security in the future at a price agreed upon today. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

In allocating investments among various Emerging Market Countries, the portfolio managers attempt to analyze internal political, market and economic factors. These factors include, but are not limited to:

•	Public finances

•	Monetary policy

•	External accounts

•	Financial markets

•	Foreign investment regulations

•	Exchange rate policy

•	Labor conditions

Portfolio securities and other instruments may be sold for a number of reasons, including when the portfolio managers believe that (i) an individual security or instrument has reached its sell target, (ii) there has been a deterioration in the credit fundamentals of an issuer, (iii) there are negative macroeconomic or geopolitical considerations that may affect an issuer, (iv) another security or instrument may offer a better investment opportunity, or (v) the portfolio should be rebalanced for diversification or portfolio weighting purposes.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries.

•

foreign currency risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments denominated in foreign currencies or the Fund’s investments in foreign currencies or in securities that trade in and receive revenues in, or in derivatives that provide exposure to, foreign currencies.

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•

derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•	distressed and defaulted securities risk: the risk that the repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties.

•

frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•

leverage risk: the risk that leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.

•

foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has magnified the effect of conditions in one country or region on issuers of securities in a different country or region.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•	counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the security at all, each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

non-diversification risk: the risk that the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund because a higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers,.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of potentially lower expenses paid by the Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	9.67%	(quarter ended 3/31/2012)
Lowest	-9.43%	(quarter ended 9/30/2011)

Average Annual Total Returns

(For the period ended December 31, 2014)

Share Class	1 Year	Since Inception (12/15/2010)
I – Before taxes	-5.94%	0.65%
- After taxes on distributions	-5.94%	0.02%
- After taxes on distributions and sale of fund shares	-3.36%	0.33%
N – Before taxes	-5.97%	0.60%
JP Morgan GBI-EM Global Diversified Index (reflects no deduction for fees, expenses or taxes)[1]	-5.72%	-0.09%

[1]	The JP Morgan GBI-EM Global Diversified Index is a comprehensive global local emerging markets index, and consists of liquid, fixed-rate, domestic currency government bonds.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Penelope D. Foley	4 years (Since inception of the Fund)	Group Managing Director

David I. Robbins	4 years (Since inception of the Fund)	Group Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 81 of this Prospectus.

TCW Emerging Markets Multi-Asset Opportunities Fund

Investment Objective

The Fund’s investment objective is to seek current income and long-term capital appreciation. This investment objective may be changed without shareholder approval.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.

	Share Classes
	I	N
Management fees	0.95%	0.95%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses[1]	0.48%	47.18%
Total annual fund operating expenses	1.43%	48.38%
Fee waiver and/or expense reimbursement[1]	0.20%	47.15%
Total annual fund operating expenses after fee waiver and/or expense reimbursement[1]	1.23%	1.23%

[1]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest and acquired fund fees and expenses, if any) to 1.23% of average daily net assets. This contractual fee waiver/expense reimbursement will remain in place through February 29, 2016 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$125	$433	$763	$1,696
N	$125	$6,283	$8,257	$9,134

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 151.61% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt and equity securities issued or guaranteed by companies, financial institutions and government entities in Emerging Market Countries (as defined below). If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of such change. The debt securities in which the Fund invests may consist of securities that are unrated or rated BB or lower by Standard & Poor’s or Ba or lower by Moody’s. Debt securities rated below investment grade are high yield, high risk securities, commonly known as “junk bonds.” In the case of unrated securities, the portfolio managers may assign ratings to certain of these securities, after assessing their credit quality in categories similar to those of nationally recognized statistical rating organizations. The Fund may invest in fixed income securities of any duration.

The Fund may invest in other pooled investment vehicles, including registered investment companies (to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”)) and collective investments not subject to registration under the 1940 Act. The Fund may invest in exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”).

An “Emerging Market Country” is a country that has a developing economy or market and is considered an emerging or developing country by the International Bank of Reconstruction and Development or any affiliate thereof as well as The Bahamas, Bahrain, Barbados, Bermuda, Brunei, Croatia, Czech Republic, Estonia, Greece, Hong Kong,

Hungary, Iceland, Ireland, Israel, Republic of Korea, Kuwait, Latvia, Macau, Poland, Portugal, Qatar, Saudi Arabia, Singapore, Slovak Republic, Slovenia, Taiwan, Trinidad & Tobago and the United Arab Emirates.

In allocating investments among various Emerging Market Countries, the portfolio managers attempt to analyze internal political, market and economic factors. These factors include, but are not limited to:

•	Public finances

•	Monetary policy

•	External accounts

•	Financial markets

•	Foreign investment regulations

•	Exchange rate policy

•	Labor conditions

•	Political outlook

•	Structural reform policy

Certain countries require governmental approval prior to direct equity investments by foreign persons such as the Fund. If considered likely to help the Fund in achieving its investment objectives, the Fund may seek authorization to effect direct equity investments in such countries from their respective governments.

The Fund may invest in foreign debt and equity securities, which may or may not be listed on a recognized securities exchange or be publicly traded, including common or preferred stock, depositary shares, convertible debt, warrants and options to purchase equity securities. The debt securities acquired by the Fund may be issued by foreign government or corporate entities and may be convertible securities or other securities that may have fixed or variable interest rates of any maturity. These securities may be denominated in U.S. dollars, Emerging Markets countries’ currencies or other foreign currencies. The relative percentages of debt and equity in the Fund’s portfolio will fluctuate with the monetary, fiscal and exchange rate policies of various foreign countries and the portfolio managers’ view of the relative value of each segment of the market.

The Fund may also purchase assignments of or participations in loans made by financial institutions to emerging markets borrowers and invest in other funds, including funds affiliated with the Fund’s investment advisor or its affiliates that specialize in international investments.

The Fund may invest in defaulted corporate securities when the portfolio managers believe the restructured enterprise valuations or liquidation valuations of such securities may significantly exceed their current market values. In addition, the Fund may invest in defaulted sovereign investments when the portfolio managers believe the expected debt sustainability of the country issuing such investments exceeds current market valuations. The Fund may use derivative instruments, such as credit-linked notes, structured investments, options, futures, and options on futures (including those related to options, securities, foreign currencies, indexes and interest rates), forward contracts, swaps (including interest rate and credit default swaps) and options on swaps, as a substitute for investing directly in specific securities or currencies, to increase returns, to manage credit or interest rate risk, to manage the effective maturity or duration of the Fund’s investment portfolio or as part of an overall hedging strategy. Swap agreements can be used to transfer the credit risk of a security without actually transferring ownership of the security or to customize exposure to a particular issuer. The Fund also may make forward commitments in which the Fund agrees to buy or sell a security in the future at a price agreed upon at the time of the commitment. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Portfolio securities and other instruments may be sold for a number of reasons, including when the portfolio managers believe that (i) an individual security or instrument has reached its sell target, (ii) there has been a deterioration in the underlying or credit fundamentals of an issuer, (iii) there are negative macroeconomic or geopolitical considerations that may affect an issuer, (iv) another security or instrument may offer a better investment opportunity, or (v) the portfolio should be rebalanced for diversification or portfolio weighting purposes.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•	emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic,

political and social instability of emerging or developing countries as compared to developed countries.

•

foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition and in overall market, economic and political conditions.

•

small- and mid-capitalization company risk: the risk that small- and mid-capitalization companies may have more volatile stock performance than large-capitalization companies and are more likely to experience business failures, which may increase the risk of loss to the Fund.

•

foreign currency risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments denominated in foreign currencies or the Fund’s investments in foreign currencies or in securities that trade in and receive revenues in, or in derivatives that provide exposure to, foreign currencies.

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•

derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•

swap agreements risk: the risk of using swaps, which, in addition to risks applicable to derivatives generally, includes: (1) the inability to assign a swap contract without the consent of the counterparty; (2) potential default of the counterparty to a swap; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out a swap transaction at a time that otherwise would be favorable for it to do so.

•	distressed and defaulted securities risk: the risk that the repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties.
•

frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•

leverage risk: the risk that leverage created from certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has magnified the effect of conditions in one country or region on issuers of securities in a different country or region.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•	counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

non-diversification risk: the risk that the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund because a higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers.

•

investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•

ETF and ETN risk: the risk that the value of the Fund’s investments will fluctuate in response to the performance of the ETFs or ETNs owned by the Fund. The Fund’s shareholders will indirectly bear a proportionate share of the ETF’s or ETN’s expenses, in addition to paying the Fund’s expenses.

•	financial services industry risk: the risk that changes to government regulation, interest rates, or general economic conditions may detrimentally affect the Fund or the Underlying Funds.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of potentially lower expenses paid by the Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	4.33%	(quarter ended 6/30/2014)
Lowest	-2.99%	(quarter ended 12/31/2014)

Average Annual Total Returns

(For the period ended December 31, 2014)

Share Class	1 Year	Since Inception (7/1/2013)
I – Before taxes	-2.63%	3.55%
- After taxes on distributions	-3.25%	2.93%
- After taxes on distributions and sale of fund shares	-1.31%	2.51%
N – Before taxes	-2.56%	3.29%
50% JPMorgan EMBI Global Diversified Index/50% MSCI Emerging Markets Blended	2.62%	5.24%

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Penelope D. Foley	1 year (Since inception of the Fund)	Group Managing Director

David I. Robbins	1 year (Since inception of the Fund)	Group Managing Director

Ray Prasad, CFA	Since Sept 2014	Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 81 of this Prospectus.

TCW International Growth Fund

Investment Objective

The Fund’s investment objective is to seek long term capital appreciation. This investment objective may be changed without shareholder approval.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)

	Share Classes
	I	N
Management fees	0.85%	0.85%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	4.10%	4.13%
Total annual fund operating expenses	4.95%	5.23%
Fee waiver and/or expense reimbursement[1]	3.91%	3.89%
Total annual fund operating expenses after fee waiver and/or expense reimbursement[1]	1.04%	1.34%

[1]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest and acquired fund fees and expenses, if any) to 1.04% with respect to Class I shares and 1.34% with respect to Class N shares of average daily net assets. This contractual fee waiver/expense reimbursement will remain in place through February 29, 2016 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$106	$1,136	$2,167	$4,748
N	$136	$1,218	$2,295	$4,966

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 318.07% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests primarily in equity securities of companies across all market capitalizations that are domiciled outside the United States or whose primary business operations are outside the United States. The Fund invests primarily in issuers that are characterized as “growth companies” according to criteria established by the portfolio manager. Equity securities include common and preferred stocks; securities convertible into common or preferred stocks such as convertible bonds and debentures; rights or warrants to purchase common or preferred stocks; American Depository Receipts (ADRs); Global Depository Receipts (GDRs); and other securities with equity characteristics. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

In selecting securities, the portfolio manager evaluates investment opportunities on a company-by-company basis. This approach includes fundamental analysis of a company’s financial statements and management structure and consideration of the company’s operations and product development as well as its position in its industry. In selecting the Fund’s investments, the portfolio manager considers companies that have one or more of the following attributes:

•	businesses that are entering into a growth cycle

•	accelerating earnings growth or cash flow

•	companies whose stock is selling at a reasonable valuation

•	strong competitive position in their industry

•	strong management team

•	ability to take advantage of business opportunities

The portfolio manager also considers the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from those trends. The trends considered include but are not limited to: rising domestic demand, new technologies, and a country’s and a global or local industry’s cycle. Trends that are considered may change over time.

The Fund may invest in companies that are not currently generating cash flow, but are expected to do so in the future in the portfolio manager’s opinion.

The Fund may invest in derivatives such as swaps, options, futures, foreign currency futures and forward contracts. These practices may be used to hedge the Fund’s portfolio as well as for investment purposes; however, such practices may reduce returns or increase volatility.

Portfolio securities may be sold for a number of reasons, including when the portfolio manager believes that (i) there has been a deterioration in the underlying fundamentals of a company, (ii) the intermediate- and long-term prospects for a company are poor, (iii) there are negative macroeconomic or geopolitical considerations that may affect a company, (iv) another security may offer a better investment opportunity, (v) an individual security has reached its sell target, or (vi) the portfolio should be rebalanced for diversification or portfolio weighting purposes.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.

•

foreign currency risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments denominated in foreign currencies or the Fund’s investments in foreign currencies or in securities that trade in and receive revenues in, or in derivatives that provide exposure to, foreign currencies.

•

emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries.

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition and in overall market, economic and political conditions.

•

investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•

derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•

leverage risk: the risk that leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.

•	counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has magnified the effect of conditions in one country or region on issuers of securities in a different country or region.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager’s choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

small- and mid-capitalization company risk: the risk that small- and mid-capitalization companies may have more volatile stock performance than large-capitalization companies and are more likely to experience business failures, which may increase the risk of loss to the Fund.

•

non-diversification risk: the risk that the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund because a higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers.

•

frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of the potentially lower expenses paid by the Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	12.92%	(quarter ended 9/30/2013)
Lowest	-6.81%	(quarter ended 9/30/2014)

Average Annual Total Returns

(For the period ended December 31, 2014)

Share Class	1 Year	Since Inception (11/1/2012)
I – Before taxes	-4.37%	8.32%
- After taxes on distributions	-8.72%	5.92%
- After taxes on distributions and sale of fund shares	-1.25%	5.73%
N – Before taxes	-4.62%	7.98%
MSCI All Country World Index ex-U.S1	-3.44%	7.90%

[1]

The MSCI All Country World Index ex-U.S. Small Cap Net is a market capitalization-weighted index designed to measure equity performance in 47 global developed markets and emerging markets, excluding the U.S., and is composed of stocks categorized as small company stocks.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Manager

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Ray Prasad, CFA (Lead Portfolio Manager)	Since February 2015	Managing Director
Andrey Glukhov (Co-Manager)	Since February 2015	Senior Vice President

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 81 of this Prospectus.

TCW International Small Cap Fund

Investment Objective

The Fund’s investment objective is to seek long term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)

	Share Classes
	I	N
Management fees	0.75%	0.75%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.62%	0.75%
Acquired fund fees and expenses (Underlying fund fees and expenses)	0.01%	0.01%
Total annual fund operating expenses	1.38%	1.76%
Fee waiver and/or expense reimbursement[1]	0.00%	0.31%
Total annual fund operating expenses after fee waiver and/or expense reimbursement[1]	1.38%	1.45%

[1]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest and acquired fund fees and expenses, if any) to 1.44% of average daily net assets. This contractual fee waiver/expense reimbursement will remain in place through February 29, 2016 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$140	$437	$755	$1,657
N	$148	$524	$925	$2,048

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recently fiscal year, the Fund’s portfolio turnover rate was 259.88% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small capitalization companies that are domiciled outside the United States or whose primary business operations are outside the United States. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. Small capitalization companies are companies with a market capitalization (share price multiplied by number of shares outstanding) of $6 billion or less at the time of investment, and the Fund is not required to sell a security if its market capitalization appreciates above $6 billion. Equity securities include common and preferred stocks; securities convertible into common or preferred stocks such as convertible bonds and debentures; rights or warrants to purchase common or preferred stocks; American Depository Receipts (ADRs); Global Depository Receipts (GDRs); and other securities with equity characteristics. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

In selecting securities, the portfolio manager evaluates investment opportunities on a company-by-company basis. This approach includes fundamental analysis of a company’s financial statements and management structure and consideration of the company’s operations and product development as well as its position in the industry. In selecting the Fund’s investments, the portfolio manager considers companies that have one or more of the following attributes:

•	businesses that are entering into a growth cycle

•	accelerating earnings growth or cash flow

•	companies whose stock is selling at a reasonable valuation

•	strong competitive position in their industry

•	strong management team

•	ability to take advantage of business opportunities

The portfolio manager also considers the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from those trends. The trends considered include but are not limited to: rising domestic demand, new technologies, and a country’s and a global or local industry cycle. Trends that are considered may change over time.

The Fund may invest in companies that are not currently generating cash flow, but are expected to do so in the future in the portfolio manager’s opinion.

The Fund may invest in derivatives such as options, futures, foreign currency futures and forward contracts. These practices may be used to hedge the Fund’s portfolio as well as for investment purposes; however, such practices may reduce returns or increase volatility.

Portfolio securities may be sold for a number of reasons, including when the portfolio manager believes that (i) there has been a deterioration in the underlying fundamentals of a company, (ii) the intermediate- and long-term prospects for a company are poor, (iii) there are negative macroeconomic or geopolitical considerations that may affect a company, (iv) another security may offer a better investment opportunity, (v) an individual security has reached its sell target, or (vi) the portfolio should be rebalanced for diversification or portfolio weighting purposes.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.

•

foreign currency risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments denominated in foreign currencies or the Fund’s investments in foreign currencies or in securities that trade in and receive revenues in, or in derivatives that provide exposure to, foreign currencies.

•

emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries.

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition and in overall market, economic and political conditions.

•

frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund.

•

small- and mid-capitalization company risk: the risk that small- and mid-capitalization companies may have more volatile stock performance than large-capitalization companies and are more likely to experience business failures, which increases the risk of loss to the Fund.

•

investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•

derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•

leverage risk: the risk that leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.

•	counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has magnified the effect of conditions in one country or region on issuers of securities in a different country or region.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

insurer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the security at all, each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager’s choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Investment Results

The bar chart below shows the Fund’s investment results from the past calendar year and the table below shows how the Fund’s average annual total returns compare to those of a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	20.29%	(quarter ended 3/31/2012)
Lowest	-13.28%	(quarter ended 6/30/2012)

Average Annual Total Returns

(For the period ended December 31, 2014)

Share Class	1 Year	Since Inception (2/28/2011)
I – Before taxes	-10.37%	-3.21%
- After taxes on distributions	-10.44%	-3.78%
- After taxes on distributions and sale of fund shares	-5.68%	-2.52%
N – Before taxes	-10.33%	-3.27%
MSCI All Country World Index ex-U.S. Small Cap Net (reflects no deduction for fees, expenses or taxes)[1]	-4.03%	2.50%

[1]

The MSCI All Country World Index ex-U.S. Small Cap Net is a market capitalization-weighted index designed to measure equity performance in 47 global developed markets and emerging markets, excluding the U.S., and is composed of stocks categorized as small company stocks.

After tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Manager

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor

Ray Prasad, CFA (Lead Portfolio Manager)	Since February 2015	Managing Director

Andrey Glukhov (Co-Manager)	Since February 2015	Senior Vice President

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 81 of this Prospectus.

TCW Conservative Allocation Fund

Investment Objective

The Fund’s investment objective is to seek to provide current income and, secondarily, long term capital appreciation. This investment objective may be changed without shareholder approval.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management fees	None	None
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.29%	2.95%
Acquired fund fees and expenses (Underlying fund fees and expenses)	0.62%	0.62%
Total annual fund operating expenses	0.91%	3.82%
Fee waiver and/or expense reimbursement[1]	0.00%	2.35%
Total annual fund operating expenses after fee waiver and/or expense reimbursement[1]	0.91%	1.47%

[1]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest and acquired fund fees and expenses, if any) to 0.85% of average daily net assets. This contractual fee waiver/expense reimbursement will remain in place through February 29, 2016 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$93	$290	$504	$1,120
N	$150	$950	$1,769	$3,904

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40.56% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests in a combination of (i) fixed income funds, and (ii) equity funds that utilize diverse investment styles, such as growth and/or value investing. The Fund’s emphasis on diversification is intended to temper volatility by lessening the effect of any one investment style. The Fund seeks to achieve this by investing in a combination of other funds — the “Underlying Funds” — through the implementation of a strategic asset allocation strategy. The Underlying Funds consist of the other portfolios of the TCW Funds, Inc., series of Metropolitan West Funds and various unaffiliated funds. Metropolitan West Asset Management, LLC, investment advisor to the Metropolitan West Funds, and TCW Investment Management Company, the Fund’s investment advisor (the “Advisor”), are affiliated wholly-owned subsidiaries of the TCW Group, Inc.

The Fund invests in the Underlying Funds at levels that are determined by the Advisor’s four-step process, whereby the Advisor preliminarily ranks the Underlying Funds, constructs a portfolio model, determines allocations and conducts analyses of the portfolio.

The equity Underlying Funds invest principally in equity securities of large-capitalization companies, including common and preferred stock, rights or warrants to purchase common or preferred stock, securities convertible into common or preferred stock, and other securities with equity characteristics.

The Fund invests between 20% and 60% of its net assets in equity Underlying Funds, some of which may invest in international equity exchange traded funds (“ETFs”). ETFs are typically open-end investment companies whose shares are listed for trading on a national securities exchange, including the NASDAQ National Market System.

The fixed income Underlying Funds invest principally in fixed income securities, including U.S. government and corporate obligations, bonds, notes and debentures; mortgage-backed securities; asset-backed securities; foreign debt securities (government and corporate); other securities bearing fixed or variable interest rates of any maturity; and high yield/below investment grade bonds, commonly known as “junk bonds.” The fixed income Underlying Funds may also invest in derivatives. The Fund invests between 40% and 80% of its net assets in fixed income Underlying Funds.

The Fund is a “fund of funds.” The Fund is subject to the risks associated with each of the Underlying Funds. Additionally, the operating expenses incurred by each Underlying Fund are borne indirectly by shareholders of the Fund. The Fund directly bears its annual operating expenses and indirectly bears the annual operating expenses of each of the Underlying Funds in proportion to its allocation. Each of the affiliated Underlying Funds pays a management fee to the Advisor or its affiliate and the management fees differ among the Underlying Funds. This may create a conflict of interest when the Advisor selects Underlying Funds for investment by the Fund.

The portfolio managers determine and monitor the combination and allocation to the Underlying Funds they believe will allow the Fund to achieve its investment goal. While there is no cap on investing in any one Underlying Fund, the Fund will, under normal market conditions, adhere to the asset class limitations described above. Asset allocations may differ from the targeted range due to the market fluctuations and other factors. After the initial allocation, the portfolio managers determine when the Fund’s allocations to the Underlying Funds should be rebalanced to maintain the targeted allocations. The target allocation ranges may be modified due to a market action or a portfolio manager recommendation without advance notice to shareholders.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund based on the risks of the Underlying Funds that can cause a decline in value are:

•	Underlying Fund risk: the risk associated with the securities and other investments held by the Underlying Funds, which is closely related to the risk of investing in the Fund.

•	Underlying Fund allocation risk: the risk that the Advisor will make less than optimal or poor asset allocation decisions on selecting the appropriate mix of the Underlying Funds.

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition and in overall market, economic and political conditions.

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•

foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has magnified the effect of conditions in one country or region on issuers of securities in a different country or region.

•

ETF and ETN risk: the risk that the value of the Fund’s investments will fluctuate in response to the performance of the ETFs or ETNs owned by the Fund. The Fund’s shareholders will indirectly bear a proportionate share of the ETF’s or ETN’s expenses, in addition to paying the Fund’s expenses.

•

prepayment risk of asset-backed and mortgage-backed securities: the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.

•

extension risk of asset-backed and mortgage-backed securities: the risk that in times of rising interest rates, prepayments will slow causing portfolio securities considered short or intermediate term to become long-term securities, which fluctuate more widely in response to changes in interest rates than shorter term securities.

•

asset-backed securities investment risk: the risk that the impairment of the value of the collateral underlying a security in which the Fund invests, such as the non-payment of loans, will result in a reduction in the value of the security.

•

derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•

leverage risk: the risk that leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.

•	counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance would be lower than Class I performance because of the lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	9.80%	(quarter ended 9/30/2009)
Lowest	-6.96%	(quarter ended 9/30/2011)

Average Annual Total Returns

(For the period ended December 31, 2014)

Share Class	1 Year	5 Years	Since Inception (11/16/2006)
I – Before taxes	6.15%	7.54%	5.83%
- After taxes on distributions	5.74%	6.63%	4.87%
- After taxes on distributions and sale of fund shares	3.81%	5.72%	4.31%
N – Before taxes	5.56%	7.27%	5.66%
40% S&P 500 Index/60% Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[1]	9.07%	8.98%	6.20%

[1]

The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index of investment grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage backed securities, with maturities of at least one year.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depends on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Adam T. Coppersmith	5 years	Senior Vice President

Stephen M. Kane	5 years	Group Managing Director

Laird R. Landmann	5 years	Group Managing Director

Tad Rivelle	5 years	Group Managing Director and Chief Investment Officer — Fixed Income

Michael P. Reilly	8 years (Since inception of the Fund)	Group Managing Director and Chief Investment Officer — U.S. Equities

Komal S. Sri-Kumar	8 years (Since inception of the Fund)	Chairman, Comprehensive Asset Allocation Committee

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 81 of this Prospectus.

Summary of Other Important Information

Regarding Fund Shares

Purchase and Sale of Fund Shares

You may purchase or redeem Fund shares on any business day (normally any day the New York Stock Exchange is open). Purchase and redemption orders for Fund shares are processed at the net asset value next calculated after an order is received by the Fund.

You may conduct transactions by mail (TCW Funds, Inc. c/o U.S. Bancorp Fund, Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), or by telephone at 1-800-248-4486. Redemptions by telephone are only permitted upon previously receiving appropriate authorization. You may also purchase, exchange or redeem Fund shares through your dealer or financial advisor.

Purchase Minimums for all Share Classes

Type of Account	Minimum Initial Investment	Subsequent Investments
Regular	$2,000	$250
Individual/Retirement Account	$500	$250

A broker-dealer or other financial intermediary may require a higher minimum initial investment.

Tax Information

Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

Principal Risks of the Funds

All the Funds are affected by changes in the economy, portfolio securities and other markets. There is also the possibility that investment decisions TCW Investment Management Company (the “Advisor”) makes with respect to the investments of the Funds will not accomplish what they were designed to achieve or that the investments will have disappointing performance.

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment may earn for you — and the more you can lose. Because the Funds hold securities with fluctuating market prices, the value of each Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in a Fund could go down as well as up.

Your investment in a Fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person. You can lose money by investing in a Fund. When you sell your shares of a Fund, they could be worth more or less than what you paid for them.

Your investment in a Fund may be subject (in varying degrees) to the following risks discussed below. Each Fund may be more susceptible to some of the risks than others. In addition, the TCW Enhanced Commodity Strategy Fund may be exposed to the following risks solely, or to a greater extent, through the activities and investments of the TCW Cayman Enhanced Commodity Fund, Ltd. (the “Subsidiary”).

Allocation Risk

The Funds’ investment performance depends on how their assets are allocated and reallocated according to each Fund’s allocation targets and ranges. A principal risk of investing in each Fund is that the Advisor will make less than optimal or poor allocation decisions (with respect to the TCW Conservative Allocation Fund, less than optimal or poor allocation decisions on selecting the appropriate mix of the Underlying Funds (as defined in the Fund Summary for the TCW Conservative Allocation Fund)). The Advisor attempts to identify investment allocations that will optimize returns given various levels of risk tolerance. However, there is no guarantee that such allocation techniques will produce the desired results. It is possible that the Advisor will focus on an investment that performs poorly or underperforms other investments under various market conditions. You could lose money on your investment in a Fund as a result of these allocation decisions.

Asset-Backed Securities Risk

Asset-backed securities are bonds or notes backed by loan paper or accounts receivable originated by banks, credit card companies or other providers of credit. Certain asset-backed securities do not have the benefit of the same security interest in the related collateral as do mortgage-backed securities, nor are they provided government guarantees of repayment. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, some issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. The impairment of the value of collateral or other assets underlying an asset-backed security, such as a result of non-payment of loans or non-performance of other collateral or underlying assets, may result in a reduction in the value of such asset-backed securities and losses to a Fund.

Certain Funds may invest in collateralized debt obligations (“CDOs”), which are debt instruments backed solely by a pool of other debt securities. CDOs include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust typically collateralized by a diversified pool of high-risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, and may include loans that are rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

The risks of an investment in a CBO, CLO, or other CDO depend largely on the type of the collateral securities (which would have the risks described elsewhere in this Prospectus for that type of security) and the class of the CBO, CLO or other CDO in which a Fund invests. Some CBOs, CLOs and other CDOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CBOs, CLOs and other CDOs are privately offered and sold (that is, not registered under the federal securities laws) and may be characterized by a Fund as illiquid securities, but an active dealer market may exist for CBOs, CLOs and other CDOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities discussed elsewhere in this Prospectus, CBOs, CLOs and other CDOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, a Fund may invest in CBOs, CLOs or other CDOs that are subordinate to other classes, volatility in values, and the complex structure of the security may not be fully understood at the time of investment and may result in disputes with the issuer or produce unexpected investment results.

Business Development Company (“BDC”) Risk

The TCW High Dividend Equities Fund may invest in BDCs. The risk of investing in a BDC is similar to the risk of investing in a private equity or venture capital fund. BDCs are not redeemable at the option of the shareholder, and they may trade in the market at a discount to their net asset value. BDCs may employ the use of leverage in their portfolios through borrowings or the issuance of preferred stock. While leverage often serves to increase the yield of a BDC, this leverage also subjects a BDC to increased risks, including the likelihood of increased volatility and the possibility that a BDC’s common share income will fall if the dividend rate of the preferred shares or the interest rate on any borrowings rises. BDCs are required to invest at least 70% of their assets in a portfolio of qualifying investments. BDCs are subject to various risks, including, but not limited to, limited operating histories, reliance on the advisors, conflicts of interests, payment of substantial fees to their advisors and their affiliates, liquidity risk and the risk of liquidations at a value less than the original amount invested. Shares of BDCs may not be publicly traded. The share redemption plans of non-traded investments are generally limited and subject to suspension, modification or termination at any time. Redemptions, if they occur at all, may be below the purchase price. BDC shares are subject to additional risks, including, but not limited to, regulatory risks, market cycle risks, interest rate risks, and leverage risks. To qualify and remain eligible for the special tax treatment accorded to regulated investment companies and their shareholders under the Internal Revenue Code of 1986, as amended (the “Code”), the BDCs in which the TCW High Dividend Equities Fund invests must meet certain source-of-income, asset diversification and annual distribution requirements. If a BDC in which the Fund invests fails to qualify as a regulated investment company, such BDC would be liable for federal, and possibly state, corporate taxes on its taxable income and gains. Such failure by a BDC could substantially reduce the BDC’s net assets and the amount of income available for distribution to the TCW High Dividend Equities Fund, which would in turn decrease the total return of the Fund in respect of such investment.

Commodity Risk

The TCW Enhanced Commodity Strategy Fund’s investments in commodity-linked derivative instruments, including commodity index-lined notes, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (“OPEC”) and relationships among OPEC members and between OPEC and oil importing nations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. The commodity-linked derivative instruments in which the TCW Enhanced Commodity Strategy Fund invests may be issued by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may cause the TCW Enhanced Commodity Strategy Fund’s share value to fluctuate.

The TCW Enhanced Commodity Strategy Fund and its Subsidiary may concentrate their assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, the Fund may be more susceptible to risks associated with those sectors.

Counterparty Risk

Counterparty risk refers to the risk that the other party to a contract, such as individually negotiated or over-the-counter derivatives (e.g., swap agreements and participations in loan obligations), will not fulfill its contractual obligations, which may cause losses or additional costs to a Fund.

Cybersecurity Risk

Information and technology systems relied upon by the Funds, the Advisor, the Funds’ service providers (including, but not limited to, Fund accountants, custodians, transfer agents, administrators, distributors and other financial intermediaries) and/or the issuers of securities in which a Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Advisor has implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Funds, the Advisor, the Funds’ service provider and/or issuers of securities in which a Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors). Such a failure could also harm the reputation of the Funds, the Advisor, the Funds’ service providers and/or issuers of securities in which a Fund invests, subject such entities and their respective affiliates to legal claims or otherwise affect their business and financial performance.

Debt Securities Risks

Debt securities are subject to various risks. Debt securities are subject to two primary (but not exclusive) types of risk: credit risk and interest rate risk. These risks can affect a debt security’s price volatility to varying degrees, depending upon the nature of the instrument. In addition, the depth and liquidity of the market for an individual or class of debt security can also affect its price and, hence, the market value of a Fund.

Credit Risk refers to the likelihood that an issuer will default in the payment of principal and/or interest on a security. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack of or inadequacy of collateral or credit enhancements for a fixed income security may affect its credit risk. Credit risk of a security may change over time, and securities which are rated by rating agencies are often reviewed and may be subject to downgrade. However, ratings are only opinions of the agencies issuing them and are not absolute guarantees as to quality.

Certain of the Funds, including the TCW High Yield Bond Fund, and to a lesser extent, the TCW Core Fixed Income Fund, TCW Emerging Markets Income Fund, and the TCW Emerging Markets Local Currency Income Fund, may invest in convertible securities rated below investment grade and other below investment grade corporate securities. Debt securities that are rated below investment grade are considered to be speculative. Those debt securities rated below investment grade are also commonly known as high yield securities or “junk bonds.”

Certain of the Funds may invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities. These securities may not be backed by the full faith and credit of the United States government and are supported only by the credit of the issuer. Examples of such securities are mortgage-backed securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Corporation (“Fannie Mae”). These securities are neither issued nor guaranteed by the United States Treasury.

Interest Rate Risk is the potential for a decline in bond prices due to rising interest rates. In general, bond prices vary inversely with interest rates. The change in a bond’s price depends on several factors, including the bond’s maturity date. The degree to which a bond’s price will change as a result of changes in interest rates is measured by its “duration.” For example, the price of a bond with a 5 year duration would be expected under normal market conditions to decrease 5% for every 1% increase in interest rates. Generally, bonds with longer maturities have a greater duration and thus are subject to greater price volatility from changes in interest rates. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other things). It is possible that there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from resulting rate increases, regardless of the cause, could be swift and significant, which could result in significant losses by the Funds, even if anticipated by the Advisor.

Investors should note that interest rates currently are near historical lows. Following the financial crisis that began in 2007, the Federal Reserve Board (the “Federal Reserve”) attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate near zero percent and by purchasing large quantities of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities on the open market (“Quantitative Easing”). As the Federal Reserve raises the federal funds rate and “tapers” Quantitative Easing, there is a risk that interest rates will rise. These policy changes may expose fixed income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of a Fund’s investments and share price to decline. A Fund that invests in derivatives tied to fixed income markets may be more substantially exposed to these risks than a Fund that does not invest in such derivatives. Increases in interest rates may lead to heightened Fund redemption activity, which may cause a Fund to lose value as a result of the costs that it incurs in turning over its portfolio and may lower its performance.

Distressed and Defaulted Securities Risk

Certain Funds may invest in securities in default and/or obligations of financially distressed companies. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties. A Fund will generally not receive interest payments on defaulted or distressed securities and may incur costs to protect its investment. In addition, defaulted or distressed securities involve the substantial risk that principal will not be repaid. A Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, a Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Defaulted or distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Investments in defaulted securities and obligations of distressed issuers are considered speculative.

Derivatives Risk

Certain Funds may invest in derivatives, which are instruments whose value is based on the value of another security, commodity or index. Derivatives include, among other things, swap agreements, options, forwards and futures. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates, management risk and liquidity risk.

The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying security, commodity or asset. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by a Fund will not correlate perfectly with the underlying asset, reference rate or index. Certain types of derivatives involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to counterparty risk and liquidity risk. Investments in derivatives that are negotiated over-the-counter with a single counterparty are subject to credit risks related to the counterparty’s ability to perform its obligations and the further risk that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities and commodities may experience periods of illiquidity, which could cause a portfolio to hold an investment it might otherwise sell or to sell an investment it otherwise might hold at inopportune times or for prices that do not reflect current market value. The Advisor might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains to a Fund’s portfolio.

Additionally, some derivatives can create investment leverage and may create additional risks that may subject a Fund to greater volatility and less liquidity than investments in more traditional securities. The investment of a Fund’s assets required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund; therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund, thus exaggerating any increase or decrease the derivatives may cause in the net asset value of the Fund.

Other risks in using derivatives include the risk of mispricing or improper valuation. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. In addition, a Fund’s use of derivatives (including covered call options) may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

By investing in a derivative instrument, a Fund could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances, and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Emerging Market Country Risk

Certain Funds invest in emerging market countries. Investing in emerging market countries involves substantial risk due to, among others, higher brokerage costs in certain countries; different accounting standards; thinner trading markets as compared to those in developed countries; the possibility of currency transfer restrictions; and the risk of expropriation, nationalization or other adverse political, economic or social developments.

Political and economic structures in some emerging market countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of developed countries. Some of these countries have in the past failed to recognize private property rights and have nationalized or expropriated the assets of private companies.

The securities markets of emerging market countries can be substantially smaller, less developed, less liquid and more volatile than the major securities markets in the U.S. and other developed nations. The limited size of many securities markets in emerging market countries and limited trading volume in issuers compared to the volume in U.S. securities or securities of issuers in other developed countries could cause prices to be erratic for reasons other than factors that affect the quality of the securities. In addition, emerging market countries’ exchanges and broker-dealers are generally subject to less regulation than their counterparts in developed countries. Brokerage commissions, custodial expenses and other transaction costs are generally higher in emerging market countries than in developed countries. As a result, funds that invest in emerging market countries have operating expenses that are higher than funds investing in other securities markets.

Some emerging market countries have a greater degree of economic, political and social instability than the U.S. and other developed countries. Such social, political and economic instability could disrupt the financial markets in which the Funds invest and adversely affect the value of their investment portfolios.

Recently, as a result of the political and military actions undertaken by Russia in connection with the ongoing disruptions to central authority in eastern Ukraine, the United States and the European Union have imposed sanctions on certain Russian individuals and banks and other companies. These sanctions and future sanctions or other intergovernmental actions may result in the devaluation of the Russian currency and a decline in the value and liquidity of Russian securities and may have other negative impacts on Russia’s economy, which could have a negative impact on the Funds’ investment performance and liquidity. Retaliatory actions by the Russian government could involve the seizure of U.S. residents’ assets and could further impair the value and liquidity of Russian securities.

Currencies of emerging market countries experience devaluations relative to the U.S. dollar from time to time. A devaluation of the currency in which investment portfolio securities are denominated will negatively impact the value of those securities in U.S. dollar terms. Emerging market countries have and may in the future impose foreign currency controls and repatriation controls.

Equity Risk

Equity securities may include common stock, preferred stock or other securities representing an ownership interest of the right to acquire an ownership interest in an issuer. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods. The value of stocks and other equity securities may be affected by changes in a company’s financial condition and in overall market, economic and political conditions.

Exchange-Traded Funds (“ETFs”) Risk

ETFs are investment companies that invest in a portfolio of securities designed to track a particular market segment or index and whose shares are bought and sold on a securities exchange. The risk of ETFs generally reflects the risk of owning shares of the underlying securities an ETF is designed to track, although the lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, an ETF’s performance may not match the performance of a particular market segment or index for a number of reasons, including costs incurred by the ETF in buying and selling securities. Assets invested in an ETF will bear the fees and expenses of the ETF, including operating costs and advisory fees, and therefore, shareholders of a Fund that invests in ETFs will indirectly bear a proportionate share of each ETF in which the Fund invests, in addition to paying the Fund’s expenses. Additionally, a shareholder may indirectly bear brokerage costs incurred by a Fund that purchases ETFs.

Exchange-Traded Notes (“ETNs”) Risk

ETNs are senior, unsecured, unsubordinated debt securities that are based upon the performance of a market index and are issued by banks or other financial institutions. The value of an ETN will fluctuate as the value of the market index fluctuates, which can cause sudden and unpredictable changes in the value of the ETN. An ETN is subject to risk of default by the issuer and risk of downgrade of the issuer’s credit rating. ETNs are also exposed to liquidity risk. There may be no willing purchaser, or the issuer may restrict the redemption amount or its redemption date. Assets invested in an ETN will bear the fees and expenses of the ETN, including operating costs and advisory fees, and therefore, shareholders of a Fund that invests in ETNs will indirectly bear a proportionate share of each ETN in which the Fund invests, in addition to paying the Fund’s expenses. Additionally, a shareholder may indirectly bear brokerage costs incurred by a Fund that purchases ETNs.

Financial Services Industry Risk

The financial services industry is subject to extensive government regulation, which may change frequently. In addition, the profitability of businesses in the financial services industry depends heavily on the availability and cost of money and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. The financial services industry is exposed to risks that may impact the value of investments in the industry more severely than investments outside the industry. Businesses in the financial services industry often operate with substantial financial leverage.

Foreign Currency Risk

Funds that invest in foreign (non-U.S.) securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, a Fund’s investments in non-U.S. dollar-denominated securities may reduce the returns of the Fund.

Foreign Investing Risk

Investments in foreign securities may involve greater risks than investing in domestic securities because a Fund’s performance may depend on factors other than the performance of a particular company.

As compared to U.S. companies, foreign issuers generally disclose less financial and other information publicly and are subject to less stringent and less uniform accounting, auditing and financial reporting standards. Foreign countries typically impose less thorough regulations on brokers, dealers, stock exchanges, corporate insiders and listed companies than does the U.S., and foreign securities markets may be less liquid and more volatile than U.S. markets. Investments in foreign securities involve higher costs than investments in U.S. securities, including higher transaction and custody costs as well as additional taxes imposed by foreign governments. In addition, security trading practices abroad may offer less protection to investors such as the Funds. Political or social instability, civil unrest, acts of terrorism and regional economic volatility are other potential risks that could impact an investment in a foreign security. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S., which could affect the liquidity of a Fund’s portfolio.

Frequent Trading Risk

Frequent trading of portfolio securities may produce capital gains, which are taxable to shareholders when distributed. As a result, frequent trading may cause higher levels of current tax liability to shareholders in a Fund. Frequent trading may also increase the amount of commissions or mark-ups to broker-dealers that a Fund pays when it buys and sells securities, which may reduce the Fund’s performance.

Globalization Risk

The growing inter-relationship of global economies and financial markets has magnified the effect of conditions in one country or region on issuers of securities in a different country or region. In particular, the adoption or prolongation of protectionist trade policies by one or more countries, changes in economic or monetary policy in the United States or abroad, or a slowdown in the United States economy could lead to a decrease in demand for products and reduced flows of capital and income to companies in other countries. Those events might particularly affect companies in emerging and developing market countries.

Investment Style Risk

The particular style or set of styles that the Advisor primarily uses for a Fund may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

Issuer Risk

The value of securities held by a Fund may decline for a number of reasons directly related to an issuer, such as changes in the financial condition of the issuer, management performance, financial leverage and reduced demand for the issuer’s goods or services. The amount of dividends paid with respect to equity securities, or the ability of an issuer to make payments in connection with debt securities, may decline for reasons that relate to the issuer, such as changes in an issuer’s financial condition or a decision by the issuer to pay a lower dividend, or for reasons that relate to the broader financial system. In addition, there may be limited public information available for the Advisor to evaluate foreign issuers.

Junk Bond Risk

Junk bonds are speculative in nature. They are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. They may also be issued by highly leveraged companies, which may be less able to meet their contractual obligations than a less leveraged company. These bonds are rated “below investment grade.” These bonds have a higher degree of default risk and may be less liquid than higher-rated bonds. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of junk bonds generally and less secondary market liquidity. This potential lack of liquidity may make it more difficult for the Advisor to accurately value certain portfolio securities.

Leverage Risk

Leverage created from certain types of transactions or instruments, such as borrowing, engaging in reverse repurchase agreements, entering into futures contracts or forward currency contracts, engaging in forward commitment transactions and investing in leveraged or unleveraged commodity index-linked notes, may impair a Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. During periods of adverse market conditions, the use of leverage may cause a Fund to lose more money than would have been the case if leverage was not used.

Liquidity Risk

A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may not be able to sell the illiquid securities at an advantageous time or price. Investments in high yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments.

Furthermore, reduced number and capacity of dealers and other counterparties to “make markets” in fixed income securities, in connection with the growth of the fixed income markets, may increase liquidity risk with respect to a Fund’s investments in fixed income securities. When there is no willing buyer and investments cannot be readily sold, a Fund may have to sell them at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on the Fund’s performance. These securities may also be difficult to value, and their values may be more volatile because of liquidity risk. Increased Fund redemption activity, which may occur in a rising interest rate environment or for other reasons, may negatively impact Fund performance and increase liquidity risk due to the need of the Fund to sell portfolio securities.

The securities of many of the companies with small- and mid-capitalizations may have less “float” (the number of shares that normally trade) and less interest in the market and therefore are subject to liquidity risk.

Market Risk

Various market risks can affect the price or liquidity of an issuer’s securities in which a Fund may invest. Returns from the securities in which a Fund invests may underperform returns from the general securities markets or other types of securities. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial condition can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as by the depth of the market for that security. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, including litigation, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).

Instability in the financial markets led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the securities in which a Fund invests or the issuers of such securities in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds are regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Mortgage-Backed Securities Risks

Mortgage-backed securities represent participation interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders. Certain Funds, including the U.S. Fixed Income Funds (as shown on the cover of this Prospectus), may invest in mortgage-backed securities. The values of some mortgage-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Non-Diversification Risk

The TCW Emerging Markets Multi-Asset Opportunities Fund, TCW International Growth Fund, TCW International Small Cap Fund, TCW Emerging Markets Local Currency Income Fund, TCW Enhanced Commodity Strategy Fund, and TCW Global Bond Fund are organized as non-diversified funds under the Investment Company Act of 1940, as amended (the “1940 Act”), and are not subject to the general limitation that with respect to 75% of a fund’s total assets, it may not invest more than 5% of its total assets in any particular issuer or hold more than 10% of the outstanding voting securities of any particular issuer. Because a relatively higher percentage of such Fund’s assets may be invested in the securities of a limited number of issuers, such Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund.

Options Strategy Risk

Writing call options may reduce the risk of owning equity securities, but it may also limit a Fund’s opportunity to profit from any increase in the market value of its investments. Unusual market conditions or the unavailability of a ready market for any particular option at any one specific time may reduce the effectiveness of the Fund’s options strategies.

Other Investment Company Risk

Certain Funds may acquire shares in other investment companies, including U.S. or foreign investment companies, ETFs, and real estate investment trusts (“REITs”), to the extent permitted by the 1940 Act. An investment in the shares of another investment company is subject to the risks associated with that investment company’s portfolio securities. Accordingly, a Fund’s investment in shares of other investment companies will fluctuate based on the performance of such investment company’s portfolio securities. As a shareholder of another investment company, a Fund would bear its proportionate share of that investment company’s expenses, including any investment advisory and administration fees. At the same time, such Fund would continue to pay its own investment advisory fees and other expenses. As a result, such Fund and its shareholders, in effect, will be absorbing two levels of fees with respect to investments in other investment companies. Other investment companies will have their own investment and valuation policies and procedures, which may vary from those of a Fund. There can be no assurance that the investment objective of any other investment company in which a Fund invests will be achieved.

Portfolio Management Risk

Portfolio management risk is the risk that an investment strategy may fail to produce the intended results. There can be no assurance that a Fund will achieve its investment objective. The Advisor’s judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect and may not anticipate actual market movements or the impact of economic conditions generally. No matter how well a portfolio manager evaluates market conditions, the securities a portfolio manager chooses may fail to produce the intended result, and you could lose money on your investment in a Fund.

Price Volatility Risk

The value of a Fund’s investment portfolio will change as the prices of its investments go up or down. Although stocks offer the potential for greater long-term growth than most debt securities, stocks generally have higher short-term volatility. The Funds that invest primarily in the equity securities of small- and/or mid-capitalization companies are subject to greater price volatility than other mutual funds.

Different parts of the market and different types of securities can react differently to developments. Issuer, political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region or market as a whole.

Prices of most securities tend to be more volatile in the short-term. Therefore, if you trade frequently or redeem in the short-term, you are more likely to incur a loss than an investor who holds investments for the longer-term. The fewer the number of issuers in which a Fund invests, the greater the potential volatility of its portfolio.

Publicly Traded Partnership (“PTP”) and Master Limited Partnership (“MLP”) Risk

Investments in securities of a PTP or MLP are subject to risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the PTP or MLP, risks related to potential conflicts of interest between the PTP or MLP’s limited partners and the PTP or MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. Certain PTPs and MLP securities may trade in lower volumes due to their smaller capitalizations. Accordingly, those PTPs or MLPs may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Investment in those PTPs or MLPs may restrict a Fund’s ability to take advantage of other investment opportunities. PTPs and MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

Real Estate Industry Concentration Risk

Because the TCW Global Real Estate Fund concentrates its investments in the real estate industry, it may be susceptible to the impact of market, economic, regulatory, and other factors affecting the real estate industry and/or the local or regional real estate markets. At times of such impact, the value of the Fund may fluctuate more widely than it would for a fund that invests more broadly across varying industries and sectors. Real estate industry specific risks include, but are not limited to, declines in the value of real estate; loss of rental income due to vacancies; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other barriers to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and unfavorable changes in interest rates.

REIT and Real Estate Company Risk

REITs are pooled investment vehicles that typically invest directly in real estate, mortgages and/or loans collateralized by real estate. REITs are subject to a highly technical and complex set of provisions in the Code. It is possible that a Fund may invest in a real estate company, which purports to be a REIT but fails to qualify as a REIT. In the event of any such unexpected failure to qualify as a REIT, the purported REIT would not qualify for tax-free “pass-through” of income and would be subject to corporate level taxation, thereby significantly reducing the return to the Fund on its investment in such company. REITs are also subject to heavy cash flow dependency and self-liquidation.

The value of a Fund’s investments in REITs and real estate companies may generally be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry. These factors include, among others: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; and (viii) changes in interest rates. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates. The value of securities of companies in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general.

Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income.

REITs often do not provide complete tax information to shareholders until after the calendar year-end. Consequently, because of the delay, it may be necessary for a Fund to request permission to extend the deadline for issuance of Forms 1099-DIV.

REITs that invest in mortgages, loans or mortgage- or loan-backed securities will also be indirectly subject to various risks associated with those investments, including: interest rate risk, credit risk and defaulted securities risk, which are described elsewhere in this Prospectus. These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument. In addition, the depth and liquidity of the market for an individual or class of debt security can also affect its price and, hence, the market value of a Fund.

Securities Selection Risk

The specific securities held in a Fund’s investment portfolio may underperform those held by other funds in the same asset class or benchmarks that are representative of the asset class because of a portfolio manager’s choice of securities.

Small- and Mid-Capitalization Company Risk

Certain Funds may invest a portion of their assets in the equity securities of companies with small- and mid-capitalizations and may be subject to certain risks associated with such companies. Companies with small- and mid-capitalizations often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, small- and mid-capitalization companies may have more volatile stock performance than large-capitalization companies and are more likely to experience business failures, which may increase the risk of loss to a Fund.

Subsidiary Risk

By investing in the Subsidiary, the TCW Enhanced Commodity Strategy Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the TCW Enhanced Commodity Strategy Fund and are subject to the same risks that apply to similar investments if held directly by the TCW Enhanced Commodity Strategy Fund. These risks are described elsewhere in this Prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections afforded by the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the TCW Enhanced Commodity Strategy Fund and/or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information (the “SAI”) and could adversely affect the TCW Enhanced Commodity Strategy Fund.

Swap Agreements Risk

A Fund may invest in swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, the two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. In addition to risks applicable to derivatives generally, risks inherent in the use of swaps of any kind include: (1) swap contracts may not be assigned without the consent of the counterparty; (2) potential default of the counterparty to a swap; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of a Fund to close out a swap transaction at a time that otherwise would be favorable for it to do so.

Certain types of over-the-counter (“OTC”) derivatives, such as various types of swaps, are required to be cleared through a central clearing organization that is substituted as the counterparty to each side of the transaction. Each party will be required to maintain its positions through a clearing broker. Although central clearing generally is expected to reduce counterparty risk, it creates additional risks. A clearing broker or organization may not be able to perform its obligations. Cleared derivatives transactions may be more expensive to maintain than OTC transactions or may require a Fund to deposit increased margin. A transaction may be subject to unanticipated close-out by the clearing organization or a clearing broker. A Fund may be required to indemnify a swap execution facility or a broker that executes cleared swaps against losses or costs that may be incurred as a result of the Fund’s transactions. A Fund also is subject to the risk that no clearing member is willing to clear a transaction entered into by the Fund.

The U.S. and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including clearing, margin, reporting, and registration requirements. The ultimate impact of the regulations remains unclear. The effect of the regulations could be, among other things, to restrict a Fund’s ability to engage in swap transactions or increase the costs of those transactions.

Tax Risk

Each Fund must derive at least 90% of its gross income from qualifying sources in order to qualify for favorable tax treatment as a regulated investment company under Subchapter M of the Code. This requirement will limit the ability of a Fund to invest in commodities, derivatives on commodities, or other instruments that could result in nonqualifying income.

The TCW Enhanced Commodity Strategy Fund gains exposure to the commodities markets through investments in commodity-linked derivative instruments backed by a portfolio of Fixed Income Instruments (as defined in the Fund Summary for the TCW Conservative Allocation Fund), including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures. The TCW Enhanced Commodity Strategy Fund may also gain exposure indirectly to commodity markets by investing in the Subsidiary, which invests primarily in commodity-linked derivative instruments backed by a portfolio of Fixed Income Instruments. In order for the TCW Enhanced Commodity Strategy Fund to qualify as a regulated investment company under Subchapter M of the Code, the TCW Enhanced Commodity Strategy Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income.

The TCW Enhanced Commodity Strategy Fund has received a private letter ruling from the Internal Revenue Service (“IRS”) confirming that income from the TCW Enhanced Commodity Strategy Fund’s investment in the Subsidiary and income derived from certain commodity index-linked notes will constitute “qualifying income” for purposes of Subchapter M.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity index-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity index-linked notes, other commodity-linked derivatives, and the TCW Enhanced Commodity Strategy Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the TCW Enhanced Commodity Strategy Fund’s taxable income or any distributions made by the TCW Enhanced Commodity Strategy Fund or result in the inability of the TCW Enhanced Commodity Strategy Fund to operate as described in this Prospectus and the SAI.

Underlying Fund Risk

The TCW Conservative Allocation Fund invests substantially all of its assets in the Underlying Funds, and therefore, the risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of the TCW Conservative Allocation Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

Additional Risk

Securities Lending Risk

Each Fund (other than the TCW Conservative Allocation Fund) may lend portfolio securities with a value equal to up to 25% of its total assets, including collateral received for securities lent. If a Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price. In addition, as with other extensions of credit, there is the risk of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Also, there is the risk that the value of the investment of the collateral could decline causing a Fund to lose money.

Management of the Funds

Investment Advisor

The Funds’ investment advisor is TCW Investment Management Company and is headquartered at 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017. The Advisor was organized in 1987 as a wholly-owned subsidiary of The TCW Group, Inc. (“TCW”). The Advisor is registered with the Securities and Exchange Commission (the “SEC”) as an investment advisor under the Investment Advisers Act of 1940, as amended.

As of December 31, 2014, the Advisor and its affiliated companies, which provide a variety of trust, investment management and investment advisory services, had approximately $163.4 billion in assets under management or committed to management.

Portfolio Managers

Certain information about each Fund’s portfolio manager(s) is provided in the Fund Summary for each Fund at the beginning of this Prospectus. Please see the SAI for additional information about other accounts managed by the portfolio managers, the portfolio managers’ compensation and the portfolio managers’ ownership of shares of the Fund(s) they manage.

Listed below are the individuals who are primarily responsible for the day-to-day management of each Fund’s portfolio, including a summary of each portfolio manager’s business experience during the past five years. (Positions with TCW and its affiliates may have changed over time.)

TCW Concentrated Value Fund
Thomas K. McKissick	Group Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West.

N. John Snider	Group Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West.

TCW Global Real Estate Fund
Iman Brivanlou	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West. Mr. Brivanlou joined the Advisor’s Equity Research Group in 2006.

TCW Growth Equities Fund
Chang Lee	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West.

Mike Olson	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West.

TCW High Dividend Equities Fund
Iman Brivanlou	See above.

TCW Relative Value Dividend Appreciation Fund
Diane E. Jaffee	Group Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West.

TCW Relative Value Large Cap Fund
Diane E. Jaffee	See above.

Matthew J. Spahn	Senior Vice President, the Advisor, TCW Asset Management Company and Trust Company of the West.

TCW Relative Value Mid Cap Fund
Diane E. Jaffee	See above.

TCW Select Equities Fund
Craig C. Blum	Group Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West.

TCW Small Cap Growth Fund
Chang Lee	See above.

Mike Olson	See above.

TCW SMID Cap Growth Fund
Chang Lee	See above.

Mike Olson	See above.

TCW Core Fixed Income Fund
Stephen M. Kane	Group Managing Director, the Advisor, TCW Asset Management Company, Trust Company of the West and Metropolitan West Asset Management, LLC since December 2009.

Laird R. Landmann	Group Managing Director, the Advisor, TCW Asset Management Company, Trust Company of the West and Metropolitan West Asset Management, LLC since December 2009.

Tad Rivelle	Group Managing Director and Chief Investment Officer — Fixed Income, the Advisor, TCW Asset Management Company, Trust Company of the West and Metropolitan West Asset Management, LLC since December 2009.

Bryan Whalen	Group Managing Director, the Advisor, TCW Asset Management Company, Trust Company of the West and Metropolitan West Asset Management, LLC since December 2009.

TCW Enhanced Commodity Strategy Fund
Tad Rivelle	See above.

Stephen M. Kane	See above.

Bret R. Barker	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West since December 2009.

TCW Global Bond Fund
Stephen M. Kane	See above.

Tad Rivelle	See above.

David I. Robbins	Group Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West.

TCW High Yield Bond Fund
James S. Farmham	Managing Director, the Advisor, TCW Asset Management Company, Trust Company of the West and Metropolitan West Asset Management, LLC since December 2009.

Laird R. Landmann	See above.

Giovanni A. Nucci	Managing Director, the Advisor, TCW Asset Management Company, Trust Company of the West and Metropolitan West Asset Management, LLC since December 2009.
TCW Short Term Bond Fund
Stephen M. Kane	See above.
Laird R. Landmann	See above.
Tad Rivelle	See above.
Bryan Whalen	See above.

TCW Total Return Bond Fund
Mitch Flack	Managing Director, the Advisor, TCW Asset Management Company, Trust Company of the West and Metropolitan West Asset Management, LLC since December 2009.

Tad Rivelle	See above.
Bryan Whalen	See above.

TCW Emerging Markets Income Fund
Penelope D. Foley	Group Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West.

David I. Robbins	See above.
Javier Segovia	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West.

TCW Emerging Markets Local Currency Income Fund
Penelope D. Foley	See above.
David I. Robbins	See above.

TCW Emerging Markets Multi-Asset Opportunities Fund
Penelope D. Foley	Group Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West.

David I. Robbins	Group Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West.

Ray Prasad	Managing Director, the Advisor. TCW Asset Management Company and Trust Company of the West. Prior to September 2014, Director and Senior Portfolio Manager for Batterymarch Financial Management, Inc.

TCW International Growth Fund
Ray Prasad (Lead Portfolio Manager)	See above.

Andrey Glukhov (Co-Manager)	Senior Vice President, the Advisor, TCW Asset Management Company and Trust Company of the West. Prior to 2011, Managing Director at Brean Murray, Carret & Co.

TCW International Small Cap Fund
Ray Prasad (Lead Portfolio Manager)	See above.

Andrey Glukhov (Co-Manager)	See above.

TCW Conservative Allocation Fund
Adam T. Coppersmith	Senior Vice President, the Advisor, TCW Asset Management Company and Trust Company of the West.

Stephen M. Kane	See above.

Laird R. Landmann	See above.

Michael P. Reilly	See above.

Tad Rivelle	See above.

Komal S. Sri-Kumar	Chairman, Comprehensive Asset Allocation Committee, the Advisor, TCW Asset Management Company and Trust Company of the West.

Advisory Agreement

TCW Funds, Inc. (the “Corporation”), on behalf of each Fund, and the Advisor have entered into an Investment Advisory and Management Agreement, as amended (the “Advisory Agreement”), under the terms of which the Funds have employed the Advisor to, subject to the direction and supervision of the Board of Directors of the Corporation (the “Board of Directors”), provide investment advisory and management services, including, among others, managing the investment of the assets of each Fund, placing orders for the purchase or sale of portfolio securities for each Fund, administering the day-to-day operations of each Fund, furnishing to the Corporation office space and all necessary office facilities, supplies and equipment, and arranging for officers or employees of the Advisor to serve, without compensation from the Corporation, as officers, directors or employees of the Corporation. For the fiscal year ended October 31, 2014, each Fund paid to the Advisor, as compensation for the services rendered, facilities furnished, and expenses paid by it, the following fees:

Fund	Annual Management Fee (As Percent of Average Net Asset Value)
TCW Concentrated Value Fund	0.65%
TCW Global Real Estate Fund*	0.80%
TCW Growth Equities Fund	1.00%
TCW High Dividend Equities Fund*	0.65%
TCW Relative Value Dividend Appreciation Fund	0.75%
TCW Relative Value Large Cap Fund	0.75%
TCW Relative Value Mid Cap Fund	0.80%
TCW Select Equities Fund	0.75%
TCW Small Cap Growth Fund	1.00%
TCW SMID Cap Growth Fund	1.00%
TCW Core Fixed Income Fund	0.40%
TCW Enhanced Commodity Strategy Fund	0.50%
TCW Global Bond Fund	0.55%
TCW High Yield Bond Fund	0.45%
TCW Short Term Bond Fund	0.35%
TCW Total Return Bond Fund	0.50%
TCW Emerging Markets Income Fund	0.75%
TCW Emerging Markets Local Currency Income Fund	0.75%
TCW Emerging Markets Multi-Asset Opportunities Fund	0.95%
TCW International Growth Fund	0.85%
TCW International Small Cap Fund	0.75%

* The TCW High Dividend Equities Fund and the TCW Global Real Estate Fund commenced operations on December 1, 2014. The annual management fee rates for these two Funds provided in the table above are the current fee rates under the Advisory Agreement

The TCW Conservative Allocation Fund does not directly pay the Advisor a management fee. However, the Advisor or its affiliate serves as the investment advisor to the underlying funds in which the TCW Conservative Allocation Fund invests and is paid an annual management fee by those underlying funds. As a result, shareholders of the TCW Conservative Allocation Fund indirectly bear a portion of the management fees paid by, and other expenses of, the underlying funds in which the TCW Conservative Allocation Fund invests.

The Subsidiary has entered into a separate advisory agreement with the Advisor for the management of the Subsidiary’s portfolio, pursuant to which the Subsidiary is obligated to pay the Advisor a management fee at the same rate that the TCW Enhanced Commodity Strategy Fund pays the Advisor pursuant to the Advisory Agreement. The Advisor has agreed to waive the management fee it receives from the TCW Enhanced Commodity Strategy Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary for the management of the portion of the TCW Enhanced Commodity Strategy Fund’s assets invested in the Subsidiary. This waiver may not be terminated without the consent of the Board of Directors.

In addition to the contractual expense limitations listed below that apply to certain Funds, the Advisor has agreed to reduce its investment management fee or to pay the operating expenses of each Fund to limit the Fund’s operating expenses to an amount not to exceed the previous month’s expense ratio average for comparable funds as calculated by Lipper Inc. This expense limitation is voluntary and terminable by either the Advisor or the Board of Directors on six months’ prior notice. This voluntary limitation and the contractual fee waiver and/or expense reimbursement excludes interest and acquired fund fees and expenses, if any.

Fund	Contractual Expense Limitations
US Equity Funds
TCW Concentrated Value Fund
I Class Shares	1.09%
N Class Shares	1.09%
TCW Global Real Estate Fund
I Class Shares	1.46%
N Class Shares	1.46%
TCW Growth Equities Fund
I Class Shares	1.20%
N Class Shares	1.20%
TCW High Dividend Equities Fund
I Class Shares	1.18%
N Class Shares	1.18%
TCW Relative Value Mid Cap Fund
I Class Shares	1.21%
N Class Shares	1.21%

Fund	Contractual Expense Limitations
TCW SMID Cap Growth Fund
I Class Shares	1.20%
N Class Shares	1.20%
US Fixed Income Funds
TCW Core Fixed Income Fund
I Class Shares	0.49%
N Class Shares	0.83%
TCW Enhanced Commodity Strategy Fund
I Class Shares	0.70%
N Class Shares	0.75%
TCW Global Bond Fund
I Class Shares	1.13%
N Class Shares	1.13%
TCW High Yield Bond Fund
I Class Shares	0.55%
N Class Shares	0.80%
TCW Short Term Bond Fund
I Class Shares	0.44%
TCW Total Return Bond
I Class Shares	0.49%
N Class Shares	0.79%
International Funds
TCW Emerging Markets Local Currency Income Fund
I Class Shares	0.99%
N Class Shares	0.99%
TCW Emerging Markets Multi-Asset Opportunities Fund
I Class Shares	1.23%
N Class Shares	1.23%
TCW International Growth Fund
I Class Shares	1.04%
N Class Shares	1.34%
TCW International Small Cap Fund
I Class Shares	1.44%
N Class Shares	1.44%
Asset Allocation Fund
TCW Conservative Allocation Fund
I Class Shares	0.85%
N Class Shares	0.85%

A discussion regarding the basis for the Board of Directors’ approval of the Advisory Agreement for each Fund is contained in the Corporation’s annual report to shareholders for the fiscal year ended October 31, 2014.

Payments by the Advisor

The Advisor pays certain costs of marketing the Funds from legitimate profits from its management fees and other resources available to it. The Advisor may also share with financial intermediaries (as defined below in the “Your Investment — Account Policies and Services — Calculation

of NAV” section) certain marketing expenses or pay for the opportunity to distribute the Funds, sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs. The Advisor or its affiliates may pay amounts from their own resources to third parties, including brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries for providing record keeping, sub-accounting, transaction processing and other administrative services. These payments, which may be substantial, are in addition to any fees that may be paid by the Funds for these types of or other services.

The amount of these payments is determined from time to time by the Advisor and may differ among such financial intermediaries. Such payments may provide incentives for such parties to make shares of the Funds available to their customers, and may allow the Funds greater access to such parties and their customers than would be the case if no payments were paid. Such access advantages include, but are not limited to, placement of a Fund on a list of mutual funds offered as investment options to the financial intermediary’s customers (sometimes referred to as “Shelf Space”); access to the financial intermediary’s registered representatives; and/or ability to assist in training and educating the financial intermediary’s registered representatives. These payment arrangements will not, however, change the price an investor pays for shares of a Fund or the amount that the Fund receives to invest on behalf of the investor. These payments may create potential conflicts of interests between an investor and a financial intermediary who is recommending a particular mutual fund over other mutual funds. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of a Fund and you should contact your financial intermediary for details about any payments it may receive from the Funds or from the Advisor. Payments are typically based on a percentage of assets under management or based on the number of customer accounts or a combination thereof.

Multiple Class Structure

All of the Funds currently offer two classes of shares: Class I shares and Class N shares, except for the TCW Short Term

Bond Fund, which only offers Class I shares. Shares of each class of a Fund represent an equal pro rata interest in that Fund and both classes generally have the same voting, liquidation, and other rights. The Class I shares are offered at the current net asset value. The Class N shares are offered at the current net asset value, but are subject to fees imposed under a distribution plan (the “Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, each Fund compensates the Funds’ distributor for distribution and related services at a rate equal to 0.25% of the average daily net assets of that Fund attributable to its Class N shares. The fees may be used to pay the Fund’s distributor for distribution services and sales support services provided in connection with Class N shares. The fee may also be used to pay financial intermediaries for the sales support services and related expenses and shareholder servicing fees. The shareholder servicing fees are paid to compensate financial intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of the Fund’s shares. Because these fees are paid out of the Fund’s Class N assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Because the expenses of each class may differ, the performance of each class is expected to differ.

Other Shareholder Servicing Expenses Paid by the Funds

The Funds are authorized to compensate each broker-dealer and other third-party intermediary up to such percentage as approved by the Board of Directors of the assets serviced for a Fund by that intermediary for shareholder services. These services constitute sub-recordkeeping, sub-transfer agent or similar services and are similar in scope to services provided by the transfer agent to the Funds. These expenses paid by a Fund would remain subject to any overall expense limitation applicable to that Fund. These expenses are in addition to any payment of any amounts through the Distribution Plan. This amount may be adjusted, subject to approval by the Board of Directors.

Your Investment — Account Policies and Services

Buying Shares

You pay no sales charges to invest in a Fund. Your price for a Fund’s shares is the Fund’s net asset value per share (“NAV”) which is calculated as of the close of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern time or the time trading closes on the NYSE, whichever is earlier) every day the exchange is open. In addition to Saturday and Sunday, the NYSE is closed on the days that the following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Shares cannot be purchased by wire transactions on days when banks are closed.

Calculation of NAV

The NAV of each Class of a Fund is determined by adding the value of that Class’s securities, cash and other assets, subtracting all expenses and liabilities attributable to that Class, and then dividing by the total number of shares of that Class issued and outstanding (assets-liabilities/# of shares = NAV).

Your order will be priced at the next NAV calculated after your order is accepted by the Corporation. Orders received by the Funds’ transfer agent from dealers, brokers or other service providers (“financial intermediaries”) after the NAV for the day is determined will receive that same day’s NAV if the orders were received by the financial intermediary from its customers prior to 4:00 p.m. Eastern time (or the time trading closes on the NYSE, whichever is earlier). Your financial intermediary is responsible for transmitting such orders promptly.

The Corporation may at its discretion reject any purchase order for Fund shares.

Each Fund discloses its NAV on a daily basis. To obtain a Fund’s NAV, please call (800) FUND TCW or visit the TCW Funds website at www.tcw.com.

A Fund’s investments for which market quotations are readily available are valued based on market value. Each security that is owned by a Fund that is listed on a securities exchange is valued at its last sales price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of that exchange that the Advisor generally considers to be the principal exchange on which the stock is traded. Securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Generally, securities issued by open-end investment companies are valued using their respective net asset values. Securities traded over-the-counter are valued using prices furnished by independent pricing services or by broker dealers.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

The Corporation may use the fair value of a security as determined in accordance with procedures adopted by the Board of Directors if market quotations are unavailable or deemed unreliable or if events occurring after the close of a securities market and before the Corporation values its assets would materially affect net asset value. Such situations are particularly relevant for a Fund that holds securities that trade primarily in overseas markets. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. The fair value assigned to a security may not represent the value that a Fund could obtain if it were to sell the security.

Minimums

	Initial	IRA	Additional
All Funds	$2,000	$500	$250

The Corporation may accept investments of smaller amounts under circumstances deemed appropriate. The Corporation reserves the right to change the minimum investment amounts without prior notice. A broker-dealer or other financial intermediary may require a higher minimum initial investment. All investments must be in U.S. dollars drawn on domestic banks. The Corporation will not accept money orders, travelers checks, bank checks, drafts, cashiers’ checks in amounts less than $10,000 or credit card checks. Third-party checks, except those payable to an existing shareholder, will not be accepted. In addition, the Funds will not accept cash, checks drawn on banks outside the U.S., starter checks, post-dated checks, post-dated on-line checks or any conditional order or payment. If your check does not clear, you will be responsible for any loss a Fund incurs such as a loss resulting from a change in NAV. You will also be charged $25 for every check returned unpaid.

The Funds have adopted an Anti-Money Laundering Compliance Program as required by the United Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT) and appointed an Anti-Money Laundering Officer to help the government fight the funding of terrorism and money laundering activities. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you is that when you open an account, the Funds’ transfer agent will ask you for your name, address, date of birth, taxpayer identification number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. The transfer agent may also ask to see your driver’s license or other identification documents, and may consult third-party databases to help verify your identity. If the transfer agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the transfer agent reserves the right to close your account or take any other action it deems reasonable or required by law.

Automatic Investment Plan ($100 minimum)

Once your account has been opened with the initial minimum investment you may make additional purchases at regular intervals through the Automatic Investment Plan (“AIP”). The AIP provides a convenient method to have monies deducted from your bank account for investment into a Fund, on a monthly, bi-monthly, quarterly or semi-annual basis (if your AIP falls on a weekend or holiday, it will be processed on the following business day). In order to participate in the AIP, each purchase must be in the amount of $100 or more and your financial institution must be a member of the Automated Clearing House (“ACH”) network. If your financial institution rejects your payment, the Fund’s transfer agent will charge a $25 fee to your Fund account. To begin participating in the AIP, please complete the AIP section on the account application or call the Fund’s transfer agent at (800) 248-4486 for additional information. Any request to change or terminate your AIP should be submitted to the transfer agent at least five business days prior to the effective date of the next transaction.

Selling Shares

You may sell shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the Fund’s transfer agent or a dealer, broker or other service provider. Any certificates representing Fund shares being sold must be returned with your redemption request. Your order will be processed promptly, and you will generally receive the proceeds within a week.

Before selling recently purchased shares, please note that if a Fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to fifteen calendar days from the purchase date or until payment is collected, whichever is earlier.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Signature Guarantees

Some circumstances require written sell orders, along with signature guarantees. These include:

•	amounts in excess of $100,000

•	amounts of $1,000 or more on accounts whose address has been changed within the last 30 calendar days

•	requests to send the proceeds to a payee, address or a bank account different than what is on our records

•	if ownership is changed on your account

•	written requests to wire redemptions proceeds (if not previously authorized on the account)

Non-financial transactions, including establishing or modifying services on an account, may require signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution.

The Funds and/or the transfer agent reserve the right to waive or require any signature guarantee based on the circumstances relative to the particular situation.

A signature guarantee helps protect against fraud. You can obtain one from most banks, securities dealers, credit unions or savings associations but not from a notary public. Please call (800) 248-4486 to ensure that your signature guarantee will be processed correctly.

Exchanging Shares

You can exchange from Class I or Class N shares of one Fund into the same Class of another Fund, provided that your investment meets the minimum initial investment and any other requirements of the same Class of the other Fund and that the shares of the same Class of the other Fund are eligible for sale in your state of residence. Further information about conversion of shares between classes of the same Fund may be found in the Funds’ SAI. You can request your exchange in writing or by phone. Be sure to read the current prospectus for any Fund into which you are exchanging. Any new account established through an exchange will have the same privileges as your original account (as long as they are available).

You may also exchange the shares of any Fund you own for shares of Fidelity Prime Money Market Portfolio, which is an unaffiliated, separately managed, money market mutual fund, or exchange shares of Fidelity Prime Money Market Portfolio for shares of any Fund. You should read the Fidelity Prime Money Market Portfolio prospectus prior to investing in that fund. You can obtain a prospectus for the Fidelity Prime Money Market Portfolio by calling (800) 386-3829 or by visiting our website at www.tcw.com.

Third Party Transactions

You may buy and redeem a Fund’s shares through certain broker-dealers and financial organizations and their authorized intermediaries. If purchases and redemptions of a Fund’s shares are arranged and settlement is made at an investor’s election through a registered broker-dealer, other than the Fund’s distributor, that broker-dealer may, at its discretion, charge a fee for that service.

Account Statements

Every Fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Household Mailings

Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the Funds. You may also receive proxy statements for a Fund. In order to reduce the volume of mail you receive, when possible and unless the Corporation receives contrary instructions, only one copy of these documents will be sent to those addresses shared by two or more accounts. You may write the Corporation at 865 South Figueroa Street, Los Angeles, California 90017 or telephone it at 1-800-386-3829 to request individual copies of documents or to request a single copy of documents if receiving duplicate copies. The Corporation will begin sending a household single or multiple copies, as requested, as soon as practicable after receiving the request.

General Policies

If your non-retirement account in a Fund falls below $2,000 as a result of redemptions and or exchanges for six months or more, the Fund may close your account and send you the proceeds upon 60 days’ written notice.

Unless you decline telephone privileges on your New Account Form, you may be responsible for any fraudulent telephone order as long as the Funds’ transfer agent takes reasonable measures to verify the order. Reasonable measures include a requirement for a caller to provide certain personal identifying information. If an account of a Fund has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

Each Fund also reserves the right to make a “redemption in kind” — payment in portfolio securities rather than cash — if the amount you are redeeming in any 90-day period is large enough to affect Fund operations (for example, if it equals more than $250,000 or represents more than 1% of a Fund’s assets). If your shares are redeemed in kind you will incur transaction costs upon disposition of the securities received in the distribution.

Any undeliverable dividend checks or dividend checks that remain uncashed for six months will be cancelled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

Trading Limits

The Funds are not intended to serve as vehicles for frequent trading activity because such trading may disrupt management of the Funds. In addition, such trading activity can increase expenses as a result of increased trading and transaction costs, forced and unplanned portfolio turnover, lost opportunity costs, and large asset swings that decrease the Funds’ ability to provide maximum investment returns to all shareholders. In addition, certain trading activity that attempts to take advantage of inefficiencies in the valuation of the Funds’ securities holdings may dilute the interests of the remaining shareholders. This in turn can have an adverse effect on the Funds’ performance.

Accordingly, the Board of Directors has adopted the following policies and procedures with respect to frequent purchases and redemptions of Fund shares by shareholders. Each Fund reserves the right to refuse any purchase or exchange request that could adversely affect the Fund or its operations, including those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading. If a purchase or exchange order with respect to a Fund is rejected, the potential investor will not benefit from any subsequent increase in the net asset value of the Fund.

For all U.S. Fixed Income Funds (as shown on the cover of this Prospectus), TCW Emerging Markets Income Fund, TCW Emerging Markets Local Currency Fund and TCW Emerging Markets Multi-Asset Opportunities Fund future purchases into a Fund may be barred if a shareholder effects more than two round trips in shares of that Fund (meaning exchanges or redemptions following a purchase) in excess of certain de minimis limits within a 30-day period. Shareholders effecting a round trip transaction in shares of a Fund in excess of the relevant de minimis threshold more than once within the above-referenced 30-day period may receive a communication from the Fund warning that the shareholder is in danger of violating the Corporation’s frequent trading policy.

For all other Funds, future purchases into a Fund may be barred if a shareholder effects a round trip in shares of that Fund (meaning exchanges or redemptions following a purchase) in excess of certain de minimis limits within a 30-day period.

Exceptions to these trading limits may be made only upon approval of the Corporation’s Chief Compliance Officer or Fund Operations Officer, and such exceptions are reported to the Board of Directors on a quarterly basis.

This policy may be revised from time to time by the officers of the Corporation in consultation with the Board of Directors without prior notice.

These restrictions do not apply to the Fidelity Prime Money Market Portfolio, to certain asset allocation programs (including mutual funds that invest in other mutual funds for asset allocation purposes, and not for short-term trading), to omnibus accounts (except to the extent noted in the next paragraph) maintained by brokers and other financial intermediaries (including 401(k) or other group retirement accounts, although restrictions on Fund share transactions comparable to those set forth in the previous paragraphs have been applied to the Advisor’s retirement savings program), and to involuntary transactions and automatic investment programs, such as dividend reinvestment or transactions pursuant to the Funds’ systematic investment or withdrawal program.

In an attempt to detect and deter excessive trading in omnibus accounts, the Corporation or its agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. The Funds’ ability to impose restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries. The Corporation, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or that may be made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity.

In addition, the Corporation reserves the right to:

•	change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions, to the extent permitted under applicable SEC rules; and

•	delay sending out redemption proceeds for up to seven days (generally only applies in cases of large redemptions, excessive trading or during unusual market conditions).

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT
In Writing	(Same, except that you should include the stub that is attached to your account statement that you receive after each transaction or a note specifying the Fund name, your account number, and the name(s) your account is registered in.)
Complete the New Account Form. Mail your New Account Form and a check made payable to (Name of Fund) to:
Via Regular Mail
TCW Funds, Inc. c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701
Via Express, Registered or Certified Mail
TCW Funds, Inc. c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, 3rd Floor Milwaukee, WI 53202
By Telephone	Before sending your fed wire, please call the Funds’ transfer agent at (800) 248-4486 to advise them of the wire. This will ensure prompt and accurate credit to your account upon receipt of the fed wire. Wired funds must be received prior to 4:00 p.m. Eastern time to receive same day pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Please contact the Investor Relations Department at

(800) FUND TCW (386-3829) for a New Account Form. The Funds’ transfer agent will not establish a new account funded by fed wire unless a completed application is received prior to its receipt of the fed wire.

Wire: Have your bank send your investment to:

U.S. Bank, N.A.

777 E. Wisconsin Avenue

Milwaukee, WI 53202

ABA No. 075000022

Credit: U.S. Bancorp Fund Services LLC

Account No. 182380074993

Further Credit: (Name of Fund)

(Name on the Fund Account)

(Fund Account Number)

Via Exchange

Call the Funds’ transfer agent at (800) 248-4486. The new account will have the same registration as the account from which you are exchanging.

If you need help completing the New Account Form, please call the Funds’ transfer agent at (800) 248-4486.

TO SELL OR EXCHANGE SHARES
By Mail

Write a letter of instruction that includes:

•  your name(s) and signature(s) as they appear on the account form

•  your account number

•  the Fund name

•  the dollar amount you want to sell or exchange

•  how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see “Your Investment — Account Policies and Services — Selling Shares”).

Mail your letter of instruction to:

Via Regular Mail TCW Funds, Inc. c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701

Via Express, Registered or Certified Mail TCW Funds, Inc. c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, 3rd Floor Milwaukee, WI 53202
By Telephone

Be sure the Funds have your bank account information on file. Call the Funds’ transfer agent at (800) 248-4486 to request your transaction. Proceeds will be sent electronically to your bank or a check will be sent to the address of record.

Telephone redemption requests must be for a minimum of $1,000.

Systematic Withdrawal Plan: As another convenience, you may redeem shares through the systematic withdrawal plan. Call the Funds’ transfer agent at (800) 248-4486 to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Under the plan, you may choose to receive a specified dollar amount generated from the redemption of shares in your account on a monthly, quarterly or annual basis. In order to participate in the plan, your account balance must be at least $2,000 and there must be a minimum annual withdrawal of $500. If you elect this redemption method, the Funds will send a check to your address of record, or will send the payment via electronic funds transfer through the Automated Clearing House (“ACH”) network, directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be on file with the Fund. The plan may be terminated by the Funds at any time.

You may elect to terminate your participation in the plan at any time by contacting the Funds’ transfer agent 5 days prior to the effective date.

To reach the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC, call:

Toll free in the U.S. (800) 248-4486

Outside the U.S. (414) 765-4124 (collect)

Distributions and Taxes

The amount of dividends of net investment income and distributions of net realized long and short-term capital gains payable to shareholders will be determined separately for each Fund class. Dividends and distributions are paid separately for each class of shares. The dividends and distributions paid on Class I shares will generally be higher than those paid on Class N shares since Class N shares normally have higher expenses than Class I shares. Dividends from the net investment income of each Fund will be declared and paid annually except for the TCW Relative Value Dividend Appreciation Fund, TCW Enhanced Commodity Strategy Fund, TCW High Dividend Equities Fund and TCW Global Real Estate Fund, which will declare and pay dividends quarterly, and the TCW Emerging Markets Local Currency Income, TCW Emerging Markets Income, TCW Core Fixed Income, TCW High Yield Bond, TCW Short Term Bond, TCW Total Return Bond and TCW Global Bond Funds, which will declare and pay dividends monthly. The Funds will distribute any net realized long or short-term capital gains at least annually. Your distributions from a Fund will be reinvested in the Fund unless you instruct the Fund otherwise in writing or by telephone. There are no fees or sales charges on reinvestments. You may request distributions be paid by check. Any undeliverable dividend checks or dividend checks that remain uncashed for six months will be cancelled and will be reinvested in the Fund at the per share net asset value determined at the date of cancellation.

Distributions of a Fund’s investment company taxable income (which include, but are not limited to, interest dividends and net short-term capital gains), if any, are generally taxable to the Fund’s shareholders as ordinary income. To the extent that a Fund’s ordinary income distributions consist of “qualified dividend” income, such income may be subject to tax at the reduced rate of tax applicable to non-corporate shareholders for net long-term capital gains, if certain holding period requirements have been satisfied by the Fund and the shareholders. Dividends received by the Fund from a REIT and from certain foreign corporations generally will not constitute qualified dividend income.

Distributions of net capital gains (net long-term capital gains less net short-term capital loss) are generally taxable as long-term capital gains regardless of the length of time a shareholder has owned shares of a Fund. Generally, the maximum individual rate applicable to “qualified dividend income” and long-term capital gains is 20%.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

An investor will be taxed in the same manner whether you receive your distributions (from investment company taxable income or net capital gains) in cash or reinvest them in additional shares of a Fund.

Shareholders who sell or redeem shares generally will have a capital gain or loss from the sale or redemption. The amount of gain or loss and the applicable rate of tax will depend generally on the amount paid for the shares, the amount received from the sale or redemption, and how long the shares were held by a shareholder.

A Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. In general, a Fund may deduct these taxes in computing its taxable income. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to treat a proportionate amount of certain foreign taxes paid by it as a distribution to each shareholder, which would (subject to applicable limitations) generally permit each shareholder (1) to credit this amount or (2) to deduct this amount for purposes of computing its U.S. federal income tax liability. This will be reported by a Fund on Form 1099-DIV annually, if applicable.

A Fund’s transactions in derivatives (such as futures contracts, swaps and covered call options) will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. A Fund’s use of derivatives may result in the Fund realizing more short-term capital gains and ordinary income subject to tax at ordinary income tax rates than it would if it did not use derivatives.

The Funds may be required to withhold U.S. federal income tax (currently, at a rate of 28%) on all distributions to shareholders if they fail to provide the Funds with their correct taxpayer identification number or to make required certifications, or if they have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against U.S. federal income tax liability.

Foreign shareholders may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from the Funds (and, under certain circumstances, at the rate of 35% on certain capital gain dividends and other dividends), as discussed in more detail in the SAI.

Shareholders will be advised annually as to the federal tax status of distributions made by a Fund for the preceding calendar year. Distributions by a Fund may also be subject to state and local taxes. Additional tax information may be found in the SAI. This section is not intended to be a full discussion of tax laws and the effect of such laws on you. There may be other federal, state, or local tax considerations applicable to a particular investor. You are urged to consult your own tax advisor.

TCW Enhanced Commodity Strategy Fund

The TCW Enhanced Commodity Strategy Fund must derive at least 90% of its gross income from certain qualifying sources of income in order to qualify as a regulated investment company under the Code. The IRS issued Revenue Ruling 2006-1 which concluded that income and gains from certain commodity-linked derivatives is not qualifying income under Subchapter M of the Code. As a result, the TCW Enhanced Commodity Strategy Fund’s ability to invest directly in commodity-linked swaps as part of its investment strategy is limited by the requirement that it receive no more than 10% of its gross income from such investments.

However, in Revenue Ruling 2006-31, the IRS indicated that income from alternative investment instruments (such as certain structured notes) that create commodity exposure may be considered qualifying income under the Code. The IRS subsequently issued private letter rulings to other taxpayers in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income and that income derived from a fund’s investment in a controlled foreign corporation (“CFC”) also will constitute qualifying income to the fund, even if the CFC itself owns commodity-linked swaps. The TCW Enhanced Commodity Strategy Fund seeks to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in the Subsidiary. The TCW Enhanced Commodity Strategy Fund has received a private letter ruling from the IRS confirming that income from the TCW Enhanced Commodity Strategy Fund’s investment in the Subsidiary and income derived from certain commodity index-linked notes will constitute “qualifying income” for purposes of Subchapter M.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity- linked notes, other commodity-linked derivatives, and the TCW Enhanced Commodity Strategy Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the TCW Enhanced Commodity Strategy Fund’s taxable income or any distributions made by the TCW Enhanced Commodity Strategy Fund or result in the inability of the TCW Enhanced Commodity Strategy Fund to operate as described in this Prospectus and the SAI.

A foreign corporation, such as the Subsidiary, generally is not subject to U.S. federal income taxation on its business income unless it is engaged in, or deemed to be engaged in, a U.S. trade or business. The Fund expects that the Subsidiary will conduct its activities so as to satisfy the requirements of a safe-harbor set forth in the Code, under which the Subsidiary may engage in certain commodity-related investments without being treated as engaged in a U.S. trade or business. However, if the Subsidiary’s activities were determined not to be of the type described in the safe harbor, its activities may be subject to U.S. federal income taxation.

A foreign corporation, such as the Subsidiary, that does not conduct a U.S. trade or business is nonetheless subject to a U.S. withholding tax at a flat 30% rate (or lower treaty rate) on certain U.S. source gross income. No tax treaty is in force between the United States and the Cayman Islands that would reduce the 30% rate of withholding tax. However, the Fund does not expect that the Subsidiary will derive income subject to U.S. withholding taxes.

The Subsidiary will be treated as a CFC for U.S. federal income tax purposes. As a result, the TCW Enhanced Commodity Strategy Fund must include in gross income for such purposes all of the Subsidiary’s “subpart F” income when the Subsidiary recognizes that income, whether or not the Subsidiary distributes such income to the TCW Enhanced Commodity Strategy Fund. The Fund expects that all of the Subsidiary’s income will be subpart F income. The TCW

Enhanced Commodity Strategy Fund’s tax basis in the Subsidiary will be increased as a result of the TCW Enhanced Commodity Strategy Fund’s recognition of the Subsidiary’s subpart F income. The TCW Enhanced Commodity Strategy Fund will not be taxed on distributions received from the Subsidiary to the extent of the Subsidiary’s previously-undistributed subpart F income although its tax basis in the Subsidiary will be decreased by such amount. All subpart F income will be taxed as ordinary income, regardless of the nature of the transactions that generate it. Subpart F income does not qualify for treatment as qualified dividend income. If the Subsidiary recognizes a net loss, the net loss will not be available to offset income recognized by the TCW Enhanced Commodity Strategy Fund.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI. Currently, disclosure of the Funds’ portfolio holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to shareholders and in the quarterly holdings report on Form N-Q. The SAI and Form N-Q are available, free of charge, on the EDGAR Database on the SEC’s website at www.sec.gov. The annual reports, semi-annual reports, Form N-Q and SAI for each Fund are also available by contacting the Funds at 1-800-FUND TCW (1-800-386-3829) and on the Corporation’s website at www.tcw.com.

Financial Highlights

The following financial highlights tables are intended to help you understand each Fund’s financial performance for the fiscal years or periods indicated. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and other distributions). The information presented in the tables has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request. Funds that do not have information set forth below had not commenced operations as of October 31, 2014.

Financial Highlights

TCW Concentrated Value Fund

Class I

	Year Ended October 31,
	2014	2013	2012	2011	2010
Net Asset Value per Share, Beginning of Year	$16.02	$12.20	$10.83	$10.99	$9.98

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.09	0.08	0.05	0.04	0.03
Net Realized and Unrealized Gain (Loss) on Investments	3.34	3.86	1.36	(0.17)	1.07

Total from Investment Operations	3.43	3.94	1.41	(0.13)	1.10

Less Distributions:
Distributions from Net Investment Income	(0.08)	(0.12)	(0.04)	(0.03)	(0.09)

Net Asset Value per Share, End of Year	$19.37	$16.02	$12.20	$10.83	$10.99

Total Return	21.46%	32.67%	12.94%	(1.23)%	11.05%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$9,970	$7,628	$7,007	$22,496	$34,285
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.60%	1.95%	1.19%	0.96%	0.91%
After Expense Reimbursement	1.11%	1.14%	1.19%	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	0.52%	0.56%	0.43%	0.31%	0.32%
Portfolio Turnover Rate	39.65%	39.65%	24.99%	38.18%	53.50%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Concentrated Value Fund

Class N

	Year Ended October 31,
	2014	2013	2012	2011		2010
Net Asset Value per Share, Beginning of Year	$15.85	$12.11	$10.71	$10.95		$9.94

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.09	0.08	0.05	0.00	(2)	0.01
Net Realized and Unrealized Gain (Loss) on Investments	3.31	3.82	1.35	(0.24)		1.05

Total from Investment Operations	3.40	3.90	1.40	(0.24)		1.06

Less Distributions:
Distributions from Net Investment Income	(0.08)	(0.16)	—	(0.00	)(2)	(0.05)

Net Asset Value per Share, End of Year	$19.17	$15.85	$12.11	$10.71		$10.95

Total Return	21.50%	32.61%	13.07%	(2.19)%		10.71%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$1,804	$921	$861	$861		$30,786
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	3.66%	4.15%	3.29%	1.18%		1.17%
After Expense Reimbursement	1.11%	1.14%	1.18%	N/A		N/A
Ratio of Net Investment Income to Average Net Assets	0.50%	0.58%	0.45%	0.01%		0.05%
Portfolio Turnover Rate	39.65%	39.65%	24.99%	38.18%		53.50%

(1)	Computed using average shares outstanding throughout the period.

(2)	Amount rounds to less than $0.01 per share.

Financial Highlights

TCW Growth Equities Fund

Class I

	Year Ended October 31,
	2014	2013	2012	2011	2010
Net Asset Value per Share, Beginning of Year	$18.86	$13.87	$14.66	$13.95	$10.87

Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.08)	(0.05)	(0.08)	(0.11)	(0.09)
Net Realized and Unrealized Gain (Loss) on Investments	1.32	5.24	(0.15)	0.82	3.17

Total from Investment Operations	1.24	5.19	(0.23)	0.71	3.08

Less Distributions:
Distributions from Net Investment Income	—	(0.02)	—	—	—
Distributions from Net Realized Gain	(7.00)	(0.18)	(0.56)	—	—

Total Distributions	(7.00)	(0.20)	(0.56)	—	—

Net Asset Value per Share, End of Year	$13.10	$18.86	$13.87	$14.66	$13.95

Total Return	7.06%	37.96%	(1.43)%	5.09%	28.33%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$21,863	$23,891	$66,951	$91,091	$101,943
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.42%	1.32%	1.21%	1.20%	1.27%
After Expense Reimbursement	1.20%	1.20%	1.20%	1.20%	N/A
Ratio of Net Investment Loss to Average Net Assets	(0.61)%	(0.35)%	(0.54)%	(0.72)%	(0.67)%
Portfolio Turnover Rate	49.03%	78.65%	48.75%	50.74%	71.30%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Growth Equities Fund

Class N

	Year Ended October 31,
	2014	2013	2012	2011	2010
Net Asset Value per Share, Beginning of Year	$18.79	$13.82	$14.61	$13.90	$10.84

Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.08)	(0.06)	(0.08)	(0.11)	(0.09)
Net Realized and Unrealized Gain (Loss) on Investments	1.30	5.23	(0.15)	0.82	3.15

Total from Investment Operations	1.22	5.17	(0.23)	0.71	3.06

Less Distributions:
Distributions from Net Investment Income	—	(0.02)	—	—	—
Distributions from Net Realized Gain	(7.00)	(0.18)	(0.56)	—	—

Total Distributions	(7.00)	(0.20)	(0.56)	—	—

Net Asset Value per Share, End of Year	$13.01	$18.79	$13.82	$14.61	$13.90

Total Return	7.02%	37.93%	(1.44)%	5.11%	28.23%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$5,335	$6,366	$9,865	$9,493	$10,542
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	2.01%	1.93%	1.73%	1.73%	2.03%
After Expense Reimbursement	1.20%	1.20%	1.20%	1.20%	1.32%
Ratio of Net Investment Loss to Average Net Assets	(0.61)%	(0.36)%	(0.53)%	(0.73)%	(0.69)%
Portfolio Turnover Rate	49.03%	78.65%	48.75%	50.74%	71.30%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Relative Value Dividend Appreciation Fund(1)

Class I

	Year Ended October 31,
	2014	2013	2012	2011	2010
Net Asset Value per Share, Beginning of Year	$15.11	$11.77	$10.18	$9.60	$8.28

Income (Loss) from Investment Operations:
Net Investment Income(2)	0.27	0.25	0.22	0.18	0.18
Net Realized and Unrealized Gain on Investments	1.61	3.36	1.60	0.59	1.31

Total from Investment Operations	1.88	3.61	1.82	0.77	1.49

Less Distributions:
Distributions from Net Investment Income	(0.28)	(0.27)	(0.23)	(0.19)	(0.17)

Net Asset Value per Share, End of Year	$16.71	$15.11	$11.77	$10.18	$9.60

Total Return	12.49%	31.06%	18.03%	8.05%	18.13%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$195,400	$176,226	$99,787	$54,367	$57,797
Ratio of Expenses to Average Net Assets	0.86%	0.82%	0.85%	0.86%	0.90%
Ratio of Net Investment Income to Average Net Assets	1.67%	1.86%	1.95%	1.76%	1.95%
Portfolio Turnover Rate	17.33%	18.37%	23.15%	37.51%	25.77%

(1)	Formerly TCW Dividend Focused Fund.

(2)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Relative Value Dividend Appreciation Fund(1)

Class N

	Year Ended October 31,
	2014	2013	2012	2011	2010
Net Asset Value per Share, Beginning of Year	$15.34	$11.92	$10.29	$9.68	$8.36

Income (Loss) from Investment Operations:
Net Investment Income(2)	0.23	0.22	0.19	0.15	0.15
Net Realized and Unrealized Gain on Investments	1.63	3.41	1.62	0.60	1.31

Total from Investment Operations	1.86	3.63	1.81	0.75	1.46

Less Distributions:
Distributions from Net Investment Income	(0.21)	(0.21)	(0.18)	(0.14)	(0.14)

Net Asset Value per Share, End of Year	$16.99	$15.34	$11.92	$10.29	$9.68

Total Return	12.19%	30.71%	17.68%	7.73%	17.66%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$970,397	$887,435	$601,397	$514,153	$550,305
Ratio of Expenses to Average Net Assets	1.14%	1.11%	1.14%	1.17%	1.20%
Ratio of Net Investment Income to Average Net Assets	1.40%	1.60%	1.70%	1.45%	1.68%
Portfolio Turnover Rate	17.33%	18.37%	23.15%	37.51%	25.77%

(1)	Formerly TCW Dividend Focused Fund.

(2)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Relative Value Large Cap Fund

Class I

	Year Ended October 31,
	2014	2013	2012	2011	2010
Net Asset Value per Share, Beginning of Year	$19.47	$14.91	$13.05	$12.42	$11.06

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.21	0.19	0.16	0.12	0.13
Net Realized and Unrealized Gain on Investments	2.65	4.53	1.82	0.65	1.41

Total from Investment Operations	2.86	4.72	1.98	0.77	1.54

Less Distributions:
Distributions from Net Investment Income	(0.24)	(0.16)	(0.12)	(0.14)	(0.18)

Net Asset Value per Share, End of Year	$22.09	$19.47	$14.91	$13.05	$12.42

Total Return	14.79%	31.99%	15.33%	6.16%	14.14%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$700,484	$543,669	$741,996	$396,729	$373,921
Ratio of Expenses to Average Net Assets	0.88%	0.87%	0.89%	0.92%	1.07%
Ratio of Net Investment Income to Average Net Assets	1.02%	1.13%	1.14%	0.90%	1.14%
Portfolio Turnover Rate	18.77%	37.33%	19.71%	26.76%	34.49%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Relative Value Large Cap Fund

Class N

	Year Ended October 31,
	2014	2013	2012	2011	2010
Net Asset Value per Share, Beginning of Year	$19.44	$14.89	$13.00	$12.38	$11.03

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.16	0.15	0.13	0.09	0.12
Net Realized and Unrealized Gain on Investments	2.65	4.52	1.83	0.64	1.40

Total from Investment Operations	2.81	4.67	1.96	0.73	1.52

Less Distributions:
Distributions from Net Investment Income	(0.21)	(0.12)	(0.07)	(0.11)	(0.17)

Net Asset Value per Share, End of Year	$22.04	$19.44	$14.89	$13.00	$12.38

Total Return	14.52%	31.64%	15.11%	5.88%	13.96%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$29,589	$75,450	$50,212	$50,341	$67,688
Ratio of Expenses to Average Net Assets	1.12%	1.13%	1.14%	1.18%	1.19%
Ratio of Net Investment Income to Average Net Assets	0.77%	0.83%	0.92%	0.65%	1.06%
Portfolio Turnover Rate	18.77%	37.33%	19.71%	26.76%	34.49%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Relative Value Mid Cap Fund(1)

Class I

	Year Ended October 31,
	2014	2013	2012	2011	2010
Net Asset Value per Share, Beginning of Year	$26.56	$20.10	$17.43	$16.94	$14.12

Income (Loss) from Investment Operations:
Net Investment Income(2)	0.13	0.16	0.15	0.12	0.11
Net Realized and Unrealized Gain on Investments	2.70	6.48	2.63	0.51	2.81

Total from Investment Operations	2.83	6.64	2.78	0.63	2.92

Less Distributions:
Distributions from Net Investment Income	(0.14)	(0.17)	(0.11)	(0.14)	(0.10)
Distributions from Net Realized Gain	(2.63)	(0.01)	—	—	—

Total Distributions	(2.77)	(0.18)	(0.11)	(0.14)	(0.10)

Net Asset Value per Share, End of Year	$26.62	$26.56	$20.10	$17.43	$16.94

Total Return	11.09%	33.30%	16.04%	3.67%	20.78%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$114,823	$118,138	$95,698	$99,211	$152,391
Ratio of Expenses to Average Net Assets	0.95%	0.94%	1.01%	0.99%	1.00%
Ratio of Net Investment Income to Average Net Assets	0.49%	0.68%	0.79%	0.66%	0.68%
Portfolio Turnover Rate	21.67%	28.91%	32.87%	89.67%	61.51%

(1)	Formerly TCW Value Opportunities Fund.

(2)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Relative Value Mid Cap Fund(1)

Class N

	Year Ended October 31,
	2014	2013	2012	2011	2010
Net Asset Value per Share, Beginning of Year	$26.07	$19.74	$17.06	$16.61	$13.85

Income (Loss) from Investment Operations:
Net Investment Income(2)	0.06	0.09	0.10	0.05	0.05
Net Realized and Unrealized Gain on Investments	2.65	6.37	2.59	0.50	2.77

Total from Investment Operations	2.71	6.46	2.69	0.55	2.82

Less Distributions:
Distributions from Net Investment Income	(0.07)	(0.12)	(0.01)	(0.10)	(0.06)
Distributions from Net Realized Gain	(2.63)	(0.01)	—	—	—

Total Distributions	(2.70)	(0.13)	(0.01)	(0.10)	(0.06)

Net Asset Value per Share, End of Year	$26.08	$26.07	$19.74	$17.06	$16.61

Total Return	10.80%	32.90%	15.75%	3.26%	20.42%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$28,458	$36,875	$32,292	$33,247	$54,041
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.27%	1.32%	1.40%	1.48%	1.41%
After Expense Reimbursement	1.20%	1.23%	1.27%	1.35%	1.34%
Ratio of Net Investment Income to Average Net Assets	0.23%	0.40%	0.53%	0.27%	0.31%
Portfolio Turnover Rate	21.67%	28.91%	32.87%	89.67%	61.51%

(1)	Formerly TCW Value Opportunities Fund.

(2)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Select Equities Fund

Class I

	Year Ended October 31,
	2014		2013	2012		2011	2010
Net Asset Value per Share, Beginning of Year	$24.84		$19.81	$18.17		$16.18	$13.45

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.03)		0.03	(0.00	)(2)	(0.04)	(0.03)
Net Realized and Unrealized Gain on Investments	2.71		5.34	1.86		2.03	2.76

Total from Investment Operations	2.68		5.37	1.86		1.99	2.73

Less Distributions:
Distributions from Net Investment Income	(0.00	)(2)	(0.05)	—		—	—
Distributions from Net Realized Gain	(0.81)		(0.29)	(0.22)		—	—

Total Distributions	(0.81)		(0.34)	(0.22)		—	—

Net Asset Value per Share, End of Year	$26.71		$24.84	$19.81		$18.17	$16.18

Total Return	11.01%		27.53%	10.37%		12.30%	20.30%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$1,611,400		$1,325,609	$802,524		$432,203	$388,735
Ratio of Expenses to Average Net Assets	0.86%		0.83%	0.86%		0.90%	0.92%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.11)%		0.15%	(0.01)%		(0.23)%	(0.19)%
Portfolio Turnover Rate	25.79%		24.55%	19.74%		28.13%	23.75%

(1)	Computed using average shares outstanding throughout the period.

(2)	Amount rounds to less than $0.01 per share.

Financial Highlights

TCW Select Equities Fund

Class N

	Year Ended October 31,
	2014	2013	2012	2011	2010
Net Asset Value per Share, Beginning of Year	$23.59	$18.84	$17.34	$15.48	$12.92

Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.10)	(0.02)	(0.06)	(0.09)	(0.07)
Net Realized and Unrealized Gain on Investments	2.58	5.06	1.78	1.95	2.63

Total from Investment Operations	2.48	5.04	1.72	1.86	2.56

Less Distributions:
Distributions from Net Realized Gain	(0.81)	(0.29)	(0.22)	—	—

Net Asset Value per Share, End of Year	$25.26	$23.59	$18.84	$17.34	$15.48

Total Return	10.73%	27.14%	10.06%	12.02%	19.81%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$227,231	$378,026	$292,448	$182,151	$125,638
Ratio of Expenses to Average Net Assets	1.13%	1.10%	1.14%	1.20%	1.24%
Ratio of Net Investment Loss to Average Net Assets	(0.40)%	(0.10)%	(0.31)%	(0.55)%	(0.51)%
Portfolio Turnover Rate	25.79%	24.55%	19.74%	28.13%	23.75%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Small Cap Growth Fund

Class I

	Year Ended October 31,
	2014	2013	2012	2011	2010
Net Asset Value per Share, Beginning of Year	$35.69	$26.74	$27.84	$26.52	$21.18

Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.32)	(0.20)	(0.24)	(0.26)	(0.17)
Net Realized and Unrealized Gain (Loss) on Investments	2.93	9.15	(0.86)	1.58	5.51

Total from Investment Operations	2.61	8.95	(1.10)	1.32	5.34

Less Distributions:
Distributions from Net Realized Gain	(5.15)	—	—	—	—

Net Asset Value per Share, End of Year	$33.15	$35.69	$26.74	$27.84	$26.52

Total Return	7.22%	33.32%	(3.95)%	4.98%	25.21%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$140,438	$165,248	$828,435	$956,904	$584,581
Ratio of Expenses to Average Net Assets	1.20%	1.18%	1.16%	1.22%	1.19%
Ratio of Net Investment Loss to Average Net Assets	(0.97)%	(0.71)%	(0.89)%	(0.88)%	(0.71)%
Portfolio Turnover Rate	75.51%	84.46%	79.27%	93.47%	105.57%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Small Cap Growth Fund

Class N

	Year Ended October 31,
	2014	2013	2012	2011	2010
Net Asset Value per Share, Beginning of Year	$34.05	$25.60	$26.73	$25.53	$20.44

Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.37)	(0.29)	(0.31)	(0.32)	(0.23)
Net Realized and Unrealized Gain (Loss) on Investments	2.79	8.74	(0.82)	1.52	5.32

Total from Investment Operations	2.42	8.45	(1.13)	1.20	5.09

Less Distributions:
Distributions from Net Realized Gain	(5.15)	—	—	—	—

Net Asset Value per Share, End of Year	$31.32	$34.05	$25.60	$26.73	$25.53

Total Return	6.98%	32.85%	(4.23)%	4.70%	24.90%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$32,655	$121,038	$186,245	$237,982	$187,375
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.46%	1.47%	1.44%	1.49%	1.51%
After Expense Reimbursement	1.41%	1.46%	N/A	N/A	N/A
Ratio of Net Investment Loss to Average Net Assets	(1.17)%	(1.02)%	(1.16)%	(1.14)%	(0.97)%
Portfolio Turnover Rate	75.51%	84.46%	79.27%	93.47%	105.57%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW SMID Cap Growth Fund

Class I

	Year Ended October 31,			November 1, 2010 (Commencement of Operations) through October 31, 2011
	2014	2013	2012
Net Asset Value per Share, Beginning of Year	$14.34	$10.26	$10.42	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.11)	(0.09)	(0.08)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	0.78	4.17	(0.08)	0.52

Total from Investment Operations	0.67	4.08	(0.16)	0.42

Net Asset Value per Share, End of Year	$15.01	$14.34	$10.26	$10.42

Total Return	4.67%	39.77%	(1.54)%	4.20%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$28,598	$31,193	$22,084	$23,057
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.23%	1.34%	1.36%	2.16%
After Expense Reimbursement	1.20%	1.20%	1.20%	1.20%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.78)%	(0.72)%	(0.75)%	(0.96)%
Portfolio Turnover Rate	66.58%	72.89%	78.76%	89.56%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW SMID Cap Growth Fund

Class N

	Year Ended October 31,			November 1, 2010 (Commencement of Operations) through October 31, 2011
	2014	2013	2012
Net Asset Value per Share, Beginning of Year	$14.34	$10.27	$10.42	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.12)	(0.09)	(0.08)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	0.79	4.16	(0.07)	0.52

Total from Investment Operations	0.67	4.07	(0.15)	0.42

Net Asset Value per Share, End of Year	$15.01	$14.34	$10.27	$10.42

Total Return	4.67%	39.63%	(1.44)%	4.20%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$23,810	$22,968	$17,116	$22,927
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.51%	1.61%	1.64%	2.23%
After Expense Reimbursement	1.20%	1.20%	1.20%	1.20%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.79)%	(0.72)%	(0.76)%	(0.96)%
Portfolio Turnover Rate	66.58%	72.89%	78.76%	89.56%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Core Fixed Income Fund

Class I

	Year Ended October 31,
	2014	2013	2012	2011	2010
Net Asset Value per Share, Beginning of Year	$10.97	$11.34	$10.90	$11.01	$10.59

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.21	0.21	0.24	0.36	0.63
Net Realized and Unrealized Gain (Loss) on Investments	0.24	(0.27)	0.57	0.17	0.52

Total from Investment Operations	0.45	(0.06)	0.81	0.53	1.15

Less Distributions:
Distributions from Net Investment Income	(0.20)	(0.20)	(0.28)	(0.42)	(0.64)
Distributions from Net Realized Gain	—	(0.11)	(0.09)	(0.22)	(0.09)

Total Distributions	(0.20)	(0.31)	(0.37)	(0.64)	(0.73)

Net Asset Value per Share, End of Year	$11.22	$10.97	$11.34	$10.90	$11.01

Total Return	4.14%	(0.49)%	7.57%	5.06%	11.34%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$646,372	$589,911	$501,448	$264,366	$197,877
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.49%	0.48%	0.49%	0.55%	0.56%
After Expense Reimbursement	0.47%	0.44%	0.44%	0.44%	0.44%
Ratio of Net Investment Income to Average Net Assets	1.92%	1.89%	2.20%	3.35%	5.89%
Portfolio Turnover Rate	249.94%	197.42%	213.82%	280.49%	258.36%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Core Fixed Income Fund

Class N

	Year Ended October 31,
	2014	2013		2012	2011	2010
Net Asset Value per Share, Beginning of Year	$10.97	$11.34		$10.91	$11.03	$10.63

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.18	0.17		0.21	0.33	0.57
Net Realized and Unrealized Gain (Loss) on Investments	0.22	(0.25)		0.56	0.17	0.54

Total from Investment Operations	0.40	(0.08)		0.77	0.50	1.11

Less Distributions:
Distributions from Net Investment Income	(0.17)	(0.18)		(0.25)	(0.40)	(0.62)
Distributions from Net Realized Gain	—	(0.11)		(0.09)	(0.22)	(0.09)

Total Distributions	(0.17)	(0.29)		(0.34)	(0.62)	(0.71)

Net Asset Value per Share, End of Year	$11.20	$10.97		$11.34	$10.91	$11.03

Total Return	3.68%	(0.74)%		7.21%	4.76%	10.88%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$608,129	$698,223		$530,935	$207,882	$141,451
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.80%	0.77%		0.79%	0.85%	0.88%
After Expense Reimbursement	N/A	0.77	%(2)	0.78%	0.78%	0.78%
Ratio of Net Investment Income to Average Net Assets	1.59%	1.56%		1.86%	3.00%	5.32%
Portfolio Turnover Rate	249.94%	197.42%		213.82%	280.49%	258.36%

(1)	Computed using average shares outstanding throughout the period.

(2)	Reimbursement is less than 0.01%.

Consolidated Financial Highlights

TCW Enhanced Commodity Strategy Fund

Class I

	Year Ended October 31,			April 1, 2011 (Commencement of Operations) through October 31, 2011
	2014	2013	2012
Net Asset Value per Share, Beginning of Year	$7.61	$8.58	$8.73	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.10	0.16	0.16	0.08
Net Realized and Unrealized Loss on Investments	(0.39)	(0.92)	(0.11)	(1.26)

Total from Investment Operations	(0.29)	(0.76)	0.05	(1.18)

Less Distributions:
Distributions from Net Investment Income	(0.11)	(0.16)	(0.18)	(0.09)
Distributions from Net Realized Gain	(0.03)	(0.05)	(0.02)	—

Total Distributions	(0.14)	(0.21)	(0.20)	(0.09)

Net Asset Value per Share, End of Year	$7.18	$7.61	$8.58	$8.73

Total Return	(3.90)%	(9.05)%	0.55%	(11.80	)%(2)

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$1,934	$2,013	$2,218	$2,647
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	5.90%	5.67%	5.94%	5.54	%(3)
After Expense Reimbursement	0.70%	0.70%	0.70%	0.70	%(3)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.30%	2.01%	1.95%	1.51	%(3)
Portfolio Turnover Rate	4.13%	54.20%	9.39%	42.70	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period April 1, 2011 (Commencement of Operations) through October 31, 2011 and is not indicative of a full year’s operating results.

(3)	Annualized.

Consolidated Financial Highlights

TCW Enhanced Commodity Strategy Fund

Class N

	Year Ended October 31,			April 1, 2011 (Commencement of Operations) through October 31, 2011
	2014	2013	2012
Net Asset Value per Share, Beginning of Year	$7.61	$8.58	$8.73	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.10	0.16	0.16	0.08
Net Realized and Unrealized Loss on Investments	(0.39)	(0.92)	(0.11)	(1.26)

Total from Investment Operations	(0.29)	(0.76)	0.05	(1.18)

Less Distributions:
Distributions from Net Investment Income	(0.11)	(0.16)	(0.18)	(0.09)
Distributions from Net Realized Gain	(0.03)	(0.05)	(0.02)	—

Total Distributions	(0.14)	(0.21)	(0.20)	(0.09)

Net Asset Value per Share, End of Year	$7.18	$7.61	$8.58	$8.73

Total Return	(3.92)%	(9.05)%	0.55%	(11.80	)%(2)

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$1,546	$1,609	$1,773	$1,764
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	6.45%	6.14%	6.30%	5.95	%(3)
After Expense Reimbursement	0.73%	0.70%	0.70%	0.70	%(3)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.27%	2.01%	1.94%	1.50	%(3)
Portfolio Turnover Rate	4.13%	54.20%	9.39%	42.70	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period April 1, 2011 (Commencement of Operations) through October 31, 2011 and is not indicative of a full year’s operating results.

(3)	Annualized.

Financial Highlights

TCW Global Bond Fund

Class I

	Year Ended October 31,		December 1, 2011 (Commencement of Operations) through October 31, 2012
	2014	2013
Net Asset Value per Share, Beginning of Year	$10.45	$10.97	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.22	0.35	0.27
Net Realized and Unrealized Gain (Loss) on Investments	(0.20)	(0.40)	0.99

Total from Investment Operations	0.02	(0.05)	1.26

Less Distributions:
Distributions from Net Investment Income	(0.13)	(0.16)	(0.29)
Distributions from Net Realized Gain	(0.08)	(0.31)	—

Total Distributions	(0.21)	(0.47)	(0.29)

Net Asset Value per Share, End of Year	$10.26	$10.45	$10.97

Total Return	0.21%	(0.46)%	12.74	%(2)

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$8,138	$11,170	$11,253
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.39%	1.38%	1.42	%(3)
After Expense Reimbursement	1.12%	1.14%	1.15	%(3)
Ratio of Net Investment Income to Average Net Assets	2.11%	3.31%	2.80	%(3)
Portfolio Turnover Rate	125.54%	135.67%	165.46	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period December 1, 2011 (Commencement of Operations) through October 31, 2012 and is not indicative of a full year’s operating results.

(3)	Annualized.

Financial Highlights

TCW Global Bond Fund

Class N

	Year Ended October 31,		December 1, 2011 (Commencement of Operations) through October 31, 2012
	2014	2013
Net Asset Value per Share, Beginning of Year	$10.45	$10.97	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.22	0.35	0.27
Net Realized and Unrealized Gain (Loss) on Investments	(0.20)	(0.40)	0.99

Total from Investment Operations	0.02	(0.05)	1.26

Less Distributions:
Distributions from Net Investment Income	(0.13)	(0.16)	(0.29)
Distributions from Net Realized Gain	(0.08)	(0.31)	—

Total Distributions	(0.21)	(0.47)	(0.29)

Net Asset Value per Share, End of Year	$10.26	$10.45	$10.97

Total Return	0.21%	(0.46)%	12.74	%(2)

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$7,565	$11,746	$11,602
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.67%	1.62%	1.68	%(3)
After Expense Reimbursement	1.12%	1.14%	1.15	%(3)
Ratio of Net Investment Income to Average Net Assets	2.12%	3.30%	2.79	%(3)
Portfolio Turnover Rate	125.54%	135.67%	165.46	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period December 1, 2011 (Commencement of Operations) through October 31, 2012 and is not indicative of a full year’s operating results.

(3)	Annualized.

Financial Highlights

TCW High Yield Bond Fund

Class I

	Year Ended October 31,
	2014	2013	2012	2011	2010
Net Asset Value per Share, Beginning of Year	$6.33	$6.30	$5.99	$6.45	$5.93

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.29	0.33	0.33	0.44	0.52
Net Realized and Unrealized Gain (Loss) on Investments	0.04	0.06	0.37	(0.42)	0.51

Total from Investment Operations	0.33	0.39	0.70	0.02	1.03

Less Distributions:
Distributions from Net Investment Income	(0.31)	(0.36)	(0.37)	(0.48)	(0.51)
Distributions from Net Realized Gain	—	—	(0.02)	—	—

Total Distributions	(0.31)	(0.36)	(0.39)	(0.48)	(0.51)

Net Asset Value per Share, End of Year	$6.35	$6.33	$6.30	$5.99	$6.45

Total Return	5.25%	6.44%	12.03%	0.24%	18.18%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$20,649	$26,102	$35,006	$39,648	$76,897
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.90%	1.00%	1.14%	1.06%	0.96%
After Expense Reimbursement	0.53%	0.63%	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	4.60%	5.14%	5.39%	6.93%	8.49%
Portfolio Turnover Rate	145.14%	114.95%	111.02%	154.82%	176.77%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW High Yield Bond Fund

Class N

	Year Ended October 31,
	2014	2013	2012	2011	2010
Net Asset Value per Share, Beginning of Year	$6.37	$6.35	$6.02	$6.49	$5.94

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.28	0.32	0.33	0.45	0.51
Net Realized and Unrealized Gain (Loss) on Investments	0.05	0.06	0.38	(0.44)	0.52

Total from Investment Operations	0.33	0.38	0.71	0.01	1.03

Less Distributions:
Distributions from Net Investment Income	(0.29)	(0.36)	(0.36)	(0.48)	(0.48)
Distributions from Net Realized Gain	—	—	(0.02)	—	—

Total Distributions	(0.29)	(0.36)	(0.38)	(0.48)	(0.48)

Net Asset Value per Share, End of Year	$6.41	$6.37	$6.35	$6.02	$6.49

Total Return	5.24%	6.12%	12.11%	0.04%	17.86%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$12,555	$14,620	$20,498	$14,507	$47,485
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.39%	1.34%	1.51%	1.38%	1.27%
After Expense Reimbursement	0.78%	0.83%	1.17%	1.20%	1.20%
Ratio of Net Investment Income to Average Net Assets	4.30%	4.96%	5.34%	6.87%	8.22%
Portfolio Turnover Rate	145.14%	114.95%	111.02%	154.82%	176.77%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Short Term Bond Fund

Class I

	Year Ended October 31,
	2014	2013	2012	2011	2010
Net Asset Value per Share, Beginning of Year	$8.80	$8.85	$8.77	$8.94	$8.57

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.06	0.09	0.11	0.17	0.32
Net Realized and Unrealized Gain (Loss) on Investments	0.00 (2)	(0.03)	0.13	(0.09)	0.45

Total from Investment Operations	0.06	0.06	0.24	0.08	0.77

Less Distributions:
Distributions from Net Investment Income	(0.11)	(0.11)	(0.15)	(0.25)	(0.40)
Distributions from Return of Capital	—	—	(0.01)	—	—

Total Distributions	(0.11)	(0.11)	(0.16)	(0.25)	(0.40)

Net Asset Value per Share, End of Year	$8.75	$8.80	$8.85	$8.77	$8.94

Total Return	0.65%	0.67%	2.74%	0.84%	9.21%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$21,080	$15,202	$12,814	$6,874	$75,849
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.23%	1.33%	1.63%	0.84%	0.76%
After Expense Reimbursement	0.44%	0.44%	0.44%	0.44%	0.44%
Ratio of Net Investment Income to Average Net Assets	0.70%	1.01%	1.21%	1.96%	3.66%
Portfolio Turnover Rate	67.27%	71.48%	81.91%	57.84%	83.26%

(1)	Computed using average shares outstanding throughout the period.

(2)	Amount rounds to less than $0.01 per share.

Financial Highlights

TCW Total Return Bond Fund

Class I

	Year Ended October 31,
	2014	2013	2012	2011	2010
Net Asset Value per Share, Beginning of Year	$10.13	$10.27	$9.76	$10.37	$10.21

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.27	0.27	0.52	0.65	0.75
Net Realized and Unrealized Gain (Loss) on Investments	0.18	0.06	0.64	(0.31)	0.25

Total from Investment Operations	0.45	0.33	1.16	0.34	1.00

Less Distributions:
Distributions from Net Investment Income	(0.27)	(0.33)	(0.63)	(0.68)	(0.84)
Distributions from Net Realized Gain	—	—	(0.02)	(0.27)	—
Distributions from Return of Capital	—	(0.14)	—	—	—

Total Distributions	(0.27)	(0.47)	(0.65)	(0.95)	(0.84)

Net Asset Value per Share, End of Year	$10.31	$10.13	$10.27	$9.76	$10.37

Total Return	4.49%	3.26%	12.35%	3.44%	10.32%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$6,129,426	$5,085,781	$5,837,581	$3,256,269	$3,185,878
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.59%	0.57%	0.57%	0.60%	0.61%
After Expense Reimbursement	0.47%	0.44%	0.44%	0.44%	0.44%
Ratio of Net Investment Income to Average Net Assets	2.65%	2.60%	5.21%	6.48%	7.37%
Portfolio Turnover Rate	201.30%	190.79%	123.43%	141.33%	76.43%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Total Return Bond Fund

Class N

	Year Ended October 31,
	2014	2013	2012	2011	2010
Net Asset Value per Share, Beginning of Year	$10.45	$10.61	$10.09	$10.72	$10.55

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.25	0.24	0.52	0.64	0.73
Net Realized and Unrealized Gain (Loss) on Investments	0.19	0.07	0.65	(0.32)	0.27

Total from Investment Operations	0.44	0.31	1.17	0.32	1.00

Less Distributions:
Distributions from Net Investment Income	(0.25)	(0.33)	(0.63)	(0.68)	(0.83)
Distributions from Net Realized Gain	—	—	(0.02)	(0.27)	—
Distributions from Return of Capital	—	(0.14)	—	—	—

Total Distributions	(0.25)	(0.47)	(0.65)	(0.95)	(0.83)

Net Asset Value per Share, End of Year	$10.64	$10.45	$10.61	$10.09	$10.72

Total Return	4.24%	2.96%	12.03%	3.12%	10.00%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$2,177,160	$2,492,073	$2,342,406	$2,081,438	$2,211,097
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.87%	0.83%	0.83%	0.86%	0.88%
After Expense Reimbursement	0.77%	0.73%	0.73%	0.74%	0.74%
Ratio of Net Investment Income to Average Net Assets	2.36%	2.31%	5.02%	6.19%	6.98%
Portfolio Turnover Rate	201.30%	190.79%	123.43%	141.33%	76.43%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Emerging Markets Income Fund

Class I

	Year Ended October 31,
	2014	2013	2012	2011	2010
Net Asset Value per Share, Beginning of Year	$8.53	$9.30	$8.43	$8.84	$7.60

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.47	0.55	0.64	0.65	0.60
Net Realized and Unrealized Gain (Loss) on Investments	(0.01)	(0.59)	0.75	(0.36)	1.19

Total from Investment Operations	0.46	(0.04)	1.39	0.29	1.79

Less Distributions:
Distributions from Net Investment Income	(0.42)	(0.44)	(0.52)	(0.59)	(0.54)
Distributions from Net Realized Gain	—	(0.22)	—	(0.11)	(0.01)
Distributions from Return of Capital	—	(0.07)	—	—	—

Total Distributions	(0.42)	(0.73)	(0.52)	(0.70)	(0.55)

Net Asset Value per Share, End of Year	$8.57	$8.53	$9.30	$8.43	$8.84

Total Return	5.52%	(0.68)%	16.99%	3.35%	24.44%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$4,602,207	$4,260,067	$4,223,485	$1,861,675	$622,371
Ratio of Expenses to Average Net Assets	0.85%	0.83%	0.84%	0.87%	0.92%
Ratio of Net Investment Income to Average Net Assets	5.44%	6.09%	7.24%	7.49%	7.22%
Portfolio Turnover Rate	165.55%	150.21%	174.98%	137.87%	172.75%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Emerging Markets Income Fund

Class N

	Year Ended October 31,
	2014	2013	2012	2011	2010
Net Asset Value per Share, Beginning of Year	$11.01	$11.93	$10.81	$11.31	$9.72

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.57	0.68	0.81	0.80	0.74
Net Realized and Unrealized Gain (Loss) on Investments	(0.02)	(0.76)	0.93	(0.45)	1.52

Total from Investment Operations	0.55	(0.08)	1.74	0.35	2.26

Less Distributions:
Distributions from Net Investment Income	(0.51)	(0.53)	(0.62)	(0.74)	(0.66)
Distributions from Net Realized Gain	—	(0.22)	—	(0.11)	(0.01)
Distributions from Return of Capital	—	(0.09)	—	—	—

Total Distributions	(0.51)	(0.84)	(0.62)	(0.85)	(0.67)

Net Asset Value per Share, End of Year	$11.05	$11.01	$11.93	$10.81	$11.31

Total Return	5.11%	(0.86)%	16.64%	3.13%	24.03%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$782,384	$1,419,298	$1,286,033	$975,772	$498,489
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.13%	1.10%	1.11%	1.15%	1.25%
Ratio of Net Investment Income to Average Net Assets	5.21%	5.83%	7.23%	7.18%	6.88%
Portfolio Turnover Rate	165.55%	150.21%	174.98%	137.87%	172.75%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW Emerging Markets Local Currency Income Fund

Class I

	Year Ended October 31,			December 15, 2010 (Commencement of Operations) through October 31, 2011
	2014	2013	2012
Net Asset Value per Share, Beginning of Year	$10.14	$10.52	$9.89	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.55	0.54	0.64	0.51
Net Realized and Unrealized Gain (Loss) on Investments	(0.88)	(0.62)	0.23	(0.08)

Total from Investment Operations	(0.33)	(0.08)	0.87	0.43

Less Distributions:
Distributions from Net Investment Income	—	(0.06)	(0.18)	(0.54)
Distributions from Return of Capital	(0.12)	(0.24)	(0.06)	—

Total Distributions	(0.12)	(0.30)	(0.24)	(0.54)

Net Asset Value per Share, End of Year	$9.69	$10.14	$10.52	$9.89

Total Return	(3.29)%	(0.89)%	9.02%	4.25	%(2)

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$178,828	$237,695	$122,196	$99,529
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.95%	0.90%	0.96%	1.05	%(3)
After Expense Reimbursement	N/A	N/A	N/A	0.99	%(3)
Ratio of Net Investment Income to Average Net Assets	5.61%	5.19%	6.39%	5.64	%(3)
Portfolio Turnover Rate	223.55%	290.24%	252.93%	191.66	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period December 15, 2010 (Commencement of Operations) through October 31, 2011 and is not indicative of a full year’s operating results.

(3)	Annualized.

Financial Highlights

TCW Emerging Markets Local Currency Income Fund

Class N

	Year Ended October 31,			December 15, 2010 (Commencement of Operations) through October 31, 2011
	2014	2013	2012
Net Asset Value per Share, Beginning of Year	$10.13	$10.52	$9.89	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.58	0.54	0.62	0.51
Net Realized and Unrealized Gain (Loss) on Investments	(0.91)	(0.64)	0.25	(0.08)

Total from Investment Operations	(0.33)	(0.10)	0.87	0.43

Less Distributions:
Distributions from Net Investment Income	—	(0.05)	(0.18)	(0.54)
Distributions from Return of Capital	(0.11)	(0.24)	(0.06)	—

Total Distributions	(0.11)	(0.29)	(0.24)	(0.54)

Net Asset Value per Share, End of Year	$9.69	$10.13	$10.52	$9.89

Total Return	(3.37)%	(0.91)%	8.92%	4.25	%(2)

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$55,028	$113,380	$89,410	$68,560
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.24%	1.15%	1.25%	1.48	%(3)
After Expense Reimbursement	0.99%	0.99%	0.99%	0.99	%(3)
Ratio of Net Investment Income to Average Net Assets	5.87%	5.15%	6.20%	5.68	%(3)
Portfolio Turnover Rate	223.55%	290.24%	252.93%	191.66	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period December 15, 2010 (Commencement of Operations) through October 31, 2011 and is not indicative of a full year’s operating results.

(3)	Annualized.

Financial Highlights

TCW Emerging Markets Multi-Asset Opportunities Fund

Class I

	Year Ended October 31, 2014	July 1, 2013 (Commencement of Operations) through October 31, 2013
Net Asset Value per Share, Beginning of Year	$10.68	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.22	0.07
Net Realized and Unrealized Gain on Investments	0.14	0.61

Total from Investment Operations	0.36	0.68

Less Distributions:
Distributions from Net Investment Income	(0.07)	—

Net Asset Value per Share, End of Year	$10.97	$10.68

Total Return	3.43%	6.80	%(2)

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$53,652	$40,903
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.43%	1.72	%(3)
After Expense Reimbursement	1.21%	1.26	%(3)
Ratio of Net Investment Income to Average Net Assets	2.04%	2.06	%(3)
Portfolio Turnover Rate	151.61%	52.53	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period July 1, 2013 (Commencement of Operations) through October 31, 2013 and is not indicative of a full year’s operating results.

(3)	Annualized.

Financial Highlights

TCW Emerging Markets Multi-Asset Opportunities Fund

Class N

	Year Ended October 31, 2014	July 1, 2013 (Commencement of Operations) through October 31, 2013
Net Asset Value per Share, Beginning of Year	$10.62	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.22	0.06
Net Realized and Unrealized Gain on Investments	0.15	0.56

Total from Investment Operations	0.37	0.62

Less Distributions:
Distributions from Net Investment Income	(0.07)	—

Net Asset Value per Share, End of Year	$10.92	$10.62

Total Return	3.54%	6.20	%(2)

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$89	$31
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	48.38%	480.73	%(3)
After Expense Reimbursement	1.21%	1.26	%(3)
Ratio of Net Investment Income to Average Net Assets	2.01%	1.72	%(3)
Portfolio Turnover Rate	151.61%	52.53	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period July 1, 2013 (Commencement of Operations) through October 31, 2013 and is not indicative of a full year’s operating results.

(3)	Annualized.

Financial Highlights

TCW International Growth Fund

Class I

	Year Ended October 31, 2014	November 1, 2012 (Commencement of Operations) through October 31, 2013
Net Asset Value per Share, Beginning of Year	$12.04	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.10	0.05
Net Realized and Unrealized Gain on Investments	0.30	1.99

Total from Investment Operations	0.40	2.04

Less Distributions:
Distributions from Net Investment Income	(0.09)	—
Distributions from Net Realized Gain	(0.04)	—

Total Distributions	(0.13)	—

Net Asset Value per Share, End of Year	$12.31	$12.04

Total Return	3.27%	20.40%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$1,383	$1,341
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	4.95%	7.74%
After Expense Reimbursement	1.04%	1.04%
Ratio of Net Investment Income to Average Net Assets	0.82%	0.46%
Portfolio Turnover Rate	318.07%	309.74%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW International Growth Fund

Class N

	Year Ended October 31, 2014	November 1, 2012 (Commencement of Operations) through October 31, 2013
Net Asset Value per Share, Beginning of Year	$12.01	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.06	0.02
Net Realized and Unrealized Gain on Investments	0.30	1.99

Total from Investment Operations	0.36	2.01

Less Distributions:
Distributions from Net Investment Income	(0.06)	—
Distributions from Net Realized Gain	(0.04)	—

Total Distributions	(0.10)	—

Net Asset Value per Share, End of Year	$12.27	$12.01

Total Return	2.92%	20.10%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$1,234	$1,201
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	5.23%	7.99%
After Expense Reimbursement	1.34%	1.34%
Ratio of Net Investment Income to Average Net Assets	0.52%	0.15%
Portfolio Turnover Rate	318.07%	309.74%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

TCW International Small Cap Fund

Class I

	Year Ended October 31,			February 28, 2011 (Commencement of Operations) through October 31, 2011
	2014	2013	2012
Net Asset Value per Share, Beginning of Year	$8.92	$7.83	$7.68	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.01	(0.01)	0.09	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(0.13)	1.55	0.13	(2.28)

Total from Investment Operations	(0.12)	1.54	0.22	(2.32)

Less Distributions:
Distributions from Net Investment Income	(0.08)	(0.45)	(0.07)	—

Net Asset Value per Share, End of Year	$8.72	$8.92	$7.83	$7.68

Total Return	(1.39)%	20.77%	2.92%	(23.20	)%(2)

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$19,786	$24,266	$18,354	$12,988
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.37%	1.36%	1.32%	1.60	%(3)
After Expense Reimbursement	N/A	N/A	N/A	1.44	%(3)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.12%	(0.17)%	1.16%	(0.69	)%(3)
Portfolio Turnover Rate	259.88%	301.86%	139.84%	86.04	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period February 28, 2011 (Commencement of Operations) through October 31, 2011 and is not indicative of a full year’s operating results.

(3)	Annualized.

Financial Highlights

TCW International Small Cap Fund

Class N

	Year Ended October 31,			February 28, 2011 (Commencement of Operations) through October 31, 2011
	2014	2013	2012
Net Asset Value per Share, Beginning of Year	$8.92	$7.82	$7.68	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.00 (2)	(0.02)	0.08	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(0.13)	1.56	0.12	(2.28)

Total from Investment Operations	(0.13)	1.54	0.20	(2.32)

Less Distributions:
Distributions from Net Investment Income	(0.07)	(0.44)	(0.06)	—

Net Asset Value per Share, End of Year	$8.72	$8.92	$7.82	$7.68

Total Return	(1.52)%	20.77%	2.75%	(23.20	)%(3)

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$9,437	$11,847	$11,715	$11,192
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.75%	1.67%	1.64%	1.94	%(4)
After Expense Reimbursement	1.44%	1.44%	1.44%	1.44	%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.04%	(0.23)%	1.00%	(0.65	)%(4)
Portfolio Turnover Rate	259.88%	301.86%	139.84%	86.04	%(3)

(1)	Computed using average shares outstanding throughout the period.

(2)	Amount rounds to less than $0.01 per share.

(3)	For the period February 28, 2011 (Commencement of Operations) through October 31, 2011 and is not indicative of a full year’s operating results.

(4)	Annualized.

Financial Highlights

TCW Conservative Allocation Fund

Class I

	Year Ended October 31,
	2014	2013	2012	2011	2010
Net Asset Value per Share, Beginning of Year	$11.66	$10.91	$10.51	$10.79	$9.87

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.11	0.22	0.32	0.21	0.23
Net Realized and Unrealized Gain on Investments	0.67	0.79	0.51	0.17	0.94

Total from Investment Operations	0.78	1.01	0.83	0.38	1.17

Less Distributions:
Distributions from Net Investment Income	(0.20)	(0.26)	(0.20)	(0.19)	(0.25)
Distributions from Net Realized Gain	—	—	(0.23)	(0.47)	—

Total Distributions	(0.20)	(0.26)	(0.43)	(0.66)	(0.25)

Net Asset Value per Share, End of Year	$12.24	$11.66	$10.91	$10.51	$10.79

Total Return	6.66%	9.42%	8.35%	3.63%	12.08%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$30,746	$27,121	$14,705	$11,356	$4,746
Ratio of Expenses to Average Net Assets:(2)
Before Expense Reimbursement	0.29%	0.40%	0.67%	1.08%	1.74%
After Expense Reimbursement	N/A	N/A	N/A	0.85%	0.89%
Ratio of Net Investment Income to Average Net Assets	0.94%	1.96%	2.98%	1.97%	2.27%
Portfolio Turnover Rate	40.56%	57.98%	59.12%	93.92%	42.93%

(1)	Computed using average shares outstanding throughout the period.

(2)	Does not include expenses of the underlying affiliated funds.

Financial Highlights

TCW Conservative Allocation Fund

Class N

	Year Ended October 31,
	2014	2013	2012	2011	2010
Net Asset Value per Share, Beginning of Year	$11.61	$10.89	$10.51	$10.79	$9.86

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.05	0.18	0.29	0.21	0.22
Net Realized and Unrealized Gain on Investments	0.66	0.78	0.52	0.17	0.96

Total from Investment Operations	0.71	0.96	0.81	0.38	1.18

Less Distributions:
Distributions from Net Investment Income	(0.15)	(0.24)	(0.20)	(0.19)	(0.25)
Distributions from Net Realized Gain	—	—	(0.23)	(0.47)	—

Total Distributions	(0.15)	(0.24)	(0.43)	(0.66)	(0.25)

Net Asset Value per Share, End of Year	$12.17	$11.61	$10.89	$10.51	$10.79

Total Return	6.07%	8.97%	8.09%	3.63%	12.19%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$807	$1,047	$815	$1,149	$209
Ratio of Expenses to Average Net Assets:(2)
Before Expense Reimbursement	3.20%	2.84%	2.70%	3.76%	15.40%
After Expense Reimbursement	0.85%	0.85%	0.85%	0.85%	0.89%
Ratio of Net Investment Income to Average Net Assets	0.41%	1.58%	2.72%	1.95%	2.19%
Portfolio Turnover Rate	40.56%	57.98%	59.12%	93.92%	42.93%

(1)	Computed using average shares outstanding throughout the period.

(2)	Does not include expenses of the underlying affiliated funds.

Glossary

American Depository Receipts (ADRs) — Receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. ADRs are denominated in U.S. dollars and are publicly traded on exchanges or over-the-counter markets in the U.S.

American Depository Shares (ADSs) — Receipts for the shares of a foreign-based corporation held in the vault of a U.S. bank and entitling the shareholder to dividends and capital gains.

Annualize — To convert to an annual basis. The expression of a rate of return over periods other than one year converted to annual terms. For example, a cumulative return of 21% over two years would convert into an annualized return of 10% per annum, even though each annual return may have looked nothing like 10%. For example, if an investment earned -2% in year one and 23.5% in year two, the compound annual return would be 10%.

Benchmark — Any basis of measurement, such as an index, that is used by an investment manager as a yardstick to assess the performance of a portfolio. For example, the S&P 500® Index is a commonly used benchmark for U.S. large-cap equity portfolios.

Credit Default Swap — An agreement which allows the transfer of third party credit risk from one party to the other. One party in the swap is often a lender who faces credit risk from a third party borrower, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset at its full notional value or “par value” (principal plus remaining interest).

Credit-Linked Note — A type of structured note that contains an embedded credit default swap, which allows the issuer to transfer specific credit risks to buyers of the security in exchange for the issuer’s promise to make principal and interest payments. This allows the issuer to hedge its own risk with respect to a reference asset such as a default, credit spread or ratings change. In exchange for a right to interest and/or principal payments, the buyer of a credit-linked note agrees to assume exposure to the underlying reference asset to the buyer’s investment.

Distribution and/or Service (12b-1) Fees — Fees assessed to shareholders for shareholder servicing, marketing and distribution expenses for a fund.

Dividends — A distribution of corporate earnings to shareholders.

Duration — A weighted-average term-to-maturity of a bond’s cash flows, the weights being the present value of each cash flow as a percentage of the bond’s full price. Duration is often used to measure the potential volatility of a bond’s price; bonds with longer durations are more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations. Bonds with uncertain payment schedules, such as mortgage-backed securities, which can be prepaid, have durations which may vary or lengthen in certain interest rate environments making their market values more volatile than when acquired.

Emerging Market Country — A country that has a developing economy or market and is considered an emerging or developing country by the International Bank of Reconstruction and Development or any affiliate thereof as well as The Bahamas, Bahrain, Barbados, Bermuda, Brunei, Croatia, Czech Republic, Estonia, Greece, Hong Kong, Hungary, Iceland, Ireland, Israel, Republic of Korea, Kuwait, Latvia, Macau, Poland, Portugal, Qatar, Saudi Arabia, Singapore, Slovak Republic, Slovenia, Taiwan, Trinidad & Tobago and the United Arab Emirates.

Exchange-Traded Funds (ETFs) — ETFs are typically open-end investment companies whose shares are listed for trading on a national securities exchange, including the NASDAQ National Market System.

Exchange-Traded Notes (ETNs) — ETNs are senior, unsecured, unsubordinated deft securities issued by banks or other financial institutions. Each ETN has a maturity date and is backed only by the credit of the issuer. The returns of ETNs are linked to the performance of a market benchmark or strategy, less investor fees. The issuer of an ETN typically makes interest payments and a principal payment at maturity that is linked to the price movement of a market benchmark or strategy.

Expense Ratio — Expressed as a percentage provides an investor the total cost for fund operating expenses and management fees.

Forward Contract — A specific form of counterparty agreement under which a commodity or financial instrument is bought or sold at a certain price agreed on today (date of contract), but is to be delivered on a stated future (forward) date in settlement of the agreement. If the value of the underlying commodity or financial instrument changes, the value of the forward contract becomes positive or negative depending on the position held.

Futures — A standardized, transferable, exchange-traded contract that requires delivery of a security, commodity, bond, currency or stock index, at a specified price, on a specified future date. Futures represent a pledge to make a certain transaction at a future date and are usually cash settled before the close out date by a party to the contract.

Global Depository Receipts (GDRs) — Receipts for shares in a foreign based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Asia, Europe, the United Stated and Latin America to offer shares in many markets around the world.

Growth Companies — Companies that have exhibited faster-than-average gains in earnings over the last few years and are expected to continue to show a high level of profit growth. Growth companies are generally riskier investments than average companies, however, since they usually have higher price-to-earnings ratios and make little or no dividend payments to shareholders.

Interest — Cost of using money, expressed as a rate per period of time, usually one year, in which case it is called an annual rate of interest.

Interest Rate Swap — A specific form of counterparty agreement where one stream of future interest payments is exchanged for another based on a specified principal or notional amount. Interest rate swaps often exchange a fixed payment for a floating payment that is linked to an interest rate (most often LIBOR). Interest rate swaps are used to limit or manage exposure to interest rate fluctuations.

Intrinsic Value — A company’s long-term value. The valuation is determined by applying data inputs to a valuation theory or model.

Junk Bonds — Junk bonds or high yield bonds are bonds that have a credit rating of BB or lower by ratings agencies such as Moody’s Investor Service, Inc. or Standard & Poor’s Corporation. These bonds typically pay a higher yield to compensate for the greater credit risk.

Large-Capitalization Companies — Large-capitalization companies are established companies that are considered “known quantities.” Large-capitalization companies often have the resources to weather economic shifts, although they can be slower to innovate than small companies.

LIBOR — London Inter-Bank Offer Rate. The interest rate that the banks charge each other for loans (usually in Eurodollars).

Maturity — The date at which a debt instrument is due and payable.

Money Market Instruments — High quality, short term debt instruments. A money market instrument typically matures in 397 days or less.

Options — An owner of a call (put) option has the right (but not the obligation) to purchase (sell) the underlying security at a specified price, and this right lasts until a specified date. The writer of a call (put) option has the obligation to sell (purchase) the underlying security at a specified price, until a specified date.

Price-to-Earnings (P/E) Ratio — A stock’s market price divided by its current or estimated future earnings per share. A fundamental measure of the attractiveness of a particular security versus all other securities as determined by the investing public. The higher the P/E, the more investors are paying, and therefore the more earnings growth they are expecting. The lower the ratio relative to the average of the stock market, the lower the (market’s) profit growth expectations.

Price-to-Book (P/B) Ratio — The weighted average of the price-to-book ratios of all the stocks in a fund’s portfolio. Generally, a high P/B ratio indicates the price of the stock exceeds the actual worth of the company’s assets, while a low P/B ratio indicates the stock is relatively cheap.

Principal — Face amount of a debt instrument on which interest is either owed or earned.

Real Estate Investment Trust (REIT) — A REIT is a pooled investment vehicle that invests primarily in income-producing real estate or real estate loans or interests. REITs are not taxed on income distributed to shareholders, provided they comply with the requirements of the Internal Revenue Code of 1986, as amended.

Small- and Mid-Capitalization Companies — Small- and Mid-capitalization companies are less well established companies but in many cases are faster-growing than large-capitalization companies. Because they are less established, small- and mid-capitalization companies’ stocks are usually more volatile than large-capitalization companies’ stocks.

Tiered Index Bond — Typically a mortgage-backed security that maintains a fixed coupon, provided that a reference rate (usually LIBOR) remains below a stated “strike” level. In the event the reference rate rises above the “strike” level, the security behaves like an inverse floater security.

Total Return — Return on an investment including both appreciation (depreciation) and interest or dividends.

Total Return Swap — A specific form of counterparty agreement in which one party makes payments based on a set rate, either fixed or variable, and the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. In total return swaps, the underlying asset, referred to as the reference asset, is usually an equity index, loans or bonds. This asset is owned by the party receiving the set rate payment. Total return swaps allow the party receiving the total return to gain exposure and benefit from a referenced asset without actually having to own it.

Turnover — Statistical ratio measuring the amount of transactions within a portfolio over a given time period.

Value Companies — Value companies are companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios).

Weighted Average Duration — The average duration of securities in an investment portfolio weighted by market value.

Yield Curve — A visual representation of the term structure of interest rates by plotting the yields of all bonds of the same quality within maturities ranging from the shortest to the longest available. It shows the relationship between bond yields and maturity lengths. A normal or positive yield curve signifies higher interest rates for long-term investment, while a negative or downward curve indicates higher short-term rates.

TCW Funds, Inc.

865 South Figueroa Street More information on each Fund is available free upon request by calling 800 FUND TCW

Los Angeles, California 90017 (386 3829), or on the Internet at www.TCW.com, including the following:

800 FUND TCW

Annual/Semi-Annual Report

(800 386 3829)

Additional information about each Fund’s investments is in the Funds’ annual and semi-

www.TCW.com annual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)

Provides more details about each Fund and its policies. A current SAI is on file with the

Securities and Exchange Commission (SEC) and is incorporated by reference and is legally considered part of this prospectus. The SAI can be reviewed and photocopied at the SEC’s

Public Reference Room in Washington, D.C.

Shareholder Account Information

For additional information, such as transaction and account inquiries:

Call 800 248 4486, or send your request to:

TCW Funds, Inc. c/o U.S. Bancorp Fund Services, LLC

P.O Box 701

Milwaukee, WI 53201-0701

You can obtain copies of reports and other information about the Funds on the

EDGAR Database on the SEC’s website at www.sec.gov, by visiting the SEC’s Public

Reference Room in Washington, D.C., by sending your written request to the SEC’s

Public Reference Section, or by electronic request to publicinfo@sec.gov. A fee will be charged for making copies. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202 551 8090.

SEC File Number 811-7170

FUNDp0215